UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03583

Fidelity Mt. Vernon Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Series Growth Company Fund Fidelity® Series Growth Company Fund : FCGSX

This semi-annual shareholder report contains information about Fidelity® Series Growth Company Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Growth Company Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$23,490,124,091
Number of Holdings	635
Portfolio Turnover	28%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	54.1
Communication Services	11.4
Health Care	11.0
Consumer Discretionary	10.5
Industrials	6.7
Financials	2.6
Consumer Staples	2.1
Materials	0.6
Energy	0.4
Real Estate	0.1
Utilities	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.0
Preferred Stocks - 3.5
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.3
Japan - 0.7
Netherlands - 0.7
Finland - 0.5
Canada - 0.4
Switzerland - 0.3
China - 0.2
Taiwan - 0.2
India - 0.2
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	16.1
Apple Inc	7.3
Microsoft Corp	5.8
Amazon.com Inc	5.2
Alphabet Inc Class A	4.3
Sandisk Corp/DE	3.8
Ciena Corp	3.7
Alphabet Inc Class C	2.9
Meta Platforms Inc Class A	2.8
Broadcom Inc	2.2
54.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915917.102    2610-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® New Millennium Fund® Fidelity® New Millennium Fund® : FMILX

This semi-annual shareholder report contains information about Fidelity® New Millennium Fund® for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New Millennium Fund®	$ 39	0.73%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$5,991,297,162
Number of Holdings	132
Portfolio Turnover	39%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	36.6
Industrials	17.6
Communication Services	8.8
Consumer Discretionary	8.4
Financials	8.4
Health Care	7.7
Energy	3.8
Materials	3.4
Consumer Staples	2.5
Real Estate	1.4
Utilities	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.3
Netherlands - 1.1
Taiwan - 1.1
United Kingdom - 1.1
Italy - 0.9
Canada - 0.8
Chile - 0.5
Israel - 0.3
Spain - 0.3
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.7
Apple Inc	6.5
Alphabet Inc Class A	6.3
Space Exploration Technologies Corp	5.4
Amazon.com Inc	4.7
Microsoft Corp	4.4
Broadcom Inc	2.5
Micron Technology Inc	2.2
Exxon Mobil Corp	1.7
Eli Lilly & Co	1.7
44.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915875.102    300-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Growth Strategies K6 Fund Fidelity® Growth Strategies K6 Fund : FSKGX

This semi-annual shareholder report contains information about Fidelity® Growth Strategies K6 Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Strategies K6 Fund	$ 24	0.45%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$1,123,753,976
Number of Holdings	150
Portfolio Turnover	62%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	41.6
Information Technology	17.6
Consumer Discretionary	15.2
Health Care	6.5
Financials	3.9
Utilities	2.9
Materials	2.9
Communication Services	2.6
Consumer Staples	2.2
Energy	2.1
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Preferred Stocks - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.6
Australia - 1.4
Canada - 0.5
United Kingdom - 0.4
Korea (South) - 0.4
Puerto Rico - 0.3
Thailand - 0.2
Switzerland - 0.2
Israel - 0.0

TOP HOLDINGS (% of Fund's net assets)
Howmet Aerospace Inc	5.1
Sterling Infrastructure Inc	3.6
Comfort Systems USA Inc	2.8
Monolithic Power Systems Inc	2.6
Datadog Inc Class A	2.6
Rocket Lab Corp	2.2
Hilton Worldwide Holdings Inc	2.2
Vertiv Holdings Co Class A	2.1
Royal Caribbean Cruises Ltd	2.1
RBC Bearings Inc	1.9
27.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915921.102    2952-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Growth Strategies Fund Fidelity® Growth Strategies Fund : FDEGX

This semi-annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Strategies Fund	$ 41	0.78%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$4,326,978,563
Number of Holdings	150
Portfolio Turnover	70%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	41.7
Information Technology	17.9
Consumer Discretionary	15.6
Health Care	6.6
Financials	4.0
Materials	2.9
Utilities	2.9
Communication Services	2.6
Consumer Staples	2.3
Energy	2.1
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Preferred Stocks - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.5
Australia - 1.4
Canada - 0.6
United Kingdom - 0.4
Korea (South) - 0.4
Puerto Rico - 0.3
Thailand - 0.2
Switzerland - 0.2
Israel - 0.0

TOP HOLDINGS (% of Fund's net assets)
Howmet Aerospace Inc	5.1
Sterling Infrastructure Inc	3.6
Comfort Systems USA Inc	2.8
Monolithic Power Systems Inc	2.6
Datadog Inc Class A	2.5
Hilton Worldwide Holdings Inc	2.2
Rocket Lab Corp	2.1
Vertiv Holdings Co Class A	2.1
Royal Caribbean Cruises Ltd	2.1
RBC Bearings Inc	1.9
27.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915885.102    324-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Growth Strategies Fund Fidelity® Growth Strategies Fund Class K : FAGKX

This semi-annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 37	0.71%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$4,326,978,563
Number of Holdings	150
Portfolio Turnover	70%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	41.7
Information Technology	17.9
Consumer Discretionary	15.6
Health Care	6.6
Financials	4.0
Materials	2.9
Utilities	2.9
Communication Services	2.6
Consumer Staples	2.3
Energy	2.1
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Preferred Stocks - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.5
Australia - 1.4
Canada - 0.6
United Kingdom - 0.4
Korea (South) - 0.4
Puerto Rico - 0.3
Thailand - 0.2
Switzerland - 0.2
Israel - 0.0

TOP HOLDINGS (% of Fund's net assets)
Howmet Aerospace Inc	5.1
Sterling Infrastructure Inc	3.6
Comfort Systems USA Inc	2.8
Monolithic Power Systems Inc	2.6
Datadog Inc Class A	2.5
Hilton Worldwide Holdings Inc	2.2
Rocket Lab Corp	2.1
Vertiv Holdings Co Class A	2.1
Royal Caribbean Cruises Ltd	2.1
RBC Bearings Inc	1.9
27.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915884.102    2076-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Growth Company K6 Fund Fidelity® Growth Company K6 Fund : FGKFX

This semi-annual shareholder report contains information about Fidelity® Growth Company K6 Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Company K6 Fund	$ 25	0.45%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$27,749,777,045
Number of Holdings	609
Portfolio Turnover	18%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	53.2
Communication Services	13.0
Health Care	11.1
Consumer Discretionary	10.3
Industrials	6.6
Financials	2.6
Consumer Staples	2.1
Materials	0.5
Energy	0.4
Real Estate	0.1
Utilities	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.0
Preferred Stocks - 3.9
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.4
Netherlands - 0.7
Japan - 0.7
Finland - 0.5
Canada - 0.4
Switzerland - 0.3
Taiwan - 0.2
China - 0.2
United Kingdom - 0.1
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	14.9
Apple Inc	6.7
Alphabet Inc Class A	5.4
Amazon.com Inc	5.1
Microsoft Corp	4.7
Meta Platforms Inc Class A	3.9
Broadcom Inc	3.8
Sandisk Corp/DE	3.8
Ciena Corp	3.7
Eli Lilly & Co	2.3
54.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915922.102    3458-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Growth Company Fund Fidelity® Growth Company Fund : FDGRX

This semi-annual shareholder report contains information about Fidelity® Growth Company Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Company Fund	$ 41	0.73%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$99,453,200,356
Number of Holdings	637
Portfolio Turnover	17%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	54.1
Communication Services	11.9
Health Care	11.1
Consumer Discretionary	10.6
Industrials	6.1
Financials	2.7
Consumer Staples	2.2
Materials	0.6
Energy	0.4
Real Estate	0.1
Utilities	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.5
Preferred Stocks - 3.3
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.3
Netherlands - 0.7
Japan - 0.7
Finland - 0.5
Canada - 0.4
Switzerland - 0.3
China - 0.2
Taiwan - 0.2
India - 0.2
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	15.7
Apple Inc	7.5
Microsoft Corp	6.0
Amazon.com Inc	5.3
Alphabet Inc Class A	4.4
Sandisk Corp/DE	3.8
Ciena Corp	3.7
Alphabet Inc Class C	3.1
Meta Platforms Inc Class A	2.8
Broadcom Inc	2.3
54.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915843.102    25-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Growth Company Fund Fidelity® Growth Company Fund Class K : FGCKX

This semi-annual shareholder report contains information about Fidelity® Growth Company Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 37	0.66%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$99,453,200,356
Number of Holdings	637
Portfolio Turnover	17%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	54.1
Communication Services	11.9
Health Care	11.1
Consumer Discretionary	10.6
Industrials	6.1
Financials	2.7
Consumer Staples	2.2
Materials	0.6
Energy	0.4
Real Estate	0.1
Utilities	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.5
Preferred Stocks - 3.3
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.3
Netherlands - 0.7
Japan - 0.7
Finland - 0.5
Canada - 0.4
Switzerland - 0.3
China - 0.2
Taiwan - 0.2
India - 0.2
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	15.7
Apple Inc	7.5
Microsoft Corp	6.0
Amazon.com Inc	5.3
Alphabet Inc Class A	4.4
Sandisk Corp/DE	3.8
Ciena Corp	3.7
Alphabet Inc Class C	3.1
Meta Platforms Inc Class A	2.8
Broadcom Inc	2.3
54.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915842.102    2090-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Equity Growth K6 Fund Fidelity® Equity Growth K6 Fund : FEGKX

This semi-annual shareholder report contains information about Fidelity® Equity Growth K6 Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity Growth K6 Fund	$ 24	0.45%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$378,969,043
Number of Holdings	143
Portfolio Turnover	49%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	47.8
Communication Services	11.6
Consumer Discretionary	10.2
Industrials	10.2
Health Care	7.3
Financials	4.9
Materials	4.7
Consumer Staples	1.0
Energy	0.7
Utilities	0.3
Real Estate	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Preferred Stocks - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.9
Taiwan - 3.7
Canada - 1.2
Korea (South) - 1.2
Belgium - 0.9
Chile - 0.7
Netherlands - 0.6
Brazil - 0.5
Australia - 0.5
Others - 1.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.7
Microsoft Corp	7.2
Alphabet Inc Class A	7.2
Apple Inc	5.7
Amazon.com Inc	5.1
Broadcom Inc	4.2
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.5
Meta Platforms Inc Class A	3.0
Eli Lilly & Co	2.8
Mastercard Inc Class A	2.6
55.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915923.102    7524-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Growth Strategies Fund Fidelity Advisor® Growth Strategies Fund Class A : FGSFX

This semi-annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 57	1.08%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$4,326,978,563
Number of Holdings	150
Portfolio Turnover	70%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	41.7
Information Technology	17.9
Consumer Discretionary	15.6
Health Care	6.6
Financials	4.0
Materials	2.9
Utilities	2.9
Communication Services	2.6
Consumer Staples	2.3
Energy	2.1
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Preferred Stocks - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.5
Australia - 1.4
Canada - 0.6
United Kingdom - 0.4
Korea (South) - 0.4
Puerto Rico - 0.3
Thailand - 0.2
Switzerland - 0.2
Israel - 0.0

TOP HOLDINGS (% of Fund's net assets)
Howmet Aerospace Inc	5.1
Sterling Infrastructure Inc	3.6
Comfort Systems USA Inc	2.8
Monolithic Power Systems Inc	2.6
Datadog Inc Class A	2.5
Hilton Worldwide Holdings Inc	2.2
Rocket Lab Corp	2.1
Vertiv Holdings Co Class A	2.1
Royal Caribbean Cruises Ltd	2.1
RBC Bearings Inc	1.9
27.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918418.101    7824-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Growth Strategies Fund Fidelity Advisor® Growth Strategies Fund Class M : FGSGX

This semi-annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 70	1.33%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$4,326,978,563
Number of Holdings	150
Portfolio Turnover	70%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	41.7
Information Technology	17.9
Consumer Discretionary	15.6
Health Care	6.6
Financials	4.0
Materials	2.9
Utilities	2.9
Communication Services	2.6
Consumer Staples	2.3
Energy	2.1
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Preferred Stocks - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.5
Australia - 1.4
Canada - 0.6
United Kingdom - 0.4
Korea (South) - 0.4
Puerto Rico - 0.3
Thailand - 0.2
Switzerland - 0.2
Israel - 0.0

TOP HOLDINGS (% of Fund's net assets)
Howmet Aerospace Inc	5.1
Sterling Infrastructure Inc	3.6
Comfort Systems USA Inc	2.8
Monolithic Power Systems Inc	2.6
Datadog Inc Class A	2.5
Hilton Worldwide Holdings Inc	2.2
Rocket Lab Corp	2.1
Vertiv Holdings Co Class A	2.1
Royal Caribbean Cruises Ltd	2.1
RBC Bearings Inc	1.9
27.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918422.101    7825-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Growth Strategies Fund Fidelity Advisor® Growth Strategies Fund Class C : FGSHX

This semi-annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 96	1.83%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$4,326,978,563
Number of Holdings	150
Portfolio Turnover	70%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	41.7
Information Technology	17.9
Consumer Discretionary	15.6
Health Care	6.6
Financials	4.0
Materials	2.9
Utilities	2.9
Communication Services	2.6
Consumer Staples	2.3
Energy	2.1
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Preferred Stocks - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.5
Australia - 1.4
Canada - 0.6
United Kingdom - 0.4
Korea (South) - 0.4
Puerto Rico - 0.3
Thailand - 0.2
Switzerland - 0.2
Israel - 0.0

TOP HOLDINGS (% of Fund's net assets)
Howmet Aerospace Inc	5.1
Sterling Infrastructure Inc	3.6
Comfort Systems USA Inc	2.8
Monolithic Power Systems Inc	2.6
Datadog Inc Class A	2.5
Hilton Worldwide Holdings Inc	2.2
Rocket Lab Corp	2.1
Vertiv Holdings Co Class A	2.1
Royal Caribbean Cruises Ltd	2.1
RBC Bearings Inc	1.9
27.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918420.101    7826-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Growth Strategies Fund Fidelity Advisor® Growth Strategies Fund Class I : FGSJX

This semi-annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 43	0.83%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$4,326,978,563
Number of Holdings	150
Portfolio Turnover	70%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	41.7
Information Technology	17.9
Consumer Discretionary	15.6
Health Care	6.6
Financials	4.0
Materials	2.9
Utilities	2.9
Communication Services	2.6
Consumer Staples	2.3
Energy	2.1
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Preferred Stocks - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.5
Australia - 1.4
Canada - 0.6
United Kingdom - 0.4
Korea (South) - 0.4
Puerto Rico - 0.3
Thailand - 0.2
Switzerland - 0.2
Israel - 0.0

TOP HOLDINGS (% of Fund's net assets)
Howmet Aerospace Inc	5.1
Sterling Infrastructure Inc	3.6
Comfort Systems USA Inc	2.8
Monolithic Power Systems Inc	2.6
Datadog Inc Class A	2.5
Hilton Worldwide Holdings Inc	2.2
Rocket Lab Corp	2.1
Vertiv Holdings Co Class A	2.1
Royal Caribbean Cruises Ltd	2.1
RBC Bearings Inc	1.9
27.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918424.101    7827-TSRS-0726

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Growth Strategies Fund Fidelity Advisor® Growth Strategies Fund Class Z : FGSLX

This semi-annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.71%
Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$4,326,978,563
Number of Holdings	150
Portfolio Turnover	70%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	41.7
Information Technology	17.9
Consumer Discretionary	15.6
Health Care	6.6
Financials	4.0
Materials	2.9
Utilities	2.9
Communication Services	2.6
Consumer Staples	2.3
Energy	2.1
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Preferred Stocks - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.5
Australia - 1.4
Canada - 0.6
United Kingdom - 0.4
Korea (South) - 0.4
Puerto Rico - 0.3
Thailand - 0.2
Switzerland - 0.2
Israel - 0.0

TOP HOLDINGS (% of Fund's net assets)
Howmet Aerospace Inc	5.1
Sterling Infrastructure Inc	3.6
Comfort Systems USA Inc	2.8
Monolithic Power Systems Inc	2.6
Datadog Inc Class A	2.5
Hilton Worldwide Holdings Inc	2.2
Rocket Lab Corp	2.1
Vertiv Holdings Co Class A	2.1
Royal Caribbean Cruises Ltd	2.1
RBC Bearings Inc	1.9
27.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918426.101    7828-TSRS-0726

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Growth Company Fund

Semi-Annual Report
May 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Growth Company Fund
Consolidated Schedule of Investments May 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.0%
	Shares	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vista Energy SAB de CV ADR (b)	30,100	2,233,420
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
AgomAb Therapeutics NV (f)	248,962	2,800,822
AgomAb Therapeutics NV ADR (c)	129,200	1,453,500
UCB SA	70,600	20,726,951

TOTAL BELGIUM		24,981,273
CANADA - 0.4%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose Holdings Inc Subordinate Voting Shares (b)	279,515	2,870,875
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp (United States) (c)	195,100	21,987,770
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (United States) (b)	14,800	5,703,772
IT Services - 0.1%
Shopify Inc Class A (b)	179,390	21,393,037
Software - 0.0%
Taalas Inc warrants (b)(d)(e)	451,752	718,285
TOTAL INFORMATION TECHNOLOGY		27,815,094
Materials - 0.2%
Metals & Mining - 0.2%
Agnico Eagle Mines Ltd/CA (United States) (c)	53,100	9,725,265
Barrick Mining Corp	358,000	15,294,818
Franco-Nevada Corp (United States)	32,900	7,590,030
Kinross Gold Corp (United States)	157,400	4,750,332
Novagold Resources Inc (United States) (b)(c)	1,054,900	9,040,493
TOTAL MATERIALS		46,400,938
TOTAL CANADA		99,074,677
CHINA - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
BYD Co Ltd H Shares	555,500	6,466,396
Broadline Retail - 0.0%
Alibaba Group Holding Ltd ADR	8,600	1,068,292
Hotels, Restaurants & Leisure - 0.1%
Atour Lifestyle Holdings Ltd ADR	335,600	11,524,504
Luckin Coffee Inc ADR (b)	418,200	13,449,312
		24,973,816
TOTAL CONSUMER DISCRETIONARY		32,508,504
Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (d)(e)	570,188	860,983
Health Care - 0.0%
Biotechnology - 0.0%
Zai Lab Ltd ADR (b)(c)	76,500	1,353,285
TOTAL CHINA		34,722,772
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S (b)	9,489	2,126,580
Zealand Pharma A/S (b)	122,900	6,231,549

TOTAL DENMARK		8,358,129
FINLAND - 0.5%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	134,400	4,781,952
Information Technology - 0.5%
Communications Equipment - 0.5%
Nokia Oyj ADR	7,763,500	115,210,340
TOTAL FINLAND		119,992,292
FRANCE - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Abivax SA ADR (b)	28,800	3,819,744
Health Care Technology - 0.0%
DNA Script SAS (b)(d)(e)	85	912
DNA Script SAS seed shares (b)(d)(e)	324	3,484
		4,396
TOTAL FRANCE		3,824,140
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	6,500	292,955
INDIA - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.1%
Meesho (f)	7,665,159	14,788,167
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (b)	2,843,600	7,499,729
MakeMyTrip Ltd (b)(c)	96,150	4,494,051
		11,993,780
Specialty Retail - 0.0%
Lenskart Solutions Ltd (b)	30,180	166,401
TOTAL CONSUMER DISCRETIONARY		26,948,348
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd	356,718	4,960,486
Financials - 0.0%
Banks - 0.0%
HDFC Bank Ltd/Gandhinagar ADR	337,144	8,017,285
Financial Services - 0.0%
Jio Financial Services Ltd	300,359	755,402
TOTAL FINANCIALS		8,772,687
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Ltd (b)	646,600	3,078,513
TOTAL INDIA		43,760,034
IRELAND - 0.1%
Health Care - 0.1%
Biotechnology - 0.0%
Prothena Corp PLC (b)(c)	758,905	7,725,653
Pharmaceuticals - 0.1%
GH Research PLC (b)(c)	458,200	10,992,218
TOTAL IRELAND		18,717,871
ISRAEL - 0.0%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (b)(c)	171,471	2,316,573
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(d)(e)	65,668	521,404
TOTAL ISRAEL		2,837,977
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	7,545	458,585
Information Technology - 0.0%
Software - 0.0%
Bending Spoons SpA Class C (d)(e)	14,700	1,007,161
TOTAL ITALY		1,465,746
JAPAN - 0.7%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Rakuten Group Inc (b)	98,700	461,879
Industrials - 0.1%
Machinery - 0.1%
Mitsubishi Heavy Industries Ltd	467,900	11,060,579
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Allegro MicroSystems Inc (b)	127,300	6,093,851
Kioxia Holdings Corp (b)	287,000	118,663,548
TOTAL INFORMATION TECHNOLOGY		124,757,399
TOTAL JAPAN		136,279,857
KOREA (SOUTH) - 0.1%
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	71,363	14,992,922
MEXICO - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
BBB Foods Inc Class A (b)	249,500	9,436,090
NETHERLANDS - 0.7%
Health Care - 0.6%
Biotechnology - 0.6%
Argenx SE ADR (b)	136,960	114,497,191
Pharmaceuticals - 0.0%
Pharvaris NV (b)	333,339	10,053,504
TOTAL HEALTH CARE		124,550,695
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ASML Holding NV depository receipt	3,285	5,297,916
TOTAL NETHERLANDS		129,848,611
POLAND - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Modivo SA (b)(c)	51,354	1,127,119
SWITZERLAND - 0.3%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (b)(c)	1,265,006	51,637,545
Health Care - 0.1%
Biotechnology - 0.0%
CRISPR Therapeutics AG (b)(c)	103,700	5,825,866
Idorsia Ltd (b)(c)	899,624	5,147,295
		10,973,161
Pharmaceuticals - 0.1%
Galderma Group AG	55,250	11,688,217
TOTAL HEALTH CARE		22,661,378
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
TE Connectivity PLC	1,241	264,842
TOTAL SWITZERLAND		74,563,765
TAIWAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Silicon Motion Technology Corp ADR	21,400	5,925,018
Taiwan Semiconductor Manufacturing Co Ltd ADR	117,368	49,112,640

TOTAL TAIWAN		55,037,658
UNITED KINGDOM - 0.1%
Consumer Staples - 0.1%
Personal Care Products - 0.0%
Unilever PLC ADR	5,300	299,185
Tobacco - 0.1%
British American Tobacco PLC ADR	257,900	15,935,641
TOTAL CONSUMER STAPLES		16,234,826
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	37,700	2,579,434
Financials - 0.0%
Financial Services - 0.0%
Revolut Group Holdings Ltd (b)(d)(e)	3,628	5,077,894
Health Care - 0.0%
Biotechnology - 0.0%
Immunocore Holdings PLC ADR (b)	260,570	7,527,867
TOTAL UNITED KINGDOM		31,420,021
UNITED STATES - 92.5%
Communication Services - 11.3%
Diversified Telecommunication Services - 0.1%
Comcast Corp Class A	41,100	1,022,157
Lumen Technologies Inc (b)	2,793,700	30,702,763
Verizon Communications Inc	11,400	545,034
		32,269,954
Entertainment - 1.0%
Netflix Inc (b)	2,246,590	193,251,672
ROBLOX Corp Class A (b)	667,500	31,472,625
Roku Inc Class A (b)	89,176	11,608,932
Spotify Technology SA (b)	18,300	9,107,544
Walt Disney Co/The	5,876	598,353
		246,039,126
Interactive Media & Services - 10.0%
Alphabet Inc Class A	2,598,480	988,305,883
Alphabet Inc Class C	1,828,160	688,174,269
Epic Games Inc (b)(d)(e)	11,800	5,208,992
IAC Inc Class A (b)	5,000	224,450
Meta Platforms Inc Class A	1,009,030	638,221,565
Reddit Inc Class B (b)	46,152	8,122,752
Snap Inc Class A (b)	9,400	53,674
		2,328,311,585
Media - 0.0%
Trade Desk Inc (The) Class A (b)	34,200	737,352
Versant Media Group Inc Class A	1,724	74,373
		811,725
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	188,953	35,434,356
TOTAL COMMUNICATION SERVICES		2,642,866,746
Consumer Discretionary - 10.0%
Automobiles - 1.6%
Neutron Holdings Inc (b)(e)	1,304	16,300
Rad Power Bikes Inc (b)(d)(e)	249,183	2
Rad Power Bikes Inc warrants 10/6/2033 (b)(d)(e)	181,375	2
Rivian Automotive Inc Class A (b)(c)	234,919	3,829,180
Tesla Inc (b)	849,305	370,118,626
		373,964,110
Broadline Retail - 5.4%
Amazon.com Inc (b)	4,521,760	1,223,769,127
Ollie's Bargain Outlet Holdings Inc (b)	535,037	43,675,071
		1,267,444,198
Diversified Consumer Services - 0.0%
Duolingo Inc Class A (b)	5,400	601,344
Hotels, Restaurants & Leisure - 0.8%
Airbnb Inc Class A (b)	45,600	6,078,936
Black Rock Coffee Bar Inc Class A	23,768	197,750
Booking Holdings Inc	262,100	43,883,403
Brinker International Inc (b)	195,516	27,837,568
Cava Group Inc (b)(c)	79,550	6,177,853
Chipotle Mexican Grill Inc (b)	398,750	12,704,175
DoorDash Inc Class A (b)	56,900	9,063,601
Dutch Bros Inc Class A (b)	39,100	2,267,800
Expedia Group Inc Class A	4,300	970,897
Hyatt Hotels Corp Class A (c)	10,883	1,973,741
Marriott International Inc/MD Class A1	78,350	29,428,260
McDonald's Corp	9,925	2,771,060
Shake Shack Inc Class A (b)	16,036	1,031,275
Starbucks Corp	219,653	21,780,791
Viking Holdings Ltd (b)	75,000	6,908,250
Wingstop Inc	13,200	2,071,872
Yum! Brands Inc	40,600	6,006,770
		181,154,002
Household Durables - 0.3%
DR Horton Inc	25,500	3,750,795
Garmin Ltd	120,700	28,234,144
SharkNinja Inc (b)	256,900	31,313,541
Somnigroup International Inc	205,200	14,530,212
Toll Brothers Inc	6,800	942,072
		78,770,764
Specialty Retail - 1.6%
Carvana Co Class A (b)	255,000	18,615,000
Dick's Sporting Goods Inc	115,200	26,216,064
Fanatics Inc Class A (b)(d)(e)	180,405	16,254,491
Five Below Inc (b)	14,700	3,342,192
Floor & Decor Holdings Inc Class A (b)	27,600	1,418,639
Home Depot Inc/The	228,377	72,427,482
Lowe's Cos Inc	80,973	17,357,372
Revolve Group Inc Class A (b)	568,100	11,134,760
RH (b)	18,291	2,716,031
Ross Stores Inc	89,200	20,670,316
TJX Cos Inc/The	592,972	91,762,417
Wayfair Inc Class A (b)	1,270,320	91,793,323
		373,708,087
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp (b)	384,318	43,754,605
Lululemon Athletica Inc (b)	48,458	6,356,720
NIKE Inc Class B	208,554	9,641,451
Tory Burch LLC Class A (b)(d)(e)(g)	248,840	7,900,670
VF Corp	223,900	3,846,602
		71,500,048
TOTAL CONSUMER DISCRETIONARY		2,347,142,553
Consumer Staples - 2.0%
Beverages - 0.6%
Celsius Holdings Inc (b)(c)	108,000	3,593,160
Coca-Cola Co/The	1,284,107	101,457,295
Constellation Brands Inc Class A	5,900	819,038
Keurig Dr Pepper Inc	483,671	14,524,640
Monster Beverage Corp (b)	234,070	20,616,886
PepsiCo Inc	65,764	9,482,511
		150,493,530
Consumer Staples Distribution & Retail - 0.6%
Costco Wholesale Corp	84,194	80,516,406
Dollar Tree Inc (b)	6,500	756,860
Kroger Co/The	232,240	14,433,716
Maplebear Inc (b)	15,045	598,791
Sprouts Farmers Market Inc (b)	189,100	15,623,442
Target Corp	110,363	14,023,826
Walmart Inc	86,300	9,989,225
		135,942,266
Food Products - 0.1%
Archer-Daniels-Midland Co (c)	89,600	7,148,288
Bunge Global SA	64,654	7,971,838
Hershey Co/The	23,300	4,520,899
McCormick & Co Inc/MD	31,500	1,492,155
Mondelez International Inc	91,917	5,622,563
		26,755,743
Household Products - 0.1%
Church & Dwight Co Inc	31,421	3,004,790
Clorox Co/The	7,100	639,142
Colgate-Palmolive Co	72,191	6,506,575
Procter & Gamble Co/The	61,478	8,825,782
		18,976,289
Personal Care Products - 0.0%
Kenvue Inc	178,300	3,081,024
SkinHealth Systems Inc (b)(e)	466,028	360,612
		3,441,636
Tobacco - 0.6%
JUUL Labs Inc Class A (b)(d)(e)	3,370,033	6,942,268
Philip Morris International Inc	728,800	129,274,544
		136,216,812
TOTAL CONSUMER STAPLES		471,826,276
Energy - 0.3%
Energy Equipment & Services - 0.1%
Baker Hughes Co Class A	192,400	12,290,512
Halliburton Co	221,400	8,601,390
SLB Ltd	75,700	4,129,435
		25,021,337
Oil, Gas & Consumable Fuels - 0.2%
EOG Resources Inc	54,000	7,202,520
EQT Corp	185,400	10,184,022
Exxon Mobil Corp	24,100	3,500,766
Range Resources Corp	378,800	14,754,260
Valero Energy Corp	43,600	10,674,152
		46,315,720
TOTAL ENERGY		71,337,057
Financials - 2.5%
Banks - 0.3%
Bank of America Corp	507,717	26,198,197
JPMorgan Chase & Co	75,323	22,544,927
US Bancorp	78,800	4,322,180
Wells Fargo & Co	215,600	16,717,624
		69,782,928
Capital Markets - 0.6%
Blackrock Inc	21,897	22,923,531
Coinbase Global Inc Class A (b)	51,200	9,678,336
Goldman Sachs Group Inc/The	27,450	28,151,622
Lincoln International LLC	146,400	3,340,848
Morgan Stanley	26,300	5,470,400
Robinhood Markets Inc Class A (b)	669,400	63,124,420
		132,689,157
Consumer Finance - 0.0%
American Express Co	35,800	11,329,626
Financial Services - 1.6%
Apollo Global Management Inc	76,000	9,781,960
Block Inc Class A (b)	25,985	1,967,584
Mastercard Inc Class A	282,949	139,771,147
PayPal Holdings Inc	205,827	9,210,758
Stripe Global Holdings Inc (d)(e)	43,500	2,740,500
Toast Inc Class A (b)	282,100	7,343,063
Visa Inc Class A	614,212	200,454,229
		371,269,241
TOTAL FINANCIALS		585,070,952
Health Care - 9.5%
Biotechnology - 5.8%
AbbVie Inc	101,449	22,087,476
Absci Corp (b)(c)	1,971,986	13,310,906
Akouos Inc (b)(d)	200,563	30,084
Alnylam Pharmaceuticals Inc (b)	298,831	90,240,985
Amgen Inc	93,904	31,625,928
Antares Therapeutics Inc (b)(d)(e)	33,185	30,198
Apogee Therapeutics Inc (b)	530,626	43,585,620
ArriVent Biopharma Inc (b)	68,400	2,070,468
Arrowhead Pharmaceuticals Inc (b)(c)	546,518	42,579,217
Beam Therapeutics Inc (b)(c)	807,299	26,584,356
BeOne Medicines Ltd ADR (b)	139,839	40,262,445
Biogen Inc (b)	30,542	5,986,232
Biohaven Ltd (b)	32,600	358,926
Biomea Fusion Inc (b)(c)	804,702	1,110,489
Biomea Fusion Inc warrants 12/20/2026 (b)	213,800	3,970
Boundless Bio Inc (b)	199,716	289,588
CAMP4 Therapeutics Corp (e)	111,615	489,990
CAMP4 Therapeutics Corp (b)	60,223	264,379
Candel Therapeutics Inc (b)	555,760	4,612,808
Caris Life Sciences Inc (b)	184,441	3,083,854
Cibus Inc Class A (b)(c)	848,828	1,222,312
Crescent Biopharma Inc (b)(e)	165,200	3,411,380
Crescent Biopharma Inc (b)	69,195	1,428,877
Cyclerion Therapeutics Inc (b)(c)	57,300	180,495
Damora Therapeutics Inc (b)	452,806	11,265,813
Denali Therapeutics Inc (b)(c)	263,700	5,548,248
Deverra Therapeutics (b)(d)(e)	20,487	0
Dianthus Therapeutics Inc (b)	400,184	37,221,114
Disc Medicine Inc (b)	22,400	1,558,368
Dyne Therapeutics Inc (b)(c)	745,900	14,418,247
Eikon Therapeutics Inc (b)(c)	155,500	1,685,620
Foghorn Therapeutics Inc (b)	279,412	1,195,883
Generate Biomedicines Inc (f)	261,621	3,432,468
Generate Biomedicines Inc (c)	171,000	2,243,520
Hemab Therapeutics Holdings Inc	128,700	3,667,950
Ideaya Biosciences Inc (b)(c)	1,082,838	31,911,236
Immuneering Corp (b)(c)	719,805	4,153,275
Immunome Inc (b)(c)	1,242,297	27,119,344
Immunovant Inc (b)	1,096,359	36,508,755
Insmed Inc (b)	145,600	15,566,096
Ionis Pharmaceuticals Inc (b)(c)	2,090,022	159,886,683
Jade Biosciences Inc (b)	257,190	5,411,278
Kailera Therapeutics Inc (b)(c)	198,900	4,562,766
Krystal Biotech Inc (b)	192,900	59,611,887
Kymera Therapeutics Inc (b)	531,529	43,277,091
Moderna Inc (b)	1,395,541	65,855,580
Natera Inc (b)	9,100	2,032,667
Nurix Therapeutics Inc (b)	116,000	2,060,160
Nuvalent Inc Class A (b)	64,825	7,156,032
Odyssey Therapeutics Inc (f)	273,151	4,646,299
Odyssey Therapeutics Inc (b)(c)	149,600	2,544,696
ORIC Pharmaceuticals Inc (b)	45,708	386,233
Oruka Therapeutics Inc (b)(c)	323,236	18,919,003
Praxis Precision Medicines Inc (b)	22,900	8,014,313
Rallybio Corp (b)(c)	53,600	775,056
Regeneron Pharmaceuticals Inc	21,921	13,476,592
Revolution Medicines Inc (b)	567,602	89,385,963
Roivant Sciences Ltd (b)	5,122,700	153,629,773
Sana Biotechnology Inc (b)(c)	2,857,700	9,430,410
Scholar Rock Holding Corp (b)	1,098,284	54,145,401
Sigilon Therapeutics Inc rights (b)(d)	3,192	28,313
Spyre Therapeutics Inc (b)	671,191	49,332,539
Summit Therapeutics Inc (b)(c)	648,983	11,383,162
Tango Therapeutics Inc (b)(c)	672,100	14,772,758
Taysha Gene Therapies Inc (b)(c)	748,020	4,390,877
Tectonic Therapeutic Inc (b)(c)	196,522	6,124,608
Tubulis GmbH escrow shares (d)(e)	1,916	6,629
Tubulis GmbH escrow shares (d)(e)	1,916	38
Tubulis GmbH rights (b)(d)(e)	21,076	692,692
Vaxcyte Inc (b)	149,790	7,699,206
Vera Therapeutics Inc Class A (b)(c)	210,782	7,486,977
Vertex Pharmaceuticals Inc (b)	40,493	18,122,237
		1,357,594,839
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories	1	85
Blink Health LLC Class A1 (b)(d)(e)	28,770	1,083,191
Boston Scientific Corp (b)	64,200	3,101,502
Ceribell Inc (b)	46,300	854,235
Dexcom Inc (b)	54,784	4,039,772
GE HealthCare Technologies Inc	14,100	878,994
Globus Medical Inc Class A (b)(c)	67,700	5,543,276
Inspire Medical Systems Inc (b)	3,250	134,420
Insulet Corp (b)	4,360	631,938
Intuitive Surgical Inc (b)	111,873	47,505,751
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(d)(e)	3,109	34,044
Medline Inc Class A	204,400	7,472,864
Novocure Ltd (b)(c)	1,550,900	26,427,336
Procept Biorobotics Corp (b)(c)	100,862	2,655,696
Saluda Medical Inc (e)(f)	84,572	218,830
Saluda Medical Inc depository receipt	327,195	84,662
		100,666,596
Health Care Providers & Services - 0.3%
Alignment Healthcare Inc (b)	325,222	4,982,401
Blue Marlin Therapeutics, Inc. (d)(e)	152	9,500
Cardinal Health Inc	30,100	5,923,680
Conformal Medical Inc (d)(e)	334,464	3,345
Conformal Medical Inc escrow shares (d)(e)	334,464	6,689
Conformal Medical Inc escrow shares (d)(e)	334,464	3
CVS Health Corp	91,700	8,342,866
Guardant Health Inc (b)	32,400	4,201,956
HCA Healthcare Inc	27,400	10,371,996
Hims & Hers Health Inc Class A (b)(c)	99,100	2,591,465
McKesson Corp	22,400	16,630,657
Omada Health Inc (b)	137,020	2,462,249
Scorpion Therapeutics Inc (b)(d)(e)	526,726	5
Scorpion Therapeutics Inc rights (b)(d)(e)	526,726	437,183
UnitedHealth Group Inc	15,800	6,008,898
		61,972,893
Health Care Technology - 0.0%
HeartFlow Inc (b)	104,521	3,238,061
Prognomiq Inc (b)(d)(e)	36,205	6,154
Wugen Inc warrants 8/22/2035 (b)(d)(e)	76,908	130,744
		3,374,959
Life Sciences Tools & Services - 0.1%
10X Genomics Inc Class A (b)	39,000	1,103,895
Danaher Corp	45,433	8,299,246
Repligen Corp (b)	4,500	557,775
Thermo Fisher Scientific Inc	16,500	8,126,415
		18,087,331
Pharmaceuticals - 2.9%
Adimab LLC (b)(d)(e)(g)	762,787	8,329,634
Adimab LLC (b)(d)(e)(g)	762,787	3,409,658
Amylyx Pharmaceuticals Inc (b)	86,700	1,244,145
Atea Pharmaceuticals Inc (b)	733,900	3,427,313
Avalyn Pharma Inc	65,700	1,890,846
Bristol-Myers Squibb Co	62,265	3,560,313
Crinetics Pharmaceuticals Inc (b)	155,100	5,513,805
Eli Lilly & Co	455,700	503,548,500
Harmony Biosciences Holdings Inc (b)	122,723	3,876,820
LENZ Therapeutics Inc (b)(c)	309,200	2,405,576
Lexicon Pharmaceuticals Inc (b)(c)	3,990,693	8,699,711
Maze Therapeutics Inc (b)(c)	15,000	396,900
Nektar Therapeutics (b)	419,823	27,238,116
Nuvation Bio Inc Class A (b)(c)	4,516,478	21,588,765
Ocular Therapeutix Inc (b)(c)	2,611,078	23,525,813
Optinose Inc (b)(d)	103,948	0
Optinose Inc warrants 11/23/2027 (b)(d)	206,400	2
Pfizer Inc rights (b)(d)	961,700	5,183,563
Rapport Therapeutics Inc (b)(c)	592,106	23,388,187
Roche Holding AG	7,220	3,045,988
Roche Holding AG rights (b)(d)	858,559	1,433,794
Seaport Therapeutics Inc (b)(c)	55,000	1,000,450
Sienna Biopharmaceuticals Inc (b)(d)	589,618	6
Skyhawk Therapeutics Inc (b)(d)(e)	147,577	7,842,242
Skyhawk Therapeutics Inc rights 5/23/2028 (b)(d)(e)	126,113	0
Structure Therapeutics Inc ADR (b)	50,400	1,982,736
Tarsus Pharmaceuticals Inc (b)	52,400	3,112,560
Trevi Therapeutics Inc (b)	230,863	3,264,403
VeraDermics Inc (c)	188,112	18,982,382
WaVe Life Sciences Ltd (b)	254,800	1,676,584
		689,568,812
TOTAL HEALTH CARE		2,231,265,430
Industrials - 4.9%
Aerospace & Defense - 2.7%
Anduril Industries Inc Class B (d)(e)	1,799	124,041
Anduril Industries Inc Class C (d)(e)	1	69
Arxis Inc Class A	56,000	2,516,080
Beta Technologies Inc Class A (b)(c)	585,733	10,742,343
Boeing Co (b)	140,786	32,542,684
GE Aerospace	243,300	78,770,808
Hawkeye 360 Inc	37,800	1,247,778
Lockheed Martin Corp	10,860	5,760,687
Space Exploration Technologies Corp (b)(e)	3,789,365	511,564,275
		643,268,765
Air Freight & Logistics - 0.0%
FedEx Corp	12,100	4,982,175
United Parcel Service Inc Class B	70,284	7,498,600
		12,480,775
Building Products - 0.1%
Madison Air Solutions Corp Class A	424,000	18,431,280
Trane Technologies PLC	4,900	2,211,370
		20,642,650
Construction & Engineering - 0.2%
Comfort Systems USA Inc	11,100	20,293,131
Fluor Corp (b)	69,300	3,171,168
Quanta Services Inc	27,700	19,714,921
		43,179,220
Electrical Equipment - 0.5%
Bloom Energy Corp Class A (b)	10,500	2,992,500
Eaton Corp PLC	35,044	14,038,626
Emerson Electric Co	19,049	2,739,627
GE Vernova Inc	76,450	74,028,065
Vertiv Holdings Co Class A	88,100	27,814,051
		121,612,869
Ground Transportation - 0.3%
Lyft Inc Class A (b)	73,300	1,034,263
Old Dominion Freight Line Inc	48,100	10,829,715
Uber Technologies Inc (b)	588,104	41,402,522
Union Pacific Corp	26,400	6,933,696
		60,200,196
Industrial Conglomerates - 0.1%
3M Co	32,680	5,004,288
Honeywell International Inc	69,383	16,503,441
		21,507,729
Machinery - 0.3%
Caterpillar Inc	54,060	47,349,532
Deere & Co	17,800	9,650,804
Illinois Tool Works Inc	30,453	7,530,418
		64,530,754
Passenger Airlines - 0.7%
Alaska Air Group Inc (b)(c)	113,700	5,232,474
Delta Air Lines Inc	499,790	41,222,679
JetBlue Airways Corp (b)(c)	695,614	3,805,009
Southwest Airlines Co (c)	689,037	29,594,139
United Airlines Holdings Inc (b)	637,325	73,164,910
Wheels Up Experience Inc Class A rights (b)(d)	23,018	0
Wheels Up Experience Inc Stage 1 rights (b)(d)	23,018	0
Wheels Up Experience Inc Stage 3 rights (b)(d)	23,018	0
		153,019,211
Trading Companies & Distributors - 0.0%
EquipmentShare.com Inc Class A (b)	50,500	1,052,419
TOTAL INDUSTRIALS		1,141,494,588
Information Technology - 51.6%
Communications Equipment - 4.2%
Arista Networks Inc (b)	217,028	34,609,455
Ciena Corp (b)	1,479,039	858,182,799
Lumentum Holdings Inc (b)	107,200	91,651,712
		984,443,966
Electronic Equipment, Instruments & Components - 0.6%
Coherent Corp (b)	68,590	24,793,227
Corning Inc	697,000	126,268,520
Flex Ltd (b)	4,300	648,354
		151,710,101
IT Services - 0.8%
Akamai Technologies Inc (b)	143,200	21,414,128
Cloudflare Inc Class A (b)	501,981	121,389,045
CoreWeave Inc Class A (b)	7,800	854,334
Fastly Inc Class A (b)(c)	432,400	7,681,586
IBM Corporation	24,795	7,383,951
Kyndryl Holdings Inc (b)	77,900	971,413
MongoDB Inc Class A (b)	8,441	2,832,378
Okta Inc Class A (b)	8,601	1,060,245
Snowflake Inc (b)	51,325	13,116,104
		176,703,184
Semiconductors & Semiconductor Equipment - 23.4%
Advanced Micro Devices Inc (b)	249,736	128,888,750
Applied Materials Inc	72,685	32,712,611
ARM Holdings PLC ADR (b)	7,100	2,508,359
Astera Labs Inc (b)	544,812	186,788,794
Broadcom Inc	1,165,650	520,777,451
Cerebras Systems Inc Class A (b)	34,400	8,152,456
Cerebras Systems Inc Class B (f)	678,900	160,892,511
Cirrus Logic Inc (b)	6,600	1,121,670
Enphase Energy Inc (b)	26,400	1,804,704
First Solar Inc (b)	42,950	13,176,631
GlobalFoundries Inc (b)	175,700	14,050,729
Impinj Inc (b)	253,047	38,210,097
Intel Corp (b)	562,900	64,553,372
KLA Corp	39,586	76,072,812
Lam Research Corp	145,000	46,136,100
Marvell Technology Inc	625,269	128,180,145
Micron Technology Inc	4,531	4,399,601
Monolithic Power Systems Inc	15,800	24,746,118
NVIDIA Corp	17,843,100	3,767,392,134
ON Semiconductor Corp (b)	221,900	26,765,578
QUALCOMM Inc (c)	100,309	25,179,565
SiTime Corp (b)	230,835	163,939,017
Teradyne Inc	113,150	42,353,177
Texas Instruments Inc	50,494	15,435,006
		5,494,237,388
Software - 9.8%
Adobe Inc (b)	31,212	8,090,463
AppLovin Corp Class A (b)	341,100	209,124,999
Asapp Inc warrants 8/28/2028 (b)(d)(e)	250,984	72,784
Atlassian Corp Class A (b)	8,026	863,678
Autodesk Inc (b)	43,842	10,141,093
Canva Inc Class A (b)(d)(e)	2,888	3,670,273
Celestial AI Inc (d)(e)	341,035	10,231
Celestial AI Inc (Milestone 1) rights (b)(d)(e)	341,035	1,302,755
Celestial AI Inc (Milestone 2) rights (b)(d)(e)	341,035	733,225
Celestial AI Inc (Milestone 3) rights (b)(d)(e)	341,035	156,876
Celestial AI Inc escrow shares (d)(e)	341,035	3
Circle Internet Group Inc Class A (b)	135,621	15,325,173
Crowdstrike Holdings Inc Class A (b)	104,883	76,669,473
Datadog Inc Class A (b)	103,580	25,620,513
Docusign Inc (b)	4,300	225,836
Elastic NV (b)	1,694	109,601
Figma Inc Class A	132,829	3,387,140
HubSpot Inc (b)	15,867	3,500,736
Intuit Inc	45,494	15,082,626
Microsoft Corp	2,999,666	1,350,569,620
Nutanix Inc Class A (b)	3,444,205	179,339,754
OpenAI Group Pbc Class A (d)(e)	4,800	3,300,912
Oracle Corp	1,013,604	228,851,511
Palantir Technologies Inc Class A (b)	259,300	40,590,822
Palo Alto Networks Inc (b)	24,700	6,957,743
Rubrik Inc Class A (b)	318,000	25,004,340
Salesforce Inc	28,249	5,398,384
ServiceNow Inc (b)	303,350	37,727,640
Synopsys Inc (b)	3,100	1,474,422
Workday Inc Class A (b)	29,432	4,302,664
Zoom Communications Inc Class A (b)	399,303	40,565,192
Zscaler Inc (b)	12,965	1,811,599
		2,299,982,081
Technology Hardware, Storage & Peripherals - 12.8%
Apple Inc	5,477,528	1,709,317,388
Everpure Inc Class A (b)	4,226,009	336,009,976
Sandisk Corp/DE (b)	533,442	904,173,521
Western Digital Corp	125,600	66,719,976
		3,016,220,861
TOTAL INFORMATION TECHNOLOGY		12,123,297,581
Materials - 0.3%
Chemicals - 0.1%
Albemarle Corp	3,300	582,186
Corteva Inc	76,300	5,972,764
Dow Inc (c)	118,600	4,002,750
Farmers Business Network Inc (b)(d)(e)	21,002	7,770
Farmers Business Network Inc warrants 9/27/2033 (b)(d)(e)	468,740	276,557
Mosaic Co/The	149,500	3,573,050
Solstice Advanced Materials Inc	10,620	894,523
		15,309,600
Construction Materials - 0.0%
James Hardie Industries PLC (b)	88,473	2,059,651
Containers & Packaging - 0.0%
Avery Dennison Corp	19,500	3,101,865
Smurfit Westrock PLC	11,900	489,685
		3,591,550
Metals & Mining - 0.2%
Freeport-McMoRan Inc	815,500	53,586,505
TOTAL MATERIALS		74,547,306
Real Estate - 0.1%
Health Care REITs - 0.1%
Welltower Inc	58,000	11,909,140
Real Estate Management & Development - 0.0%
CBRE Group Inc Class A (b)	34,400	4,301,376
Specialized REITs - 0.0%
American Tower Corp	40,798	7,627,594
Equinix Inc	2,500	2,670,100
		10,297,694
TOTAL REAL ESTATE		26,508,210
TOTAL UNITED STATES		21,715,356,699
TOTAL COMMON STOCKS (Cost $5,581,895,616)		22,528,324,028

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc 4% 5/22/2027 (e)	857,900	1,384,651
Neutron Holdings Inc 4% 6/12/2027 (e)	25,455	41,084
Neutron Holdings Inc 8% 10/29/2026 (e)(j)	1,739,754	2,179,912
TOTAL CONSUMER DISCRETIONARY		3,605,647
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc 15% 12/31/2026 (d)(e)	1,432,300	1,460,946
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium Inc/US 10% 12/31/2026 (d)(e)	590,199	632,222
Health Care Technology - 0.0%
Wugen Inc 0% 12/31/2199 (d)(e)(h)	408,689	425,036
Pharmaceuticals - 0.0%
Galvanize Therapeutics 10% 2/28/2027 (d)(e)	235,126	320,900
Kartos Therapeutics Inc 3.6% (d)(e)(i)	32,844	33,954
Kartos Therapeutics Inc 3.6% 3/4/2027 (d)(e)	131,320	135,784
		490,638
TOTAL HEALTH CARE		1,547,896
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (d)(e)	12,651	0
Software - 0.0%
Evozyne Inc 6% 9/13/2028 pay-in-kind (d)(e)	1,156,345	1,373,622
TOTAL INFORMATION TECHNOLOGY		1,373,622
Materials - 0.0%
Chemicals - 0.0%
Farmers Business Network Inc 15% 12/31/2199 (d)(e)	619,909	282,988
TOTAL UNITED STATES		8,271,099
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $7,380,337)		8,271,099

Convertible Preferred Stocks - 3.5%
	Shares	Value ($)
CANADA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Deep Genomics Inc Series C (b)(d)(e)	129,534	1,489,641
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (b)(d)(e)	24,600	1,991,124
TOTAL CANADA		3,480,765
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(d)(e)	84,766	26,918,291
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(d)(e)	13,569	2,773,344
FRANCE - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
DNA Script SAS Series B (b)(d)(e)	4	56
DNA Script SAS Series C (b)(d)(e)	2,060	316,735

TOTAL FRANCE		316,791
INDIA - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Valuedrive Technologies Pvt Ltd Series A (d)(e)	141	188,755
Valuedrive Technologies Pvt Ltd Series B (d)(e)	284	380,188
Valuedrive Technologies Pvt Ltd Series C (d)(e)	1	1,338
Valuedrive Technologies Pvt Ltd Series C1 (d)(e)	1	1,339
Valuedrive Technologies Pvt Ltd Series G (d)(e)	1,820,500	676,963
Valuedrive Technologies Pvt Ltd Series S2 (d)(e)	69	92,370

TOTAL INDIA		1,340,953
ISRAEL - 0.1%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
InSightec Ltd Series G (b)(d)(e)	1,613,647	1,113,416
Industrials - 0.1%
Electrical Equipment - 0.1%
Element Labs Inc Series A (b)(d)(e)	134,000	3,146,320
Element Labs Inc Series B (d)(e)	145,400	3,509,956
Element Labs Inc Series C (d)(e)	68,100	1,884,327
TOTAL INDUSTRIALS		8,540,603
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(d)(e)	167,386	2,120,781
Xsight Labs Ltd Series F (d)(e)	218,894	2,250,230
Xsight Labs Ltd Series G (d)(e)	29,600	496,096
TOTAL INFORMATION TECHNOLOGY		4,867,107
TOTAL ISRAEL		14,521,126
UNITED KINGDOM - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Quell Therapeutics Ltd Series B (b)(d)(e)	760,965	1,750,220
Information Technology - 0.0%
Software - 0.0%
Nscale Limited Series B (d)	282,000	5,749,980
TOTAL UNITED KINGDOM		7,500,200
UNITED STATES - 3.3%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1D (b)(e)	16,900	211,250
Rad Power Bikes Inc Series A (b)(d)(e)	32,487	0
Rad Power Bikes Inc Series C (b)(d)(e)	127,831	1
Rad Power Bikes Inc Series D (b)(d)(e)	215,900	3
Waymo LLC Series A2 (b)(d)(e)	10,731	1,810,642
Waymo LLC Series C2 (b)(d)(e)	6,310	1,036,859
		3,058,755
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(d)(e)	14,000	311,919
Textiles, Apparel & Luxury Goods - 0.0%
Sail Biomedicines Series B (b)(d)(e)	66,432	1,238,957
TOTAL CONSUMER DISCRETIONARY		4,609,631
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(d)(e)	26,833	1,137,451
GoBrands Inc Series H (b)(d)(e)	21,372	1,165,201
		2,302,652
Food Products - 0.0%
AgBiome LLC Series C (b)(d)(e)	338,565	3
AgBiome LLC Series D (b)(d)(e)	126,371	1,264
		1,267
Tobacco - 0.0%
JUUL Labs Inc Series E (b)(d)(e)	6,648	13,695
TOTAL CONSUMER STAPLES		2,317,614
Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(d)(e)	100,800	1,421,280
Paragon Biosciences Emalex Capital Inc Series B (b)(d)(e)	198,234	2,741,576
Paragon Biosciences Emalex Capital Inc Series C (b)(d)(e)	115,792	1,601,403
Paragon Biosciences Emalex Capital Inc Series D-3 (b)(d)(e)	68,366	945,502
Paragon Biosciences Emalex Capital Inc Series D1 (b)(d)(e)	238,444	3,297,681
Paragon Biosciences Emalex Capital Inc Series D2 (b)(d)(e)	44,427	614,425
Stripe Global Holdings Inc Series H (d)(e)	19,200	1,209,600
Tenstorrent Holdings Inc Series C1 (b)(d)(e)	40,678	2,915,392
Tenstorrent Holdings Inc Series D1 (b)(d)(e)	41,795	3,160,956
Tenstorrent Holdings Inc Series D2 (b)(d)(e)	11,638	851,436
TOTAL FINANCIALS		18,759,251
Health Care - 0.6%
Biotechnology - 0.3%
Altos Labs Inc Series B (b)(d)(e)	122,084	3,054,542
Altos Labs Inc Series C (b)(d)(e)	26,465	662,154
Ankyra Therapeutics Series B (b)(d)(e)	257,347	1,417,982
Asimov Inc Series B (b)(d)(e)	15,783	390,945
Bright Peak Therapeutics Inc. Series B (b)(d)(e)	239,403	272,919
Bright Peak Therapeutics Inc. Series C (b)(d)(e)	613,036	545,602
Cardurion Pharmaceuticals Inc Series B (b)(d)(e)	292,510	1,614,655
Castle Creek Biosciences Inc Series B (b)(d)(e)	4,910	1,063,850
Castle Creek Biosciences Inc Series C (b)(d)(e)	2,570	653,525
Castle Creek Biosciences Inc Series D1 (b)(d)(e)	4,460	996,587
Castle Creek Biosciences Inc Series D2 (b)(d)(e)	1,412	281,892
CELLANOME Inc Series B (b)(d)(e)	274,637	2,221,813
City Therapeutics Inc Series A (b)(d)(e)	196,252	2,545,388
City Therapeutics Inc Series B (d)(e)	25,825	377,562
Cleerly Inc Series C (b)(d)(e)	272,438	3,282,878
Element Biosciences Inc Series B (b)(d)(e)	250,956	1,764,221
Element Biosciences Inc Series C (b)(d)(e)	101,911	1,122,040
Element Biosciences Inc Series D (b)(d)(e)	52,404	387,265
Element Biosciences Inc Series D1 (b)(d)(e)	52,404	387,266
ElevateBio LLC Series C (b)(d)(e)	332,500	611,800
Genesis Therapeutics Inc Series D (b)(d)(e)	402,516	2,950,442
Intarcia Therapeutics Inc Series EE (b)(d)(e)	116,544	0
Kardigan Inc Series B (d)(e)	125,471	2,676,296
LifeMine Therapeutics Inc Series C (b)(d)(e)	1,780,790	2,599,953
National Resilience LLC Series B (b)(d)(e)	251,448	852,409
National Resilience LLC Series C (b)(d)(e)	44,850	284,349
Neurona Therapeutics Inc Series F (b)(d)(e)	887,600	2,600,668
Parabilis Medicines Inc Series D (b)(e)	247,595	6,010,567
Parabilis Medicines Inc Series E (b)(e)	114,541	2,069,950
Parabilis Medicines Inc Series F (e)	435,600	7,840,800
Serif Biomedicines, Inc (d)(e)	842,706	2,233,171
Sonoma Biotherapeutics Inc Series B (b)(d)(e)	481,325	750,867
Sonoma Biotherapeutics Inc Series B1 (b)(d)(e)	256,702	472,332
T-Knife Therapeutics Inc Series B (b)(d)(e)	199,356	137,556
Treeline Biosciences Series A (b)(d)(e)	289,700	2,445,068
Treeline Biosciences Series A1 (b)(d)(e)	143,637	1,241,024
Triveni Bio Inc Series B (b)(d)(e)	1,221,168	1,489,825
Triveni Bio Inc Series C (d)(e)	406,952	511,132
		60,821,295
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (b)(d)(e)	197,068	7,419,610
Blink Health LLC Series C1 (b)(d)(e)	84,687	3,188,466
Blink Health LLC Series D (b)(d)(e)	63,464	2,389,419
Kardium Inc/US Series D-6 (d)(e)	1,587,513	1,349,387
Kardium Inc/US Series D-6 (d)(e)	1,136,853	1,216,433
Kardium Inc/US Series D-7 (d)(e)	2,289,616	1,190,600
Kardium Inc/US Series D-7 (d)(e)	501,124	260,584
Kardium Inc/US Series D-7 (first closing) (d)(e)	104,260	54,215
Medical Microinstruments Inc/Italy Series C (b)(d)(e)	53,171	1,630,755
		18,699,469
Health Care Providers & Services - 0.0%
Freenome Holdings Inc Series C (b)(d)(e)	190,858	564,940
Freenome Holdings Inc Series D (b)(d)(e)	91,538	270,952
		835,892
Health Care Technology - 0.2%
Aledade Inc Series B1 (b)(d)(e)	22,992	737,124
Aledade Inc Series E1 (b)(d)(e)	17,916	574,386
Candid Therapeutics Series B (b)(d)(e)	922,295	3,421,714
Oura Inc Series D (d)(e)	225,686	13,019,825
Oura Inc Series E (d)(e)	515,314	29,728,466
Wugen Inc Series B (b)(d)(e)	96,718	149,913
Wugen Inc Series C (d)(e)	1,195,000	2,043,450
		49,674,878
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (b)(d)(e)	1,018,908	764,181
Galvanize Therapeutics Series C-1 (d)(e)	1,874,651	881,086
Kartos Therapeutics Inc Series C (b)(d)(e)	314,398	1,873,812
Kartos Therapeutics Inc Series D (b)(d)(e)	105,952	631,474
Mentari Therapeutics Inc Series A (d)(e)	531,681	1,228,183
Mirador Therapeutics Inc Series A (b)(d)(e)	694,131	2,491,930
Mirador Therapeutics Inc Series B (d)(e)	1,229,919	4,464,606
		12,335,272
TOTAL HEALTH CARE		142,366,806
Industrials - 1.6%
Aerospace & Defense - 1.6%
Anduril Industries Inc Series F (b)(d)(e)	67,505	4,654,470
Anduril Industries Inc Series G (b)(d)(e)	16,600	1,144,570
Space Exploration Technologies Corp Series G (b)(e)	53,937	364,074,751
		369,873,791
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (b)(d)(e)	44,809	2,520,954
Zipline International Inc Series H (d)(e)	77,100	4,337,646
		6,858,600
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (d)(e)	289,000	6,586,310
TOTAL INDUSTRIALS		383,318,701
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.2%
Enevate Corp Series E (b)(d)(e)	814,561	8
Menlo Microsystems Inc Series C (b)(d)(e)	959,784	527,881
Menlo Microsystems Inc Series C-1 (d)(e)	24,700	27,123
Vast Data Ltd Series A (b)(d)(e)	87,399	5,175,769
Vast Data Ltd Series A1 (b)(d)(e)	215,119	12,739,347
Vast Data Ltd Series A2 (b)(d)(e)	247,456	14,654,345
Vast Data Ltd Series B (b)(d)(e)	196,904	11,660,655
Vast Data Ltd Series C (b)(d)(e)	5,740	339,923
Vast Data Ltd Series E (b)(d)(e)	188,154	11,142,480
		56,267,531
Semiconductors & Semiconductor Equipment - 0.0%
Alif Semiconductor Series C (b)(d)(e)	43,548	1,442,745
Alif Semiconductor Series D (b)(d)(e)	67,900	2,354,773
Danger Devices Inc Series B (b)(d)(e)	984,000	905,280
Retym Inc Series C (b)(d)(e)	202,413	2,465,390
Retym Inc Series D (b)(d)(e)	50,214	638,722
SiMa Technologies Inc Series B (b)(d)(e)	338,113	2,481,749
SiMa Technologies Inc Series B1 (b)(d)(e)	22,648	187,752
		10,476,411
Software - 0.6%
Anthropic PBC Series D (b)(d)(e)	65,931	41,071,057
Anthropic PBC Series E (b)(d)(e)	11,600	6,832,516
Anthropic PBC Series F (d)(e)	17,900	10,543,279
Anthropic PBC Series H (d)(e)	2,700	1,590,327
Asapp Inc Series D (b)(d)(e)	437,448	476,818
Canva Inc Series A (b)(d)(e)	924	1,174,284
Canva Inc Series A2 (b)(d)(e)	168	213,506
Crusoe Energy Systems LLC Series D (b)(d)(e)	66,580	8,116,768
Crusoe Energy Systems LLC Series E (d)(e)	7,844	956,262
Databricks Inc Series G (b)(d)(e)	53,226	10,112,940
Databricks Inc Series H (b)(d)(e)	56,454	10,726,260
Databricks Inc Series J (b)(d)(e)	21,183	4,024,770
Databricks Inc Series K (d)(e)	10,500	1,995,000
Databricks Inc Series L (d)(e)	5,000	950,000
Dataminr Inc Series D, 8% (b)(d)(e)	442,241	2,383,679
Density AI Inc (d)(e)	623,000	1,084,020
Evozyne Inc Series A (b)(d)(e)	101,400	1,653,834
Evozyne Inc Series B (b)(d)(e)	63,838	1,068,648
Lyte AI Inc Series B (b)(d)(e)	178,058	2,049,448
OpenAI Group Pbc Series A-3 (d)(e)	8,320	5,721,581
Physical Intelligence Inc Series B (d)(e)	11,100	5,146,404
Physical Intelligence Inc Series C (d)	1,167	586,861
Skyryse Inc Series B (b)(d)(e)	117,170	2,721,859
Skyryse Inc Series C (d)(e)	77,500	1,865,425
Skyryse Inc Series C-1 (d)(e)	8,734	203,328
		123,268,874
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(d)(e)	121,541	7,644,929
Lightmatter Inc Series C2 (b)(d)(e)	19,091	1,226,597
Lightmatter Inc Series D (b)(d)(e)	112,461	8,837,185
		17,708,711
TOTAL INFORMATION TECHNOLOGY		207,721,527
Materials - 0.1%
Chemicals - 0.0%
Farmers Business Network Inc Series G (b)(d)(e)	15,988	5,915
Manus Bio Inc Series One-5 (b)(d)(e)	134,553	448,061
Manus Bio Inc Series One-6 (b)(d)(e)	187,183	623,320
		1,077,296
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (b)(d)(e)	355,446	12,042,511
TOTAL MATERIALS		13,119,807
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (b)(d)(e)	16,253	741,137
Redwood Materials Series D (b)(d)(e)	6,752	307,891
Redwood Materials Series E (d)(e)	1,185	54,036
TOTAL UTILITIES		1,103,064
TOTAL UNITED STATES		773,316,401
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $320,364,290)		830,167,871

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series A4 (b)(d)(e) (Cost $4,471,547)	13,511	3,049,298

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc 0% (d)(e)(i)	2,237,248	2,231,879
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2199 (d)(e)	181,375	44,635
Health Care - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics Inc 6% (d)(e)(k)	614,446	0
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (d)(e)(i)	47,705	1,670
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (d)(e)	392,985	655,405
SiMa Technologies Inc 7.5% 12/31/2027 (d)(e)	387,500	588,144
		1,243,549
TOTAL INFORMATION TECHNOLOGY		1,245,219
TOTAL UNITED STATES		1,289,854
TOTAL PREFERRED SECURITIES (Cost $3,861,259)		3,521,733

Money Market Funds - 4.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	3.67	921,258,480	921,442,732
Fidelity Securities Lending Cash Central Fund (l)(m)	3.67	159,786,456	159,802,435
TOTAL MONEY MARKET FUNDS (Cost $1,081,245,167)			1,081,245,167

TOTAL INVESTMENT IN SECURITIES - 104.1% (Cost $6,999,218,216)	24,454,579,196
NET OTHER ASSETS (LIABILITIES) - (4.1)%	(964,455,105)
NET ASSETS - 100.0%	23,490,124,091

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,433,649,040 or 6.1% of net assets.

(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $186,779,097 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i)	Security is perpetual in nature with no stated maturity date.
(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Non-income producing - Security is in default.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/2014 - 6/5/2015	8,796,986

Adimab LLC	9/17/2014 - 6/5/2015	2,958,047

AgBiome LLC Series C	6/29/2018	2,144,369

AgBiome LLC Series D	9/3/2021	704,351

Akeana Series C	1/23/2024	1,286,289

Aledade Inc Series B1	5/7/2021	880,380

Aledade Inc Series E1	5/20/2022	892,475

Alif Semiconductor Series C	3/8/2022	883,961

Alif Semiconductor Series D	4/11/2025	1,834,461

Altos Labs Inc Series B	7/22/2022	2,337,713

Altos Labs Inc Series C	3/15/2024	662,218

Anduril Industries Inc Class B	6/16/2025	73,548

Anduril Industries Inc Class C	6/16/2025	41

Anduril Industries Inc Series F	8/7/2024	1,467,330

Anduril Industries Inc Series G	4/17/2025	678,654

Ankyra Therapeutics Series B	8/26/2021	1,449,327

Ant International Co Ltd Class C	5/16/2018	2,173,202

Antares Therapeutics Inc	3/5/2025	94,811

Anthropic PBC Series D	5/31/2024	1,978,227

Anthropic PBC Series E	2/14/2025	650,603

Anthropic PBC Series F	8/18/2025	2,523,320

Anthropic PBC Series H	5/28/2026	1,590,326

Asapp Inc Series D	8/29/2023	1,689,205

Asapp Inc warrants 8/28/2028	8/29/2023	0

Asimov Inc Series B	10/29/2021	1,462,779

Bending Spoons SpA Class C	10/9/2025	1,296,977

Blink Health LLC Class A1	12/30/2020 - 6/17/2024	910,758

Blink Health LLC Series C	11/7/2019 - 7/14/2021	7,523,268

Blink Health LLC Series C1	7/15/2022 - 2/2/2024	3,290,001

Blink Health LLC Series D	6/17/2024 - 6/25/2024	2,665,488

Blue Marlin Therapeutics, Inc.	10/23/2025	17,640

Bolt Technology OU Series E	1/3/2022	3,525,179

Bright Peak Therapeutics Inc. Series B	5/14/2021	935,108

Bright Peak Therapeutics Inc. Series C	5/7/2024	694,876

Bytedance Ltd Series E1	11/18/2020	9,288,165

CAMP4 Therapeutics Corp	9/9/2025	170,771

Candid Therapeutics Series B	8/27/2024	1,106,754

Canva Inc Class A	3/18/2024 - 11/12/2025	4,123,579

Canva Inc Series A	9/22/2023	985,595

Canva Inc Series A2	9/22/2023	179,198

Cardurion Pharmaceuticals Inc Series B	7/10/2024	1,432,597

Castle Creek Biosciences Inc Series A4	9/29/2016	4,471,547

Castle Creek Biosciences Inc Series B	10/9/2018	2,022,184

Castle Creek Biosciences Inc Series C	12/9/2019	1,058,455

Castle Creek Biosciences Inc Series D1	4/19/2022	959,034

Castle Creek Biosciences Inc Series D2	6/28/2021	242,099

Celestial AI Inc	2/25/2025	8,767

Celestial AI Inc (Milestone 1) rights	2/25/2025	709,728

Celestial AI Inc (Milestone 2) rights	2/25/2025	545,342

Celestial AI Inc (Milestone 3) rights	2/25/2025	159,167

Celestial AI Inc escrow shares	2/25/2025	0

CELLANOME Inc Series B	1/8/2024	2,057,031

City Therapeutics Inc Series A	4/17/2024	1,968,309

City Therapeutics Inc Series B	5/20/2026	377,807

Cleerly Inc Series C	7/8/2022	3,209,483

Conformal Medical Inc	2/18/2026	3,345

Conformal Medical Inc escrow shares	2/18/2026	2

Conformal Medical Inc escrow shares	2/18/2026	6,689

Crescent Biopharma Inc	10/28/2024 - 12/4/2025	2,206,317

Crusoe Energy Systems LLC Series D	12/10/2024	1,942,261

Crusoe Energy Systems LLC Series E	10/8/2025	658,961

Danger Devices Inc Series B	3/5/2025	886,092

Databricks Inc Series G	2/1/2021	3,146,861

Databricks Inc Series H	8/31/2021	4,148,473

Databricks Inc Series J	12/17/2024	1,959,428

Databricks Inc Series K	9/8/2025	1,575,000

Databricks Inc Series L	12/18/2025	950,000

Dataminr Inc Series D, 8%	2/18/2015 - 3/6/2015	5,638,573

Deep Genomics Inc Series C	7/21/2021	1,878,398

Density AI Inc	12/5/2025	928,260

Deverra Therapeutics	5/1/2018	0

Diamond Foundry Inc Series C	3/15/2021	8,530,704

Discord Inc Series I	9/15/2021	770,874

DNA Script SAS	12/17/2021	68,063

DNA Script SAS seed shares	12/17/2021	259,441

DNA Script SAS Series B	12/17/2021	3,203

DNA Script SAS Series C	10/1/2021	1,791,891

Element Biosciences Inc Series B	12/13/2019	1,315,160

Element Biosciences Inc Series C	6/21/2021	2,094,954

Element Biosciences Inc Series D	6/28/2024	411,020

Element Biosciences Inc Series D1	6/28/2024	411,020

Element Labs Inc Series A	2/11/2025	494,272

Element Labs Inc Series B	6/27/2025	1,276,452

Element Labs Inc Series C	4/16/2026	1,889,244

ElevateBio LLC Series C	3/9/2021	1,394,838

Empower Semiconductor Inc Series D	6/27/2025	2,319,456

Enevate Corp 10% 5/12/2199	11/12/2024	12,651

Enevate Corp 6%	11/2/2023 - 10/31/2025	47,705

Enevate Corp Series E	1/29/2021	903,091

Epic Games Inc	7/13/2020 - 7/30/2020	6,785,000

Evozyne Inc 6% 9/13/2028 pay-in-kind	9/14/2023 - 3/31/2026	1,156,345

Evozyne Inc Series A	4/9/2021	2,278,458

Evozyne Inc Series B	9/14/2023	988,851

Fanatics Inc Class A	8/13/2020 - 10/24/2022	6,002,415

Farmers Business Network Inc	9/15/2021	1,305,439

Farmers Business Network Inc 15% 12/31/2199	9/29/2023 - 9/25/2025	619,908

Farmers Business Network Inc Series G	9/15/2021	993,779

Farmers Business Network Inc warrants 9/27/2033	9/29/2023	0

Freenome Holdings Inc Series C	8/14/2020	1,262,201

Freenome Holdings Inc Series D	11/22/2021	690,407

Galvanize Therapeutics 10% 2/28/2027	7/7/2025	300,420

Galvanize Therapeutics Series B	3/29/2022	1,764,020

Galvanize Therapeutics Series C-1	7/7/2025	789,251

Genesis Therapeutics Inc Series D	8/10/2023	2,055,891

GoBrands Inc Series G	3/2/2021	6,700,664

GoBrands Inc Series H	7/22/2021	8,302,821

InSightec Ltd Series G	6/17/2024	1,432,595

Intarcia Therapeutics Inc 6%	2/26/2019	614,446

Intarcia Therapeutics Inc Series EE	9/2/2016	6,992,641

JUUL Labs Inc Class A	7/6/2018 - 11/4/2025	4,947,815

JUUL Labs Inc Series E	7/6/2018	196,006

Kardigan Inc Series B	10/9/2025	2,680,698

Kardium Inc/US 10% 12/31/2026	5/31/2024 - 3/31/2026	662,752

Kardium Inc/US Series D-6	12/30/2020	1,154,861

Kardium Inc/US Series D-6	12/30/2020	1,612,660

Kardium Inc/US Series D-7	5/31/2024 - 6/30/2025	1,031,279

Kardium Inc/US Series D-7	8/6/2024	243,261

Kardium Inc/US Series D-7 (first closing)	8/6/2024	16,219

Kartos Therapeutics Inc 3.6%	5/29/2026	32,843

Kartos Therapeutics Inc 3.6% 3/4/2027	3/4/2026	131,320

Kartos Therapeutics Inc Series C	8/22/2023	1,777,292

Kartos Therapeutics Inc Series D	2/26/2025	598,947

LifeMine Therapeutics Inc Series C	2/15/2022	3,626,739

Lightmatter Inc Series C1	5/19/2023	2,000,176

Lightmatter Inc Series C2	12/18/2023	496,400

Lightmatter Inc Series D	10/11/2024	9,022,803

Lyte AI Inc Series B	8/13/2024	2,258,862

Manus Bio Inc Series One-5	11/13/2020	1,411,367

Manus Bio Inc Series One-6	3/30/2021	1,963,412

Medical Microinstruments Inc/Italy Series C	2/16/2024	1,772,386

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/2024	0

Menlo Microsystems Inc Series C	2/9/2022	1,272,194

Menlo Microsystems Inc Series C-1	4/17/2026	27,123

Mentari Therapeutics Inc Series A	9/18/2025	729,625

Mirador Therapeutics Inc Series A	3/19/2024	2,082,393

Mirador Therapeutics Inc Series B	7/31/2025	4,058,733

National Resilience LLC Series B	12/1/2020	3,434,780

National Resilience LLC Series C	6/28/2021	1,991,788

Neurona Therapeutics Inc Series F	3/28/2025	1,828,456

Neutron Holdings Inc	2/4/2021	4,384

Neutron Holdings Inc 4% 5/22/2027	6/4/2020	857,900

Neutron Holdings Inc 4% 6/12/2027	6/12/2020	25,455

Neutron Holdings Inc 8% 10/29/2026	10/29/2021 - 4/27/2026	1,739,754

Neutron Holdings Inc Series 1D	1/25/2019	1,377,091

OpenAI Group Pbc Class A	9/3/2025	2,064,000

OpenAI Group Pbc Series A-3	8/4/2025	2,553,100

Oura Inc Series D	12/18/2024	5,797,873

Oura Inc Series E	9/24/2025	27,605,372

Parabilis Medicines Inc Series D	11/17/2022	2,664,890

Parabilis Medicines Inc Series E	2/29/2024	713,373

Parabilis Medicines Inc Series F	1/6/2026	2,685,213

Paragon Biosciences Emalex Capital Inc Series B	9/18/2019	2,020,004

Paragon Biosciences Emalex Capital Inc Series C	2/26/2021	1,238,974

Paragon Biosciences Emalex Capital Inc Series D-3	5/6/2025	945,502

Paragon Biosciences Emalex Capital Inc Series D1	10/21/2022 - 3/13/2025	2,582,349

Paragon Biosciences Emalex Capital Inc Series D2	5/18/2022	382,943

Physical Intelligence Inc Series B	10/24/2025	3,014,308

Prognomiq Inc	8/20/2020 - 2/16/2022	708,069

Quell Therapeutics Ltd Series B	11/24/2021	1,438,224

Rad Power Bikes Inc	1/21/2021	1,202,019

Rad Power Bikes Inc 8% 12/31/2199	10/6/2023	181,375

Rad Power Bikes Inc Series A	1/21/2021	156,712

Rad Power Bikes Inc Series C	1/21/2021	616,636

Rad Power Bikes Inc Series D	9/17/2021	2,069,143

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Redwood Materials Series C	5/28/2021	770,449

Redwood Materials Series D	6/2/2023	322,313

Redwood Materials Series E	10/20/2025	56,566

Retym Inc Series C	5/17/2023 - 6/20/2023	1,575,137

Retym Inc Series D	1/29/2025	531,616

Revolut Group Holdings Ltd	12/27/2024 - 1/28/2026	4,128,110

Sail Biomedicines Series B	8/13/2021	1,860,096

Saluda Medical Inc	1/20/2022 - 10/30/2025	4,160,426

Scorpion Therapeutics Inc	3/5/2025	0

Scorpion Therapeutics Inc rights	3/5/2025	289,699

Serif Biomedicines, Inc	3/31/2026	2,233,171

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 4/5/2026	392,985

SiMa Technologies Inc 7.5% 12/31/2027	7/18/2025	387,500

SiMa Technologies Inc Series B	5/10/2021	1,733,641

SiMa Technologies Inc Series B1	4/25/2022	160,594

SkinHealth Systems Inc	12/8/2020	4,660,280

Skyhawk Therapeutics Inc	12/19/2019 - 5/21/2021	5,406,904

Skyhawk Therapeutics Inc rights 5/23/2028	12/19/2019	0

Skyryse Inc Series B	10/21/2021	2,891,752

Skyryse Inc Series C	9/16/2025 - 11/21/2025	2,094,376

Skyryse Inc Series C-1	8/13/2024	177,030

Sonoma Biotherapeutics Inc Series B	7/26/2021	951,243

Sonoma Biotherapeutics Inc Series B1	7/26/2021	760,993

Space Exploration Technologies Corp	10/16/2015 - 12/19/2025	29,385,926

Space Exploration Technologies Corp Series G	1/20/2015	4,177,960

Stripe Global Holdings Inc	5/18/2021	1,745,585

Stripe Global Holdings Inc Series H	3/15/2021	770,400

T-Knife Therapeutics Inc Series B	6/30/2021	1,150,045

Taalas Inc 0%	12/23/2025	2,237,248

Taalas Inc Series B	2/19/2025	1,350,870

Taalas Inc warrants	12/23/2025	451,752

Tenstorrent Holdings Inc 15% 12/31/2026	2/25/2026	1,432,300

Tenstorrent Holdings Inc Series C1	4/23/2021	2,418,540

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	3,294,552

Tenstorrent Holdings Inc Series D2	7/17/2024	884,255

Tory Burch LLC Class A	5/14/2015	17,612,190

Treeline Biosciences Series A	7/30/2021 - 10/27/2022	2,267,627

Treeline Biosciences Series A1	10/27/2022	1,236,757

Triveni Bio Inc Series B	9/19/2024	1,277,830

Triveni Bio Inc Series C	5/28/2026	511,132

Tubulis GmbH escrow shares	5/21/2026	37

Tubulis GmbH escrow shares	5/21/2026	6,629

Tubulis GmbH rights	5/21/2026	693,114

Valuedrive Technologies Pvt Ltd Series A	2/12/2026	186,375

Valuedrive Technologies Pvt Ltd Series B	2/12/2026	375,394

Valuedrive Technologies Pvt Ltd Series C	2/12/2026	1,201

Valuedrive Technologies Pvt Ltd Series C1	2/12/2026	1,201

Valuedrive Technologies Pvt Ltd Series G	2/12/2026	759,471

Valuedrive Technologies Pvt Ltd Series S2	2/12/2026	82,896

Vast Data Ltd Series A	11/28/2023	961,389

Vast Data Ltd Series A1	11/28/2023	2,366,309

Vast Data Ltd Series A2	11/28/2023	2,722,016

Vast Data Ltd Series B	11/28/2023	2,165,944

Vast Data Ltd Series C	11/28/2023	63,140

Vast Data Ltd Series E	11/28/2023	4,139,388

Waymo LLC Series A2	5/8/2020	921,441

Waymo LLC Series C2	10/18/2024	493,450

Wugen Inc 0% 12/31/2199	6/14/2024	408,689

Wugen Inc Series B	7/9/2021	750,038

Wugen Inc Series C	8/22/2025 - 2/17/2026	2,118,604

Wugen Inc warrants 8/22/2035	8/22/2025	0

Xsight Labs Ltd Series D	2/16/2021	1,338,419

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	1,013,482

Xsight Labs Ltd Series G	5/7/2026	498,464

Xsight Labs Ltd warrants 7/24/2032	1/11/2024 - 12/30/2024	0

Zipline International Inc Series G	6/7/2024	1,879,572

Zipline International Inc Series H	12/3/2025	4,337,974

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
AgomAb Therapeutics NV	8/5/2026

Cerebras Systems Inc Class B	11/10/2026

Generate Biomedicines Inc	8/26/2026

Meesho	6/9/2026

Odyssey Therapeutics Inc	11/4/2026

Saluda Medical Inc	3/31/2027

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	38,226,063	2,958,391,501	2,075,199,820	1,805,818	24,988	-	921,442,732	921,258,480	1.4%
Fidelity Securities Lending Cash Central Fund	163,587,103	776,952,043	780,741,715	536,253	5,004	-	159,802,435	159,786,456	0.5%
Total	201,813,166	3,735,343,544	2,855,941,535	2,342,071	29,992	-	1,081,245,167

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,642,866,746	2,637,657,754	-	5,208,992
Consumer Discretionary	2,467,771,730	2,437,133,869	6,482,696	24,155,165
Consumer Staples	499,813,765	492,871,497	-	6,942,268
Energy	103,098,167	103,098,167	-	-
Financials	599,782,516	591,103,139	-	8,679,377
Health Care	2,443,240,068	2,402,845,774	11,692,187	28,702,107
Industrials	1,156,092,265	633,343,301	522,624,854	124,110
Information Technology	12,468,202,317	12,456,708,408	-	11,493,909
Materials	120,948,244	120,663,917	-	284,327
Real Estate	26,508,210	26,508,210	-	-

Convertible Corporate Bonds
Consumer Discretionary	3,605,647	-	3,605,647	-
Financials	1,460,946	-	-	1,460,946
Health Care	1,547,896	-	-	1,547,896
Information Technology	1,373,622	-	-	1,373,622
Materials	282,988	-	-	282,988

Convertible Preferred Stocks
Communication Services	26,918,291	-	-	26,918,291
Consumer Discretionary	5,950,584	-	211,250	5,739,334
Consumer Staples	2,317,614	-	-	2,317,614
Financials	18,759,251	-	-	18,759,251
Health Care	147,036,874	-	15,921,317	131,115,557
Industrials	391,859,304	-	364,074,751	27,784,553
Information Technology	223,103,082	-	-	223,103,082
Materials	13,119,807	-	-	13,119,807
Utilities	1,103,064	-	-	1,103,064

Non-Convertible Preferred Stocks
Health Care	3,049,298	-	-	3,049,298

Preferred Securities
Consumer Discretionary	44,635	-	-	44,635
Health Care	-	-	-	-
Information Technology	3,477,098	-	-	3,477,098

Money Market Funds	1,081,245,167	1,081,245,167	-	-
Total Investments in Securities:	24,454,579,196	22,983,179,203	924,612,702	546,787,291

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	548,818	-	-	548,818
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2026 ($)
Common Stocks	211,230,269	(488,327)	(4,797,874)	10,266,571	(8,840,270)	-	-	(121,780,114)	85,590,255	1,023,161
Convertible Preferred Stocks	546,032,389	6,703,913	69,807,023	51,746,246	(106,872,317)	-	-	(117,456,701)	449,960,553	136,096,745
Non-Convertible Preferred Stocks	3,081,964	(288,996)	256,330	-	-	-	-	-	3,049,298	(1,891)
Convertible Corporate Bonds	10,252,769	-	(180,602)	1,745,101	(207,174)	-	-	(6,944,642)	4,665,452	(180,602)
Preferred Securities	933,417	-	332,276	2,256,040	-	-	-	-	3,521,733	332,276

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of May 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $231,704,635) - See accompanying schedule:
Unaffiliated issuers (cost $5,917,973,049)	$23,373,334,029
Fidelity Central Funds (cost $1,081,245,167)	1,081,245,167

Total Investment in Securities (cost $6,999,218,216)		$24,454,579,196
Segregated cash with brokers for derivative instruments		52,296,367
Foreign currency held at value (cost $62,648)		62,979
Receivable for investments sold		331,380,003
Unrealized appreciation on unfunded commitments		548,818
Receivable for fund shares sold		183,629
Dividends receivable		8,297,754
Interest receivable		440,148
Distributions receivable from Fidelity Central Funds		572,421
Receivable for variation margin on futures contracts		1,148,959
Other receivables		280,464
Total assets		24,849,790,738
Liabilities
Payable to custodian bank	$19,668,132
Payable for investments purchased	13,019,878
Payable for fund shares redeemed	1,165,063,278
Other payables and accrued expenses	2,128,136
Collateral on securities loaned	159,787,223
Total liabilities		1,359,666,647
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$23,490,124,091
Net Assets consist of:
Paid in capital		$4,359,156,784
Total accumulated earnings (loss)		19,130,967,307
Net Assets		$23,490,124,091
Net Asset Value, offering price and redemption price per share ($23,490,124,091 ÷ 695,258,196 shares)		$33.79
Consolidated Statement of Operations
Six months ended May 31, 2026 (Unaudited)
Investment Income
Dividends		$37,852,871
Interest		295,467
Income from Fidelity Central Funds (including $536,253 from security lending)		2,342,071
Security lending		23,728
Total income		40,514,137
Expenses
Custodian fees and expenses	$116,840
Independent trustees' fees and expenses	27,695
Total expenses before reductions	144,535
Expense reductions	(5,062)
Total expenses after reductions		139,473
Net Investment income (loss)		40,374,664
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $82,074)	1,679,768,141
Fidelity Central Funds	29,992
Foreign currency transactions	(80,109)
Futures contracts	11,860,465
Total net realized gain (loss)		1,691,578,489
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $336,555)	3,462,122,034
Unfunded commitments	548,818
Assets and liabilities in foreign currencies	(2,229)
Futures contracts	(231,734)
Total change in net unrealized appreciation (depreciation)		3,462,436,889
Net gain (loss)		5,154,015,378
Net increase (decrease) in net assets resulting from operations		$5,194,390,042
Consolidated Statement of Changes in Net Assets

	Six months ended May 31, 2026 (Unaudited)	Year ended November 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,374,664	$80,476,046
Net realized gain (loss)	1,691,578,489	2,106,582,938
Change in net unrealized appreciation (depreciation)	3,462,436,889	2,277,586,759
Net increase (decrease) in net assets resulting from operations	5,194,390,042	4,464,645,743
Distributions to shareholders	(1,934,276,318)	(2,005,810,693)

Share transactions
Proceeds from sales of shares	1,850,434,959	3,777,848,070
Reinvestment of distributions	1,934,276,318	2,005,810,693
Cost of shares redeemed	(3,881,107,322)	(5,869,537,345)

Net increase (decrease) in net assets resulting from share transactions	(96,396,045)	(85,878,582)
Total increase (decrease) in net assets	3,163,717,679	2,372,956,468

Net Assets
Beginning of period	20,326,406,412	17,953,449,944
End of period	$23,490,124,091	$20,326,406,412

Other Information
Shares
Sold	64,933,120	158,035,386
Issued in reinvestment of distributions	71,932,924	81,338,633
Redeemed	(124,619,285)	(230,292,299)
Net increase (decrease)	12,246,759	9,081,720

Consolidated Financial Highlights
Fidelity® Series Growth Company Fund

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$29.76	$26.64	$18.94	$15.09	$29.25	$29.01
Income from Investment Operations
Net investment income (loss) A,B	.05	.11	.11	.09	.10	.10 C
Net realized and unrealized gain (loss)	6.84	6.00	8.20	3.84	(6.37)	7.43
Total from investment operations	6.89	6.11	8.31	3.93	(6.27)	7.53
Distributions from net investment income	(.13)	(.12)	(.10)	(.08)	(.12)	(.16)
Distributions from net realized gain	(2.73)	(2.87)	(.51)	-	(7.77)	(7.13)
Total distributions	(2.86)	(2.99)	(.61)	(.08)	(7.89)	(7.29)
Net asset value, end of period	$33.79	$29.76	$26.64	$18.94	$15.09	$29.25
Total Return D,E	25.60%	25.27%	45.14%	26.24%	(28.60)%	33.42%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions, if any H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	.37% I	.44%	.48%	.54%	.60%	.40% C
Supplemental Data
Net assets, end of period (000 omitted)	$23,490,124	$20,326,406	$17,953,450	$13,620,372	$12,547,656	$13,178,104
Portfolio turnover rate J	28 % I	30%	27%	21%	29%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .35%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended May 31, 2026

1. Organization.
Fidelity Series Growth Company Fund (the Fund) is a non-diversified fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$85,590,255	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	7.3 - 11.0 / 7.7	Increase
			Enterprise value/Revenue multiple (EV/R)	1.5 - 31.1 / 7.1	Increase
			Enterprise value/Net Income Multiple (EV/NI)	28.0	Increase
		Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Discount rate	3.7% - 20.0% / 8.0%	Decrease
			Term	0.0 - 8.8 / 3.9	Increase
			Probability rate	0.0% - 95.0% / 34.9%	Increase
			Exit multiple	2.0 - 4.5 / 2.7	Increase
		Market approach	Transaction price	$0.61 - $62.50 / $47.42	Increase
			Discount rate	10.0% - 80.0% / 78.8%	Decrease
			Premium rate	10.0% - 95.0% / 91.6%	Increase
		Black scholes	Discount rate	3.5% - 4.3% / 4.2%	Increase
			Term	0.6 - 5.0 / 3.2	Increase
			Volatility	60.0% - 110.0% / 64.3%	Increase
		Book value	Book value multiple	1.3	Increase
Convertible Corporate Bonds	$4,665,452	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.5 - 13.5 / 11.4	Increase
			Probability rate	0.0% - 50.0% / 20.0%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$0.65 - $100.00 / $25.05	Increase
			Discount rate	10.0%	Decrease
			Premium rate	15.0%	Increase
		Black scholes	Discount rate	3.7% - 4.2% / 4.0%	Increase
			Term	0.3 - 3.0 / 2.1	Increase
			Volatility	60.0% - 110.0% / 76.2%	Increase
Convertible Preferred Stocks	$449,960,553	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	10.5	Increase
			Enterprise value/Revenue multiple (EV/R)	1.4 - 54.1 / 17.8	Increase
			Enterprise value/Gross Profit multiple (EV/GP)	7.9 - 11.5 / 11.4	Increase
		Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Discount rate	3.8% - 5.6% / 4.6%	Decrease
			Probability rate	5.0% - 95.0% / 39.7%	Increase
		Market approach	Transaction price	$0.65 - $502.90 / $49.74	Increase
			Discount rate	5.0% - 90.0% / 11.5%	Decrease
			Premium rate	5.0% - 95.0% / 26.1%	Increase
			Discount due to lack of marketability (DLOM)	10.4% - 17.6% / 14.7%	Decrease
			Conversion ratio	1.5	Decrease
		Black scholes	Discount rate	0.0% - 4.3% / 4.1%	Increase
			Term	0.3 - 5.0 / 3.2	Increase
			Volatility	40.0% - 110.0% / 73.8%	Increase
Non-Convertible Preferred Stocks	$3,049,298	Market approach	Transaction price	$215.03	Increase
			Premium rate	10.0%	Increase
		Black scholes	Discount rate	4.1%	Increase
			Term	3.0	Increase
			Volatility	85.0%	Increase
Preferred Securities	$3,521,733	Recovery value	Recovery value	$0.00 - $3.30 / $3.18	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	17.6% - 46.9% / 26.4%	Decrease
			Probability rate	10.0% - 70.0% / 33.3%	Increase
		Black scholes	Discount rate	3.8%	Increase
			Term	0.6 - 1.0 / 0.9	Increase
			Volatility	55.0% - 80.0% / 71.1%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), contingent interest, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$17,810,171,040
Gross unrealized depreciation	(388,635,234)
Net unrealized appreciation (depreciation)	$17,421,535,806
Tax cost	$7,033,043,390

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via reorganization, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable. The total amount of commitments outstanding at period end is presented in the table below.

	Investment to be Acquired	Shares	Commitment Amount ($)
Fidelity Series Growth Company Fund	Freenome Holdings, Inc.	112,198	1,121,980
Fidelity Series Growth Company Fund	Korsana Biosciences, Inc	1,004,800	2,364,696
Fidelity Series Growth Company Fund	Mentari Therapeutics, Inc	882,600	1,687,531

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Total Assets
Fidelity Series Growth Company Fund	19,639,962.08

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

Consolidated Special Purpose Vehicle. The Funds included in the table below hold private equity of Indian issuers through a wholly owned special purpose vehicle (SPV). As of period end, the investment in the SPV was as follows:

	SPV Name	Net Assets of SPV	% of Fund's Total Assets
Fidelity Series Growth Company Fund	Fid FDI 2610, LLC	$1,357,997.01

The financial statements have been consolidated to include the SPV accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Growth Company Fund	3,013,474,302	4,784,415,512
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Series Growth Company Fund	$133,581

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Growth Company Fund	40,526

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Growth Company Fund	317,330,687	193,071,145	57,449,625
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Consolidated Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Growth Company Fund	58,613	5,505	855,801

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
Fidelity Series Growth Company Fund	74,887,601
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5,062.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Growth Company Fund
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.968010.112
XS7-SANN-0726
Fidelity® New Millennium Fund®

Semi-Annual Report
May 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® New Millennium Fund®
Schedule of Investments May 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
CANADA - 0.8%
Information Technology - 0.3%
IT Services - 0.3%
Shopify Inc Class A (United States) (a)	139,200	16,524,432
Materials - 0.5%
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd/CA (United States)	96,900	17,747,235
Franco-Nevada Corp (United States)	64,300	14,834,010
TOTAL MATERIALS		32,581,245
TOTAL CANADA		49,105,677
CHILE - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Antofagasta PLC	507,700	28,018,829
GERMANY - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (a)	96,500	9,259,175
ISRAEL - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Nova Ltd (a)	36,000	18,083,880
ITALY - 0.9%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Brunello Cucinelli SpA non-voting shares	316,800	30,477,640
Industrials - 0.4%
Electrical Equipment - 0.4%
Prysmian SpA	138,600	23,876,213
TOTAL ITALY		54,353,853
NETHERLANDS - 1.1%
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE ADR (a)	23,000	19,227,770
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
ASML Holding NV depository receipt	16,500	26,610,540
NXP Semiconductors NV	68,369	21,970,378
TOTAL INFORMATION TECHNOLOGY		48,580,918
TOTAL NETHERLANDS		67,808,688
SPAIN - 0.3%
Financials - 0.3%
Banks - 0.3%
Banco Santander SA	1,412,700	17,667,015
SWEDEN - 0.2%
Industrials - 0.2%
Machinery - 0.2%
Epiroc AB A Shares	312,700	9,250,741
TAIWAN - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	162,000	67,788,900
UNITED KINGDOM - 1.1%
Consumer Staples - 0.4%
Tobacco - 0.4%
British American Tobacco PLC	349,300	21,613,497
Energy - 0.5%
Energy Equipment & Services - 0.5%
TechnipFMC PLC	398,986	27,298,622
Industrials - 0.2%
Aerospace & Defense - 0.2%
Rolls-Royce Holdings PLC	918,100	16,518,300
TOTAL UNITED KINGDOM		65,430,419
UNITED STATES - 92.4%
Communication Services - 8.8%
Entertainment - 1.1%
Netflix Inc (a)	553,900	47,646,478
Take-Two Interactive Software Inc (a)	87,700	19,658,832
		67,305,310
Interactive Media & Services - 7.7%
Alphabet Inc Class A	995,300	378,552,402
Meta Platforms Inc Class A	133,300	84,313,583
		462,865,985
TOTAL COMMUNICATION SERVICES		530,171,295
Consumer Discretionary - 7.9%
Broadline Retail - 4.7%
Amazon.com Inc (a)	1,051,300	284,523,832
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp Ltd	529,600	14,860,576
Hilton Worldwide Holdings Inc	99,000	32,438,340
Viking Holdings Ltd (a)	246,000	22,659,060
		69,957,976
Household Durables - 0.1%
PulteGroup Inc	85,200	10,068,936
Specialty Retail - 1.5%
Lowe's Cos Inc	158,900	34,061,804
TJX Cos Inc/The	342,186	52,953,284
		87,015,088
Textiles, Apparel & Luxury Goods - 0.4%
Ralph Lauren Corp Class A	57,800	21,033,420
TOTAL CONSUMER DISCRETIONARY		472,599,252
Consumer Staples - 2.1%
Consumer Staples Distribution & Retail - 1.4%
Performance Food Group Co (a)	267,900	26,305,101
Walmart Inc	516,400	59,773,300
		86,078,401
Tobacco - 0.7%
Philip Morris International Inc	234,200	41,542,396
TOTAL CONSUMER STAPLES		127,620,797
Energy - 3.3%
Energy Equipment & Services - 0.7%
Baker Hughes Co Class A	665,300	42,499,364
Oil, Gas & Consumable Fuels - 2.6%
Cheniere Energy Inc	60,826	13,677,334
ConocoPhillips	212,500	24,220,750
Exxon Mobil Corp	676,500	98,268,390
Targa Resources Corp	72,400	18,467,068
		154,633,542
TOTAL ENERGY		197,132,906
Financials - 8.1%
Banks - 2.4%
Bank of America Corp	829,500	42,802,200
JPMorgan Chase & Co	193,600	57,946,416
M&T Bank Corp	88,300	19,082,513
Wells Fargo & Co	283,168	21,956,847
		141,787,976
Capital Markets - 2.6%
Charles Schwab Corp/The	408,700	35,699,945
Goldman Sachs Group Inc/The	52,100	53,431,676
Morgan Stanley	203,000	42,224,000
Robinhood Markets Inc Class A (a)	270,400	25,498,720
		156,854,341
Financial Services - 2.1%
Affirm Holdings Inc Class A (a)	231,000	17,013,150
Apollo Global Management Inc	116,000	14,930,360
Visa Inc Class A	288,200	94,056,952
		126,000,462
Insurance - 1.0%
Chubb Ltd	187,809	58,545,699
TOTAL FINANCIALS		483,188,478
Health Care - 7.2%
Biotechnology - 1.7%
Alnylam Pharmaceuticals Inc (a)	48,400	14,615,832
Biogen Inc (a)	91,100	17,855,600
Gilead Sciences Inc	380,300	51,123,729
Moderna Inc (a)	425,000	20,055,750
		103,650,911
Health Care Equipment & Supplies - 0.2%
Medline Inc Class A	403,900	14,766,584
Health Care Providers & Services - 0.8%
CVS Health Corp	507,300	46,154,154
Life Sciences Tools & Services - 0.9%
Danaher Corp	109,500	20,002,365
Thermo Fisher Scientific Inc	73,600	36,248,736
		56,251,101
Pharmaceuticals - 3.6%
Eli Lilly & Co	86,000	95,030,000
Johnson & Johnson	199,400	44,930,802
Merck & Co Inc	367,400	43,617,728
Roche Holding AG	43,530	18,364,524
Viatris Inc	508,778	8,272,730
		210,215,784
TOTAL HEALTH CARE		431,038,534
Industrials - 16.7%
Aerospace & Defense - 8.3%
Anduril Industries Inc Class B (d)(f)	3,298	227,397
Anduril Industries Inc Class C (d)(f)	2	138
Beta Technologies Inc (e)	334,373	6,132,401
Beta Technologies Inc Class A (a)	467,567	8,575,179
Boeing Co (a)(c)	202,760	46,867,974
GE Aerospace (c)	128,812	41,704,173
General Dynamics Corp	57,800	20,046,196
Hawkeye 360 Inc	10,000	330,100
Howmet Aerospace Inc	133,400	34,450,550
Leonardo DRS Inc	397,800	19,396,728
Space Exploration Technologies Corp (a)(d)	2,337,955	315,623,925
		493,354,761
Air Freight & Logistics - 0.9%
CH Robinson Worldwide Inc	135,600	24,224,940
FedEx Corp (c)	74,900	30,840,075
		55,065,015
Building Products - 0.4%
Trane Technologies PLC	57,700	26,040,010
Construction & Engineering - 1.3%
Comfort Systems USA Inc	19,800	36,198,558
Quanta Services Inc	61,600	43,842,568
		80,041,126
Electrical Equipment - 1.8%
Eaton Corp PLC	74,200	29,724,520
GE Vernova Inc (c)	40,003	38,735,705
Nextpower Inc Class A (a)	227,600	35,596,640
		104,056,865
Ground Transportation - 0.5%
Old Dominion Freight Line Inc	127,242	28,648,536
Machinery - 2.9%
Cummins Inc (c)	70,900	45,846,067
Deere & Co	63,000	34,157,340
PACCAR Inc	199,100	21,974,667
Parker-Hannifin Corp	21,600	18,244,008
Westinghouse Air Brake Technologies Corp	193,100	50,429,996
		170,652,078
Passenger Airlines - 0.4%
Delta Air Lines Inc	302,600	24,958,448
Trading Companies & Distributors - 0.2%
United Rentals Inc	15,000	14,935,050
TOTAL INDUSTRIALS		997,751,889
Information Technology - 34.0%
Communications Equipment - 2.6%
Arista Networks Inc (a)	386,800	61,682,996
Cisco Systems Inc	775,600	93,397,752
		155,080,748
Electronic Equipment, Instruments & Components - 1.6%
Amphenol Corp Class A	226,300	33,664,388
Flex Ltd (a)	420,262	63,367,104
		97,031,492
Semiconductors & Semiconductor Equipment - 16.8%
Broadcom Inc	330,500	147,657,485
Cerebras Systems Inc Class A (a)	17,500	4,147,325
First Solar Inc (a)	72,900	22,364,991
KLA Corp	23,300	44,775,843
Lam Research Corp	239,400	76,172,292
Micron Technology Inc	138,700	134,677,700
Monolithic Power Systems Inc	24,600	38,528,766
NVIDIA Corp	2,444,600	516,152,845
Teradyne Inc	50,600	18,940,086
		1,003,417,333
Software - 6.3%
Applied Intuition Inc Class A (a)(d)(f)	18,639	1,893,536
Crowdstrike Holdings Inc Class A (a)	46,600	34,064,600
Datadog Inc Class A (a)	44,000	10,883,400
Microsoft Corp	579,100	260,733,984
Palo Alto Networks Inc (a)	168,100	47,352,089
Synopsys Inc (a)	50,700	24,113,934
		379,041,543
Technology Hardware, Storage & Peripherals - 6.7%
Apple Inc	1,240,700	387,172,842
Sandisk Corp/DE (a)	8,600	14,576,828
		401,749,670
TOTAL INFORMATION TECHNOLOGY		2,036,320,786
Materials - 2.2%
Chemicals - 1.1%
Celanese Corp (b)	217,900	11,577,027
Corteva Inc	536,000	41,958,080
Sherwin-Williams Co/The	50,500	15,343,920
		68,879,027
Metals & Mining - 1.1%
Freeport-McMoRan Inc	381,400	25,061,794
Steel Dynamics Inc	154,400	40,167,160
		65,228,954
TOTAL MATERIALS		134,107,981
Real Estate - 1.4%
Health Care REITs - 0.5%
Ventas Inc	367,400	31,015,908
Industrial REITs - 0.5%
Prologis Inc	225,600	32,366,832
Real Estate Management & Development - 0.4%
CBRE Group Inc Class A (a)	182,800	22,857,312
TOTAL REAL ESTATE		86,240,052
Utilities - 0.7%
Electric Utilities - 0.7%
American Electric Power Co Inc	207,300	26,258,691
Constellation Energy Corp	52,700	15,164,425
TOTAL UTILITIES		41,423,116
TOTAL UNITED STATES		5,537,595,086
ZAMBIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
First Quantum Minerals Ltd (a)	370,100	11,393,061
TOTAL COMMON STOCKS (Cost $3,043,988,703)		5,935,755,324

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Health Care - 0.0%
Biotechnology - 0.0%
National Resilience LLC Series B (a)(d)(f)	243,347	824,946
Industrials - 0.1%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series G (a)(d)(f)	31,400	2,165,030
Anduril Industries Inc Series H (d)(f)	40,600	2,799,370
TOTAL INDUSTRIALS		4,964,400
Information Technology - 0.1%
Software - 0.1%
Applied Intuition Inc Series A2 (a)(d)(f)	24,262	2,464,777
Applied Intuition Inc Series B2 (a)(d)(f)	11,699	1,188,501
TOTAL INFORMATION TECHNOLOGY		3,653,278
TOTAL UNITED STATES		9,442,624
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,554,008)		9,442,624

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $38,174,333)	3.67	38,166,700	38,174,333

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $3,091,717,044)	5,983,372,281
NET OTHER ASSETS (LIABILITIES) - 0.1%	7,924,881
NET ASSETS - 100.0%	5,991,297,162

Written Options
	Clearinghouse / Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Boeing Co	Chicago Board Options Exchange	400	9,246,000	245.00	6/2026	(105,400)
Cummins Inc	Chicago Board Options Exchange	100	6,466,300	660.00	6/2026	(175,000)
FedEx Corp	Chicago Board Options Exchange	100	4,117,500	400.00	6/2026	(193,750)
GE Aerospace	Chicago Board Options Exchange	100	3,237,600	340.00	8/2026	(166,000)
GE Vernova Inc	Chicago Board Options Exchange	64	6,197,248	1,140.00	6/2026	(33,920)

						(674,070)
TOTAL WRITTEN OPTIONS (Cost $(637,008))						(674,070)

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $29,264,648.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $327,187,620 or 5.5% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,132,401 or 0.1% of net assets.

(f)	Level 3 security.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Class B	6/16/2025	134,831

Anduril Industries Inc Class C	6/16/2025	82

Anduril Industries Inc Series G	4/17/2025	1,283,720

Anduril Industries Inc Series H	5/12/2026	2,799,480

Applied Intuition Inc Class A	7/2/2024	1,112,653

Applied Intuition Inc Series A2	7/2/2024	1,448,318

Applied Intuition Inc Series B2	7/2/2024	698,370

National Resilience LLC Series B	12/1/2020	3,324,120

Space Exploration Technologies Corp	4/8/2016 - 4/6/2017	4,558,706

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	16,829,041	487,383,836	466,034,920	668,518	(3,624)	-	38,174,333	38,166,700	0.1%
Fidelity Securities Lending Cash Central Fund	34,840,246	332,781,435	367,620,562	20,980	(1,119)	-	-	-	0.0%
Total	51,669,287	820,165,271	833,655,482	689,498	(4,743)	-	38,174,333

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	530,171,295	530,171,295	-	-
Consumer Discretionary	503,076,892	503,076,892	-	-
Consumer Staples	149,234,294	127,620,797	21,613,497	-
Energy	224,431,528	224,431,528	-	-
Financials	500,855,493	483,188,478	17,667,015	-
Health Care	459,525,479	459,525,479	-	-
Industrials	1,047,397,143	681,900,429	365,269,179	227,535
Information Technology	2,187,298,916	2,185,405,380	-	1,893,536
Materials	206,101,116	206,101,116	-	-
Real Estate	86,240,052	86,240,052	-	-
Utilities	41,423,116	41,423,116	-	-

Convertible Preferred Stocks
Health Care	824,946	-	-	824,946
Industrials	4,964,400	-	-	4,964,400
Information Technology	3,653,278	-	-	3,653,278

Money Market Funds	38,174,333	38,174,333	-	-
Total Investments in Securities:	5,983,372,281	5,567,258,895	404,549,691	11,563,695
Derivative Instruments:

Liabilities
Written Options	(674,070)	(674,070)	-	-
Total Liabilities	(674,070)	(674,070)	-	-
Total Derivative Instruments:	(674,070)	(674,070)	-	-
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2026 ($)
Common Stocks	101,391,278	-	(140,914)	-	-	-	-	(99,129,293)	2,121,071	(140,914)
Convertible Preferred Stocks	6,401,650	-	241,494	2,799,480	-	-	-	-	9,442,624	241,494

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	-	(674,070)
Total Equity Risk	-	(674,070)
Total Value of Derivatives	-	(674,070)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $42,504) - See accompanying schedule:
Unaffiliated issuers (cost $3,053,542,711)	$5,945,197,948
Fidelity Central Funds (cost $38,174,333)	38,174,333

Total Investment in Securities (cost $3,091,717,044)		$5,983,372,281
Foreign currency held at value (cost $223,087)		222,557
Receivable for investments sold		12,399,129
Receivable for fund shares sold		1,954,661
Dividends receivable		3,737,648
Distributions receivable from Fidelity Central Funds		116,577
Prepaid expenses		697
Other receivables		38,936
Total assets		6,001,842,486
Liabilities
Payable for investments purchased	$4,012,441
Payable for fund shares redeemed	2,152,647
Accrued management fee	3,663,174
Written options, at value (premium received $637,008)	674,070
Other payables and accrued expenses	42,992
Total liabilities		10,545,324
Net Assets		$5,991,297,162
Net Assets consist of:
Paid in capital		$2,847,258,563
Total accumulated earnings (loss)		3,144,038,599
Net Assets		$5,991,297,162
Net Asset Value, offering price and redemption price per share ($5,991,297,162 ÷ 78,868,238 shares)		$75.97
Statement of Operations
Six months ended May 31, 2026 (Unaudited)
Investment Income
Dividends		$22,106,490
Income from Fidelity Central Funds (including $20,980 from security lending)		689,498
Security lending		253
Total income		22,796,241
Expenses
Management fee
Basic fee	$16,487,469
Performance adjustment	3,398,570
Custodian fees and expenses	18,436
Independent trustees' fees and expenses	7,186
Registration fees	34,502
Audit fees	43,489
Legal	3,258
Miscellaneous	7,585
Total expenses before reductions	20,000,495
Expense reductions	(1,728)
Total expenses after reductions		19,998,767
Net Investment income (loss)		2,797,474
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	251,475,211
Fidelity Central Funds	(4,743)
Foreign currency transactions	12,990
Written options	385,427
Total net realized gain (loss)		251,868,885
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	539,420,407
Assets and liabilities in foreign currencies	8,395
Written options	(82,182)
Total change in net unrealized appreciation (depreciation)		539,346,620
Net gain (loss)		791,215,505
Net increase (decrease) in net assets resulting from operations		$794,012,979
Statement of Changes in Net Assets

	Six months ended May 31, 2026 (Unaudited)	Year ended November 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,797,474	$5,398,819
Net realized gain (loss)	251,868,885	278,856,774
Change in net unrealized appreciation (depreciation)	539,346,620	376,797,797
Net increase (decrease) in net assets resulting from operations	794,012,979	661,053,390
Distributions to shareholders	(265,260,571)	(175,010,312)

Share transactions
Proceeds from sales of shares	289,445,756	582,135,400
Reinvestment of distributions	240,677,514	160,933,866
Cost of shares redeemed	(455,836,510)	(922,922,424)

Net increase (decrease) in net assets resulting from share transactions	74,286,760	(179,853,158)
Total increase (decrease) in net assets	603,039,168	306,189,920

Net Assets
Beginning of period	5,388,257,994	5,082,068,074
End of period	$5,991,297,162	$5,388,257,994

Other Information
Shares
Sold	4,205,172	9,442,517
Issued in reinvestment of distributions	3,542,501	2,645,198
Redeemed	(6,612,004)	(15,066,146)
Net increase (decrease)	1,135,669	(2,978,431)

Financial Highlights
Fidelity® New Millennium Fund®

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$69.32	$62.97	$47.33	$42.93	$42.94	$37.77
Income from Investment Operations
Net investment income (loss) A,B	.04	.07	.09	.17	.75	.62
Net realized and unrealized gain (loss)	10.05	8.44	17.40	5.81	2.77	7.70
Total from investment operations	10.09	8.51	17.49	5.98	3.52	8.32
Distributions from net investment income	(.06)	(.12)	(.14)	(.64)	(.85)	(.58)
Distributions from net realized gain	(3.38)	(2.04)	(1.71)	(.94)	(2.68)	(2.56)
Total distributions	(3.44)	(2.16)	(1.85)	(1.58)	(3.53)	(3.15) C
Net asset value, end of period	$75.97	$69.32	$62.97	$47.33	$42.93	$42.94
Total Return D,E	15.14%	13.99%	38.19%	14.66%	8.45%	23.56%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.73% H	.76%	.78%	.87%	.54%	.49%
Expenses net of fee waivers, if any	.73 % H	.76%	.77%	.86%	.54%	.48%
Expenses net of all reductions, if any	.73% H	.76%	.77%	.86%	.54%	.48%
Net investment income (loss)	.10% H	.11%	.17%	.40%	1.83%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$5,991,297	$5,388,258	$5,082,068	$3,654,950	$2,580,076	$2,629,756
Portfolio turnover rate I	39 % H	30%	44% J	59% J	12%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2026

1. Organization.
Fidelity New Millennium Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,929,808,433
Gross unrealized depreciation	(40,086,190)
Net unrealized appreciation (depreciation)	$2,889,722,243
Tax cost	$3,093,650,038

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity New Millennium Fund	1,054,850,429	1,274,292,210
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity New Millennium Fund	.67

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity New Millennium Fund	.60

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity New Millennium Fund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Fidelity New Millennium Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .12%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity New Millennium Fund	14,489

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity New Millennium Fund	40,786,405	47,959,372	1,776,097

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity New Millennium Fund	4,531
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity New Millennium Fund	3,390
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity New Millennium Fund	2,166	1,130	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity New Millennium Fund	43,469
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,728.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity New Millenium Fund
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.704547.128
NMF-SANN-0726
Fidelity® Growth Strategies K6 Fund

Semi-Annual Report
May 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Growth Strategies K6 Fund
Schedule of Investments May 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.2%
	Shares	Value ($)
AUSTRALIA - 1.4%
Industrials - 0.2%
Aerospace & Defense - 0.2%
DroneShield Ltd (a)(b)	1,096,881	2,672,619
Materials - 1.2%
Metals & Mining - 1.2%
Anglogold Ashanti Plc	95,900	9,286,956
OceanaGold Corp	122,000	3,684,822
TOTAL MATERIALS		12,971,778
TOTAL AUSTRALIA		15,644,397
CANADA - 0.5%
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
Aritzia Inc Subordinate Voting Shares (a)	54,100	6,074,551
ISRAEL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A (a)	926	38,873
KOREA (SOUTH) - 0.4%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Coupang Inc Class A (a)	262,148	4,351,657
PUERTO RICO - 0.3%
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Unusual Machines Inc /US (a)(c)	114,700	3,645,166
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (a)	42,900	1,751,178
THAILAND - 0.2%
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Fabrinet (a)	3,900	2,551,224
UNITED KINGDOM - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
TechnipFMC PLC	73,256	5,012,176
UNITED STATES - 94.8%
Communication Services - 2.6%
Diversified Telecommunication Services - 0.5%
AST SpaceMobile Inc Class A (a)(c)	50,238	5,697,492
Entertainment - 1.4%
Live Nation Entertainment Inc (a)(c)	35,494	5,977,545
ROBLOX Corp Class A (a)	199,048	9,385,113
		15,362,658
Interactive Media & Services - 0.5%
Reddit Inc Class A (a)	32,432	5,708,032
Media - 0.2%
Trade Desk Inc (The) Class A (a)	111,859	2,411,679
TOTAL COMMUNICATION SERVICES		29,179,861
Consumer Discretionary - 14.1%
Automobile Components - 0.2%
Cooper-Standard Holdings Inc (a)	68,800	2,086,704
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (a)(c)	18,200	2,026,751
Hotels, Restaurants & Leisure - 9.0%
Brinker International Inc (a)	22,560	3,212,093
Carnival Corp Ltd	344,700	9,672,282
Cava Group Inc (a)(c)	45,670	3,546,732
Darden Restaurants Inc	15,900	3,242,169
DraftKings Inc Class A (a)	40,793	999,021
Dutch Bros Inc Class A (a)(c)	163,381	9,476,098
Expedia Group Inc Class A	18,496	4,176,212
Flutter Entertainment PLC (a)(c)	16,519	1,602,013
Hilton Worldwide Holdings Inc	72,470	23,745,520
Royal Caribbean Cruises Ltd	82,591	23,507,876
Texas Roadhouse Inc	45,247	8,172,513
Viking Holdings Ltd (a)	66,000	6,079,260
Wingstop Inc	20,605	3,234,161
		100,665,950
Household Durables - 1.8%
Garmin Ltd	13,800	3,228,096
SharkNinja Inc (a)(c)	69,249	8,440,761
Somnigroup International Inc	115,245	8,160,498
		19,829,355
Specialty Retail - 2.1%
Carvana Co Class A (a)	224,875	16,415,875
Ross Stores Inc	24,700	5,723,731
Ulta Beauty Inc (a)	2,900	1,475,665
Wayfair Inc Class A (a)	3,650	263,749
		23,879,020
Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp (a)	14,694	1,672,912
Tapestry Inc	59,567	8,664,616
		10,337,528
TOTAL CONSUMER DISCRETIONARY		158,825,308
Consumer Staples - 2.2%
Beverages - 0.1%
Celsius Holdings Inc (a)(c)	59,384	1,975,706
Consumer Staples Distribution & Retail - 2.1%
Casey's General Stores Inc	15,646	12,002,672
Performance Food Group Co (a)	72,732	7,141,555
US Foods Holding Corp (a)	49,189	4,026,120
		23,170,347
TOTAL CONSUMER STAPLES		25,146,053
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Cheniere Energy Inc	22,526	5,065,196
Targa Resources Corp	47,644	12,152,555
Texas Pacific Land Corp	4,305	1,691,865
TOTAL ENERGY		18,909,616
Financials - 3.9%
Capital Markets - 3.2%
Ameriprise Financial Inc	17,119	7,630,109
Ares Management Corp Class A	38,509	4,948,407
Cboe Global Markets Inc	27,700	9,239,612
Coinbase Global Inc Class A (a)	12,510	2,364,765
LPL Financial Holdings Inc	7,488	2,049,990
Robinhood Markets Inc Class A (a)	101,865	9,605,870
		35,838,753
Financial Services - 0.7%
Affirm Holdings Inc Class A (a)	47,400	3,491,010
Corpay Inc (a)	102	36,903
Remitly Global Inc (a)	77,800	1,557,556
Toast Inc Class A (a)	116,797	3,040,226
		8,125,695
TOTAL FINANCIALS		43,964,448
Health Care - 6.5%
Biotechnology - 2.5%
Alnylam Pharmaceuticals Inc (a)	34,380	10,382,072
Insmed Inc (a)	60,222	6,438,334
Natera Inc (a)	42,918	9,586,594
Neurocrine Biosciences Inc (a)	10,863	1,719,613
		28,126,613
Health Care Equipment & Supplies - 0.9%
Dexcom Inc (a)	64,400	4,748,856
IDEXX Laboratories Inc (a)	7,600	4,282,828
Penumbra Inc (a)	615	195,755
TransMedics Group Inc (a)	20,646	1,387,411
		10,614,850
Health Care Providers & Services - 2.3%
Cardinal Health Inc	46,537	9,158,482
Cencora Inc	62,037	16,710,286
		25,868,768
Health Care Technology - 0.5%
Veeva Systems Inc Class A (a)	30,993	5,403,320
Life Sciences Tools & Services - 0.3%
Medpace Holdings Inc (a)	7,236	3,235,287
TOTAL HEALTH CARE		73,248,838
Industrials - 41.2%
Aerospace & Defense - 14.8%
ATI Inc (a)	80,179	14,044,154
Axon Enterprise Inc (a)	43,101	19,340,281
Beta Technologies Inc Class A (a)	4,830	88,582
Carpenter Technology Corp	19,974	9,367,407
FTAI Aviation Ltd	28,200	7,341,588
Hawkeye 360 Inc	1,900	62,718
HEICO Corp Class A	37,562	9,758,983
Howmet Aerospace Inc	218,932	56,539,189
Karman Holdings Inc (a)(c)	115,665	6,650,738
Leonardo DRS Inc	122,713	5,983,486
Loar Holdings Inc (a)(c)	720	46,425
Rocket Lab Corp (a)	167,191	23,988,565
StandardAero Inc (a)	9,464	271,049
VSE Corp (c)	42,725	7,910,534
Woodward Inc	12,400	4,340,372
		165,734,071
Building Products - 0.4%
Trane Technologies PLC	11,142	5,028,385
Commercial Services & Supplies - 0.4%
Cintas Corp	19,329	3,310,285
Veralto Corp	18,155	1,492,885
		4,803,170
Construction & Engineering - 13.7%
API Group Corp (a)	114,614	4,699,174
Comfort Systems USA Inc	16,995	31,070,429
Construction Partners Inc Class A (a)(c)	131,128	15,272,478
EMCOR Group Inc	14,658	12,119,528
Granite Construction Inc (c)	83,621	11,442,698
IES Holdings Inc (a)	11,300	7,665,355
Legence Corp Class A	6,376	533,925
MasTec Inc (a)	32,421	12,267,134
Quanta Services Inc	25,082	17,851,612
Sterling Infrastructure Inc (a)	46,744	40,239,105
		153,161,438
Electrical Equipment - 3.7%
Forgent Power Solutions Inc Class A	57,100	3,121,086
Nextpower Inc Class A (a)	41,200	6,443,680
nVent Electric PLC	49,894	8,331,799
Vertiv Holdings Co Class A	75,118	23,715,504
		41,612,069
Ground Transportation - 1.2%
Old Dominion Freight Line Inc	15,893	3,578,309
XPO Inc (a)	47,556	10,188,873
		13,767,182
Machinery - 3.7%
CECO Environmental Corp (a)	34,400	2,571,399
ESCO Technologies Inc	12,900	3,765,510
Federal Signal Corp	58,278	6,218,263
RBC Bearings Inc (a)	37,176	21,263,185
Westinghouse Air Brake Technologies Corp	29,823	7,788,575
		41,606,932
Passenger Airlines - 0.6%
Delta Air Lines Inc	75,914	6,261,387
Trading Companies & Distributors - 2.7%
Fastenal Co	233,891	10,337,982
QXO Inc (a)(c)	219,800	3,791,550
WW Grainger Inc	9,362	11,554,955
Xometry Inc Class A (a)	47,500	4,526,275
		30,210,762
TOTAL INDUSTRIALS		462,185,396
Information Technology - 16.7%
Communications Equipment - 0.6%
Lumentum Holdings Inc (a)	8,090	6,916,626
Electronic Equipment, Instruments & Components - 3.6%
Amphenol Corp Class A	23,244	3,457,777
Coherent Corp (a)	49,451	17,875,053
Flex Ltd (a)	57,900	8,730,162
nLight Inc (a)	43,800	3,246,456
OSI Systems Inc (a)(c)	34,170	7,406,348
		40,715,796
IT Services - 1.6%
Cloudflare Inc Class A (a)	72,433	17,515,748
Gartner Inc (a)	4,408	714,978
		18,230,726
Semiconductors & Semiconductor Equipment - 4.9%
Astera Labs Inc (a)	51,017	17,491,178
MACOM Technology Solutions Holdings Inc (a)	13,800	5,032,032
Monolithic Power Systems Inc	18,066	28,295,151
Onto Innovation Inc (a)	14,885	3,843,902
		54,662,263
Software - 5.5%
Appfolio Inc Class A (a)(c)	11,792	1,900,517
Cadence Design Systems Inc (a)	13,056	4,895,086
Datadog Inc Class A (a)	111,950	27,690,833
Fair Isaac Corp (a)	8,923	11,159,015
Guidewire Software Inc (a)	25,543	3,899,650
PAR Technology Corp (a)(c)	100,818	1,556,629
Samsara Inc Class A (a)	137,000	4,793,630
Zscaler Inc (a)	31,304	4,374,108
		60,269,468
Technology Hardware, Storage & Peripherals - 0.5%
Everpure Inc Class A (a)	16,023	1,273,989
Sandisk Corp/DE (a)	1,100	1,864,478
Super Micro Computer Inc (a)	45,133	2,080,180
		5,218,647
TOTAL INFORMATION TECHNOLOGY		186,013,526
Materials - 1.7%
Chemicals - 0.4%
Hawkins Inc	31,300	4,844,301
Construction Materials - 1.3%
CRH PLC	43,327	4,713,544
Suncrete Inc (d)	233,900	4,172,776
Vulcan Materials Co	19,251	5,446,493
		14,332,813
TOTAL MATERIALS		19,177,114
Real Estate - 1.3%
Health Care REITs - 0.6%
Welltower Inc	32,440	6,660,905
Real Estate Management & Development - 0.3%
CBRE Group Inc Class A (a)	28,800	3,601,152
Specialized REITs - 0.4%
Iron Mountain Inc	36,887	4,730,758
TOTAL REAL ESTATE		14,992,815
Utilities - 2.9%
Electric Utilities - 1.0%
NRG Energy Inc	81,571	10,937,040
Independent Power and Renewable Electricity Producers - 1.9%
Talen Energy Corp (a)	11,605	4,488,814
Vistra Corp	104,515	16,746,438
		21,235,252
TOTAL UTILITIES		32,172,292
TOTAL UNITED STATES		1,063,815,267
TOTAL COMMON STOCKS (Cost $821,805,203)		1,102,884,489

Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
UNITED STATES - 0.6%
Industrials - 0.2%
Aerospace & Defense - 0.2%
Anduril Industries Inc Series H (d)(e)	28,200	1,944,390
Information Technology - 0.4%
Software - 0.4%
Anthropic PBC Series H (d)(e)	6,100	3,592,961
Databricks Inc Series L (d)(e)	7,194	1,366,860
TOTAL INFORMATION TECHNOLOGY		4,959,821
TOTAL UNITED STATES		6,904,211
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,904,284)		6,904,211

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.67	923	922
Fidelity Securities Lending Cash Central Fund (f)(g)	3.67	45,341,153	45,345,687
TOTAL MONEY MARKET FUNDS (Cost $45,346,609)			45,346,609

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $874,056,096)	1,155,135,309
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(31,381,333)
NET ASSETS - 100.0%	1,123,753,976

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,672,619 or 0.2% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,076,987 or 1.0% of net assets.

(e)	Level 3 security.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Series H	5/12/2026	1,944,466

Anthropic PBC Series H	5/28/2026	3,592,958

Databricks Inc Series L	12/18/2025	1,366,860

Suncrete Inc	3/27/2026	2,339,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,861,690	118,713,164	123,573,713	63,558	(219)	-	922	923	0.0%
Fidelity Securities Lending Cash Central Fund	18,014,102	192,740,810	165,409,799	18,344	574	-	45,345,687	45,341,153	0.1%
Total	22,875,792	311,453,974	288,983,512	81,902	355	-	45,346,609

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	29,179,861	29,179,861	-	-
Consumer Discretionary	171,002,694	171,002,694	-	-
Consumer Staples	25,146,053	25,146,053	-	-
Energy	23,921,792	23,921,792	-	-
Financials	44,003,321	44,003,321	-	-
Health Care	73,248,838	73,248,838	-	-
Industrials	464,858,015	464,858,015	-	-
Information Technology	192,209,916	192,209,916	-	-
Materials	32,148,892	32,148,892	-	-
Real Estate	14,992,815	14,992,815	-	-
Utilities	32,172,292	32,172,292	-	-

Convertible Preferred Stocks
Industrials	1,944,390	-	-	1,944,390
Information Technology	4,959,821	-	-	4,959,821

Money Market Funds	45,346,609	45,346,609	-	-
Total Investments in Securities:	1,155,135,309	1,148,231,098	-	6,904,211
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $59,947,237) - See accompanying schedule:
Unaffiliated issuers (cost $828,709,487)	$1,109,788,700
Fidelity Central Funds (cost $45,346,609)	45,346,609

Total Investment in Securities (cost $874,056,096)		$1,155,135,309
Cash		68
Receivable for investments sold		21,336,153
Receivable for fund shares sold		8,097,353
Dividends receivable		347,161
Distributions receivable from Fidelity Central Funds		16,361
Other receivables		9,789
Total assets		1,184,942,194
Liabilities
Payable for investments purchased	$2,683,700
Payable for fund shares redeemed	1,145,969
Accrued management fee	403,805
Notes payable to affiliates	11,605,000
Other payables and accrued expenses	4,380
Collateral on securities loaned	45,345,364
Total liabilities		61,188,218
Net Assets		$1,123,753,976
Net Assets consist of:
Paid in capital		$857,623,826
Total accumulated earnings (loss)		266,130,150
Net Assets		$1,123,753,976
Net Asset Value, offering price and redemption price per share ($1,123,753,976 ÷ 52,089,035 shares)		$21.57
Statement of Operations
Six months ended May 31, 2026 (Unaudited)
Investment Income
Dividends		$1,645,738
Income from Fidelity Central Funds (including $18,344 from security lending)		81,902
Security lending		3,292
Total income		1,730,932
Expenses
Management fee	$2,234,979
Independent trustees' fees and expenses	1,260
Interest	11,915
Total expenses before reductions	2,248,154
Expense reductions	(165)
Total expenses after reductions		2,247,989
Net Investment income (loss)		(517,057)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(12,212,586)
Fidelity Central Funds	355
Foreign currency transactions	(4,084)
Total net realized gain (loss)		(12,216,315)
Change in net unrealized appreciation (depreciation) on investment securities		115,158,905
Net gain (loss)		102,942,590
Net increase (decrease) in net assets resulting from operations		$102,425,533
Statement of Changes in Net Assets

	Six months ended May 31, 2026 (Unaudited)	Year ended November 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(517,057)	$182,210
Net realized gain (loss)	(12,216,315)	39,933,287
Change in net unrealized appreciation (depreciation)	115,158,905	18,226,546
Net increase (decrease) in net assets resulting from operations	102,425,533	58,342,043
Distributions to shareholders	(41,443,989)	(29,455,968)

Share transactions
Proceeds from sales of shares	245,319,761	523,133,862
Reinvestment of distributions	41,443,989	29,455,968
Cost of shares redeemed	(132,638,421)	(226,523,932)

Net increase (decrease) in net assets resulting from share transactions	154,125,329	326,065,898
Total increase (decrease) in net assets	215,106,873	354,951,973

Net Assets
Beginning of period	908,647,103	553,695,130
End of period	$1,123,753,976	$908,647,103

Other Information
Shares
Sold	12,173,015	27,619,631
Issued in reinvestment of distributions	2,094,188	1,587,923
Redeemed	(6,603,919)	(11,795,457)
Net increase (decrease)	7,663,284	17,412,097

Financial Highlights
Fidelity® Growth Strategies K6 Fund

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$20.45	$20.50	$14.25	$13.32	$20.90	$17.06
Income from Investment Operations
Net investment income (loss) A,B	(.01)	- C	.04	.06 D	.03	(.01)
Net realized and unrealized gain (loss)	2.04	1.01	6.41	.90	(3.21)	4.29
Total from investment operations	2.03	1.01	6.45	.96	(3.18)	4.28
Distributions from net investment income	- C	(.03)	(.05)	(.03)	-	(.02)
Distributions from net realized gain	(.90)	(1.03)	(.16)	-	(4.40)	(.42)
Total distributions	(.91) E	(1.06)	(.20) E	(.03)	(4.40)	(.44)
Net asset value, end of period	$21.57	$20.45	$20.50	$14.25	$13.32	$20.90
Total Return F,G	10.31%	5.45%	45.82%	7.27%	(19.67)%	25.64%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.45% J	.46%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45 % J	.46%	.45%	.45%	.45%	.45%
Expenses net of all reductions, if any	.45% J	.46%	.45%	.45%	.45%	.45%
Net investment income (loss)	(.10)% J	.02%	.25%	.42% D	.22%	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,123,754	$908,647	$553,695	$157,719	$131,329	$157,368
Portfolio turnover rate K	62 % J,L	61%	95% L	86% L	78% L	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .34%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2026

1. Organization.
Fidelity Growth Strategies K6 Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. During the period, dividend income and net realized appreciation (depreciation) were adjusted as presented in the table below as a result of a change in the prior period estimate, which had no impact on the total net assets or total return.

	Dividend Income ($)	Net Unrealized Appreciation (Depreciation)($)
Fidelity Growth Strategies K6 Fund	494,620	(494,620)

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$339,567,050
Gross unrealized depreciation	(60,439,827)
Net unrealized appreciation (depreciation)	$279,127,223
Tax cost	$876,008,086

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Strategies K6 Fund	384,631,677	304,789,466

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Growth Strategies K6 Fund	1,190,918	24,378,085
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Growth Strategies K6 Fund	5,368

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. Any open loans, including accrued interest, at period end are presented as Notes payable to affiliates in the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Growth Strategies K6 Fund	Borrower	6,911,000	3.88%	11,915

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Growth Strategies K6 Fund	17,057,910	17,873,424	(981,400)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Growth Strategies K6 Fund	2,340	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Growth Strategies K6 Fund	17,204,168
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $165.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Growth Strategies K6 Fund
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.9883994.109
FEGK6-SANN-0726
Fidelity® Growth Strategies Fund

Semi-Annual Report
May 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Growth Strategies Fund
Schedule of Investments May 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
AUSTRALIA - 1.4%
Industrials - 0.2%
Aerospace & Defense - 0.2%
DroneShield Ltd (a)(b)	4,580,347	11,160,302
Materials - 1.2%
Metals & Mining - 1.2%
Anglogold Ashanti Plc	370,600	35,888,904
OceanaGold Corp	465,400	14,056,690
TOTAL MATERIALS		49,945,594
TOTAL AUSTRALIA		61,105,896
CANADA - 0.6%
Consumer Discretionary - 0.6%
Specialty Retail - 0.6%
Aritzia Inc Subordinate Voting Shares (a)	234,013	26,275,859
ISRAEL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A (a)	4,374	183,621
KOREA (SOUTH) - 0.4%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Coupang Inc Class A (a)	1,013,812	16,829,279
PUERTO RICO - 0.3%
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Unusual Machines Inc /US (a)(c)	464,700	14,768,166
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (a)	184,600	7,535,372
THAILAND - 0.2%
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Fabrinet (a)	15,400	10,074,064
UNITED KINGDOM - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
TechnipFMC PLC	283,044	19,365,870
UNITED STATES - 95.8%
Communication Services - 2.6%
Diversified Telecommunication Services - 0.5%
AST SpaceMobile Inc Class A (a)(c)	194,262	22,031,253
Entertainment - 1.4%
Live Nation Entertainment Inc (a)	136,954	23,064,423
ROBLOX Corp Class A (a)	768,872	36,252,315
		59,316,738
Interactive Media & Services - 0.5%
Reddit Inc Class A (a)	125,088	22,015,488
Media - 0.2%
Trade Desk Inc (The) Class A (a)	454,505	9,799,128
TOTAL COMMUNICATION SERVICES		113,162,607
Consumer Discretionary - 14.4%
Automobile Components - 0.2%
Cooper-Standard Holdings Inc (a)	271,300	8,228,529
Diversified Consumer Services - 0.2%
Duolingo Inc Class A (a)(c)	70,800	7,884,288
Hotels, Restaurants & Leisure - 9.1%
Brinker International Inc (a)	87,340	12,435,469
Carnival Corp Ltd	1,331,500	37,361,890
Cava Group Inc (a)(c)	175,830	13,654,958
Darden Restaurants Inc	61,600	12,560,856
DraftKings Inc Class A (a)	166,107	4,067,960
Dutch Bros Inc Class A (a)(c)	631,139	36,606,062
Expedia Group Inc Class A	72,104	16,280,362
Flutter Entertainment PLC (a)(c)	70,381	6,825,549
Hilton Worldwide Holdings Inc	279,771	91,669,767
Royal Caribbean Cruises Ltd	319,184	90,849,342
Texas Roadhouse Inc	174,728	31,559,371
Viking Holdings Ltd (a)	254,900	23,478,839
Wingstop Inc	84,295	13,230,943
		390,581,368
Household Durables - 1.9%
Garmin Ltd	54,000	12,631,680
SharkNinja Inc (a)(c)	306,031	37,302,119
Somnigroup International Inc	451,625	31,979,566
		81,913,365
Specialty Retail - 2.1%
Carvana Co Class A (a)	868,425	63,395,025
Ross Stores Inc	95,300	22,083,869
Ulta Beauty Inc (a)	11,500	5,851,775
Wayfair Inc Class A (a)	12,838	927,674
		92,258,343
Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp (a)	60,234	6,857,641
Tapestry Inc	230,133	33,475,146
		40,332,787
TOTAL CONSUMER DISCRETIONARY		621,198,680
Consumer Staples - 2.3%
Beverages - 0.2%
Celsius Holdings Inc (a)	240,936	8,015,941
Consumer Staples Distribution & Retail - 2.1%
Casey's General Stores Inc	60,459	46,380,518
Performance Food Group Co (a)	281,038	27,595,121
US Foods Holding Corp (a)	190,011	15,552,400
		89,528,039
TOTAL CONSUMER STAPLES		97,543,980
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Cheniere Energy Inc	87,012	19,565,518
Targa Resources Corp	184,056	46,947,164
Texas Pacific Land Corp (c)	17,595	6,914,835
TOTAL ENERGY		73,427,517
Financials - 4.0%
Capital Markets - 3.3%
Ameriprise Financial Inc	66,098	29,460,540
Ares Management Corp Class A	148,628	19,098,698
Cboe Global Markets Inc	107,100	35,724,276
Coinbase Global Inc Class A (a)	51,890	9,808,767
LPL Financial Holdings Inc	28,372	7,767,402
Robinhood Markets Inc Class A (a)	393,435	37,100,921
		138,960,604
Financial Services - 0.7%
Affirm Holdings Inc Class A (a)	186,500	13,735,725
Corpay Inc (a)	398	143,996
Remitly Global Inc (a)	306,000	6,126,120
Toast Inc Class A (a)	476,303	12,398,167
		32,404,008
TOTAL FINANCIALS		171,364,612
Health Care - 6.6%
Biotechnology - 2.5%
Alnylam Pharmaceuticals Inc (a)	132,980	40,157,301
Insmed Inc (a)	232,778	24,886,296
Natera Inc (a)	165,735	37,020,227
Neurocrine Biosciences Inc (a)	44,037	6,971,057
		109,034,881
Health Care Equipment & Supplies - 1.0%
Dexcom Inc (a)	250,300	18,457,122
IDEXX Laboratories Inc (a)	29,400	16,567,782
Penumbra Inc (a)	2,611	831,081
TransMedics Group Inc (a)	91,354	6,138,989
		41,994,974
Health Care Providers & Services - 2.3%
Cardinal Health Inc	179,914	35,407,075
Cencora Inc	239,429	64,492,596
		99,899,671
Health Care Technology - 0.5%
Veeva Systems Inc Class A (a)	119,563	20,844,613
Life Sciences Tools & Services - 0.3%
Medpace Holdings Inc (a)	30,064	13,441,915
TOTAL HEALTH CARE		285,216,054
Industrials - 41.4%
Aerospace & Defense - 14.8%
ATI Inc (a)	309,721	54,250,730
Axon Enterprise Inc (a)	166,409	74,671,046
Beta Technologies Inc Class A (a)(c)	21,670	397,428
Carpenter Technology Corp	77,166	36,189,311
FTAI Aviation Ltd	109,000	28,377,060
Hawkeye 360 Inc	7,400	244,274
HEICO Corp Class A	145,138	37,708,304
Howmet Aerospace Inc	845,583	218,371,811
Karman Holdings Inc (a)(c)	446,835	25,693,013
Leonardo DRS Inc	473,887	23,106,730
Loar Holdings Inc (a)(c)	3,280	211,494
Rocket Lab Corp (a)	645,609	92,631,979
StandardAero Inc (a)	44,136	1,264,055
VSE Corp	164,875	30,526,606
Woodward Inc	47,700	16,696,431
		640,340,272
Building Products - 0.5%
Trane Technologies PLC	43,258	19,522,335
Commercial Services & Supplies - 0.5%
Cintas Corp	79,335	13,586,912
Veralto Corp	76,145	6,261,403
		19,848,315
Construction & Engineering - 13.7%
API Group Corp (a)	442,786	18,154,226
Comfort Systems USA Inc	65,525	119,793,460
Construction Partners Inc Class A (a)(c)	528,072	61,504,546
EMCOR Group Inc	56,442	46,667,374
Granite Construction Inc	323,279	44,237,498
IES Holdings Inc (a)	43,600	29,576,060
Legence Corp Class A	29,524	2,472,340
MasTec Inc (a)	125,379	47,439,652
Quanta Services Inc	96,898	68,965,214
Sterling Infrastructure Inc (a)	180,456	155,343,744
		594,154,114
Electrical Equipment - 3.7%
Forgent Power Solutions Inc Class A	221,000	12,079,860
Nextpower Inc Class A (a)	159,400	24,930,160
nVent Electric PLC	192,593	32,161,105
Vertiv Holdings Co Class A	290,222	91,625,988
		160,797,113
Ground Transportation - 1.2%
Old Dominion Freight Line Inc	63,707	14,343,631
XPO Inc (a)	183,844	39,388,577
		53,732,208
Machinery - 3.7%
CECO Environmental Corp (a)	135,100	10,098,725
ESCO Technologies Inc	50,000	14,595,000
Federal Signal Corp	225,022	24,009,847
RBC Bearings Inc (a)	143,524	82,089,988
Westinghouse Air Brake Technologies Corp	115,277	30,105,741
		160,899,301
Passenger Airlines - 0.6%
Delta Air Lines Inc	294,086	24,256,213
Trading Companies & Distributors - 2.7%
Fastenal Co	903,609	39,939,518
QXO Inc (a)(c)	849,200	14,648,699
WW Grainger Inc	36,011	44,446,217
Xometry Inc Class A (a)	184,500	17,581,005
		116,615,439
TOTAL INDUSTRIALS		1,790,165,310
Information Technology - 16.9%
Communications Equipment - 0.6%
Lumentum Holdings Inc (a)	31,310	26,768,798
Electronic Equipment, Instruments & Components - 3.6%
Amphenol Corp Class A	89,456	13,307,475
Coherent Corp (a)	191,049	69,058,482
Flex Ltd (a)	224,500	33,850,110
nLight Inc (a)	172,600	12,793,111
OSI Systems Inc (a)(c)	131,830	28,574,153
		157,583,331
IT Services - 1.6%
Cloudflare Inc Class A (a)	279,587	67,609,729
Gartner Inc (a)	19,492	3,161,602
		70,771,331
Semiconductors & Semiconductor Equipment - 5.0%
Astera Labs Inc (a)	201,583	69,112,732
MACOM Technology Solutions Holdings Inc (a)	53,100	19,362,384
Monolithic Power Systems Inc	69,934	109,531,330
Onto Innovation Inc (a)	59,015	15,240,033
		213,246,479
Software - 5.5%
Appfolio Inc Class A (a)	48,808	7,866,385
Cadence Design Systems Inc (a)	50,467	18,921,592
Datadog Inc Class A (a)	432,250	106,917,038
Fair Isaac Corp (a)	34,596	43,265,412
Guidewire Software Inc (a)	101,287	15,463,486
PAR Technology Corp (a)(c)	422,982	6,530,842
Samsara Inc Class A (a)	529,100	18,513,209
Zscaler Inc (a)	121,336	16,954,279
		234,432,243
Technology Hardware, Storage & Peripherals - 0.6%
Everpure Inc Class A (a)	137,654	10,944,870
Sandisk Corp/DE (a)	4,400	7,457,912
Super Micro Computer Inc (a)(c)	189,467	8,732,534
		27,135,316
TOTAL INFORMATION TECHNOLOGY		729,937,498
Materials - 1.7%
Chemicals - 0.4%
Hawkins Inc (c)	121,600	18,820,032
Construction Materials - 1.3%
CRH PLC	167,386	18,209,923
Suncrete Inc (d)	920,400	16,419,936
Vulcan Materials Co	74,479	21,071,599
		55,701,458
TOTAL MATERIALS		74,521,490
Real Estate - 1.3%
Health Care REITs - 0.6%
Welltower Inc	125,160	25,699,103
Real Estate Management & Development - 0.3%
CBRE Group Inc Class A (a)	111,400	13,929,455
Specialized REITs - 0.4%
Iron Mountain Inc	143,993	18,467,102
TOTAL REAL ESTATE		58,095,660
Utilities - 2.9%
Electric Utilities - 1.0%
NRG Energy Inc	314,979	42,232,384
Independent Power and Renewable Electricity Producers - 1.9%
Talen Energy Corp (a)	44,995	17,404,066
Vistra Corp	403,665	64,679,243
		82,083,309
TOTAL UTILITIES		124,315,693
TOTAL UNITED STATES		4,138,949,101
TOTAL COMMON STOCKS (Cost $3,013,857,724)		4,295,087,228

Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
UNITED STATES - 0.6%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series H (d)(e)	111,700	7,701,715
Information Technology - 0.5%
Software - 0.5%
Anthropic PBC Series H (d)(e)	24,000	14,136,240
Databricks Inc Series L (d)(e)	32,600	6,194,000
TOTAL INFORMATION TECHNOLOGY		20,330,240
TOTAL UNITED STATES		28,031,955
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $28,032,244)		28,031,955

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.67	177	177
Fidelity Securities Lending Cash Central Fund (f)(g)	3.67	60,856,021	60,862,107
TOTAL MONEY MARKET FUNDS (Cost $60,862,284)			60,862,284

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $3,102,752,252)	4,383,981,467
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(57,002,904)
NET ASSETS - 100.0%	4,326,978,563

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $11,160,302 or 0.3% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $44,451,891 or 1.0% of net assets.

(e)	Level 3 security.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Series H	5/12/2026	7,702,016

Anthropic PBC Series H	5/28/2026	14,136,228

Databricks Inc Series L	12/18/2025	6,194,000

Suncrete Inc	3/27/2026	9,204,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,737,368	352,876,571	358,613,129	92,523	(633)	-	177	177	0.0%
Fidelity Securities Lending Cash Central Fund	66,702,541	649,022,682	654,864,393	73,401	1,277	-	60,862,107	60,856,021	0.2%
Total	72,439,909	1,001,899,253	1,013,477,522	165,924	644	-	60,862,284

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	113,162,607	113,162,607	-	-
Consumer Discretionary	671,839,190	671,839,190	-	-
Consumer Staples	97,543,980	97,543,980	-	-
Energy	92,793,387	92,793,387	-	-
Financials	171,548,233	171,548,233	-	-
Health Care	285,216,054	285,216,054	-	-
Industrials	1,801,325,612	1,801,325,612	-	-
Information Technology	754,779,728	754,779,728	-	-
Materials	124,467,084	124,467,084	-	-
Real Estate	58,095,660	58,095,660	-	-
Utilities	124,315,693	124,315,693	-	-

Convertible Preferred Stocks
Industrials	7,701,715	-	-	7,701,715
Information Technology	20,330,240	-	-	20,330,240

Money Market Funds	60,862,284	60,862,284	-	-
Total Investments in Securities:	4,383,981,467	4,355,949,512	-	28,031,955
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $171,265,329) - See accompanying schedule:
Unaffiliated issuers (cost $3,041,889,968)	$4,323,119,183
Fidelity Central Funds (cost $60,862,284)	60,862,284

Total Investment in Securities (cost $3,102,752,252)		$4,383,981,467
Cash		476
Receivable for investments sold		70,307,105
Receivable for fund shares sold		1,355,069
Dividends receivable		1,343,173
Distributions receivable from Fidelity Central Funds		45,275
Prepaid expenses		556
Other receivables		49,270
Total assets		4,457,082,391
Liabilities
Payable for investments purchased	$14,297,547
Payable for fund shares redeemed	1,976,445
Accrued management fee	2,703,561
Distribution and service plan fees payable	8,623
Notes payable to affiliates	50,192,000
Other payables and accrued expenses	64,413
Collateral on securities loaned	60,861,239
Total liabilities		130,103,828
Net Assets		$4,326,978,563
Net Assets consist of:
Paid in capital		$2,940,655,401
Total accumulated earnings (loss)		1,386,323,162
Net Assets		$4,326,978,563

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($21,618,936 ÷ 286,079 shares)(a)		$75.57
Maximum offering price per share (100/94.25 of $75.57)		$80.18
Class M :
Net Asset Value and redemption price per share ($2,573,549 ÷ 34,118 shares)(a)		$75.43
Maximum offering price per share (100/96.50 of $75.43)		$78.17
Class C :
Net Asset Value and offering price per share ($3,939,824 ÷ 52,714 shares)(a)		$74.74
Growth Strategies :
Net Asset Value, offering price and redemption price per share ($4,055,991,120 ÷ 53,265,077 shares)		$76.15
Class K :
Net Asset Value, offering price and redemption price per share ($165,336,169 ÷ 2,133,866 shares)		$77.48
Class I :
Net Asset Value, offering price and redemption price per share ($29,010,788 ÷ 383,304 shares)		$75.69
Class Z :
Net Asset Value, offering price and redemption price per share ($48,508,177 ÷ 637,637 shares)		$76.07
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended May 31, 2026 (Unaudited)
Investment Income
Dividends		$6,199,530
Income from Fidelity Central Funds (including $73,401 from security lending)		165,924
Security lending		20,076
Total income		6,385,530
Expenses
Management fee
Basic fee	$12,261,381
Performance adjustment	3,250,689
Distribution and service plan fees	47,559
Custodian fees and expenses	18,374
Independent trustees' fees and expenses	5,440
Registration fees	94,222
Audit fees	33,725
Legal	3,310
Interest	136,693
Miscellaneous	5,933
Total expenses		15,857,326
Net Investment income (loss)		(9,471,796)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	111,440,025
Redemptions in-kind	8,295,347
Fidelity Central Funds	644
Foreign currency transactions	(9,143)
Total net realized gain (loss)		119,726,873
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	288,166,783
Assets and liabilities in foreign currencies	(225)
Total change in net unrealized appreciation (depreciation)		288,166,558
Net gain (loss)		407,893,431
Net increase (decrease) in net assets resulting from operations		$398,421,635
Statement of Changes in Net Assets

	Six months ended May 31, 2026 (Unaudited)	Year ended November 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(9,471,796)	$(9,834,921)
Net realized gain (loss)	119,726,873	515,165,749
Change in net unrealized appreciation (depreciation)	288,166,558	(307,327,520)
Net increase (decrease) in net assets resulting from operations	398,421,635	198,003,308
Distributions to shareholders	(357,571,557)	(258,140,300)

Share transactions - net increase (decrease)	163,748,508	408,709,561
Total increase (decrease) in net assets	204,598,586	348,572,569

Net Assets
Beginning of period	4,122,379,977	3,773,807,408
End of period	$4,326,978,563	$4,122,379,977

Financial Highlights
Fidelity Advisor® Growth Strategies Fund Class A

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$75.50	$77.34	$67.61
Income from Investment Operations
Net investment income (loss) B,C	(.27)	(.40)	(.06)
Net realized and unrealized gain (loss)	7.14	3.80	9.79
Total from investment operations	6.87	3.40	9.73
Distributions from net realized gain	(6.80)	(5.24)	-
Total distributions	(6.80)	(5.24)	-
Net asset value, end of period	$75.57	$75.50	$77.34
Total Return D,E,F	9.89%	5.06%	14.39%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.08% I	.99%	1.05% I,J
Expenses net of fee waivers, if any	1.08 % I	.99%	1.02% I,J
Expenses net of all reductions, if any	1.08% I	.99%	1.02% I,J
Net investment income (loss)	(.77)% I	(.55)%	(.59)% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$21,619	$18,408	$330
Portfolio turnover rate K	70 % I,L	58% L	93% L

AFor the period October 8, 2024 (commencement of sale of shares) through November 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Growth Strategies Fund Class M

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$75.28	$77.31	$67.61
Income from Investment Operations
Net investment income (loss) B,C	(.36)	(.58)	(.09)
Net realized and unrealized gain (loss)	7.13	3.79	9.79
Total from investment operations	6.77	3.21	9.70
Distributions from net realized gain	(6.62)	(5.24)	-
Total distributions	(6.62)	(5.24)	-
Net asset value, end of period	$75.43	$75.28	$77.31
Total Return D,E,F	9.75%	4.80%	14.35%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.33% I	1.24%	1.27% I,J
Expenses net of fee waivers, if any	1.33 % I	1.24%	1.25% I,J
Expenses net of all reductions, if any	1.33% I	1.24%	1.25% I,J
Net investment income (loss)	(1.01)% I	(.80)%	(.84)% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$2,574	$1,997	$148
Portfolio turnover rate K	70 % I,L	58% L	93% L

AFor the period October 8, 2024 (commencement of sale of shares) through November 30, 2024.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Growth Strategies Fund Class C

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$74.89	$77.26	$67.61
Income from Investment Operations
Net investment income (loss) B,C	(.53)	(.94)	(.14)
Net realized and unrealized gain (loss)	7.06	3.81	9.79
Total from investment operations	6.53	2.87	9.65
Distributions from net realized gain	(6.68)	(5.24)	-
Total distributions	(6.68)	(5.24)	-
Net asset value, end of period	$74.74	$74.89	$77.26
Total Return D,E,F	9.47%	4.33%	14.27%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.83% I	1.73%	1.77% I,J
Expenses net of fee waivers, if any	1.83 % I	1.73%	1.75% I,J
Expenses net of all reductions, if any	1.83% I	1.73%	1.75% I,J
Net investment income (loss)	(1.52)% I	(1.30)%	(1.35)% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$3,940	$1,935	$114
Portfolio turnover rate K	70 % I,L	58% L	93% L

AFor the period October 8, 2024 (commencement of sale of shares) through November 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Growth Strategies Fund

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$75.76	$77.37	$53.20	$49.87	$71.14	$61.57
Income from Investment Operations
Net investment income (loss) A,B	(.17)	(.19)	(.05)	.06 C	(.08)	(.15)
Net realized and unrealized gain (loss)	7.19	3.82	24.25	3.27	(12.20)	14.72
Total from investment operations	7.02	3.63	24.20	3.33	(12.28)	14.57
Distributions from net investment income	-	-	(.03) D	-	-	-
Distributions from net realized gain	(6.63)	(5.24)	- D,E	-	(8.99)	(5.00)
Total distributions	(6.63)	(5.24)	(.03)	-	(8.99)	(5.00)
Net asset value, end of period	$76.15	$75.76	$77.37	$53.20	$49.87	$71.14
Total Return F,G	10.04%	5.38%	45.51%	6.68%	(19.98)%	25.31%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.78% J	.69%	.77%	.75%	.83%	.63%
Expenses net of fee waivers, if any	.78 % J	.69%	.77%	.75%	.83%	.63%
Expenses net of all reductions, if any	.78% J	.69%	.77%	.75%	.83%	.63%
Net investment income (loss)	(.47)% J	(.26)%	(.08)%	.12% C	(.16)%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$4,055,991	$3,877,501	$3,590,305	$2,962,005	$2,772,991	$3,380,836
Portfolio turnover rate K	70 % J,L	58% L	93% L	75% L	74% L	49%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .04%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
EAmount represents less than $.005 per share.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Growth Strategies Fund Class K

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$76.92	$78.42	$53.94	$50.50	$71.85	$62.08
Income from Investment Operations
Net investment income (loss) A,B	(.14)	(.13)	.01	.12 C	(.02)	(.08)
Net realized and unrealized gain (loss)	7.31	3.87	24.56	3.32	(12.34)	14.85
Total from investment operations	7.17	3.74	24.57	3.44	(12.36)	14.77
Distributions from net investment income	-	-	(.09) D	-	-	-
Distributions from net realized gain	(6.61)	(5.24)	- D,E	- E	(8.99)	(5.00)
Total distributions	(6.61)	(5.24)	(.09)	-	(8.99)	(5.00)
Net asset value, end of period	$77.48	$76.92	$78.42	$53.94	$50.50	$71.85
Total Return F,G	10.08%	5.45%	45.62%	6.81%	(19.89)%	25.44%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.71% J	.62%	.69%	.64%	.72%	.52%
Expenses net of fee waivers, if any	.71 % J	.62%	.68%	.63%	.71%	.52%
Expenses net of all reductions, if any	.71% J	.62%	.68%	.63%	.71%	.52%
Net investment income (loss)	(.40)% J	(.18)%	.01%	.23% C	(.05)%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$165,336	$173,380	$170,619	$196,426	$197,851	$251,424
Portfolio turnover rate K	70 % J,L	58% L	93% L	75% L	74% L	49%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .16%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
EAmount represents less than $.005 per share.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Growth Strategies Fund Class I

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$75.69	$77.37	$67.61
Income from Investment Operations
Net investment income (loss) B,C	(.18)	(.23)	(.04)
Net realized and unrealized gain (loss)	7.15	3.79	9.80
Total from investment operations	6.97	3.56	9.76
Distributions from net realized gain	(6.97)	(5.24)	-
Total distributions	(6.97)	(5.24)	-
Net asset value, end of period	$75.69	$75.69	$77.37
Total Return D,E	10.02%	5.28%	14.44%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.83% H	.75%	.77% H,I
Expenses net of fee waivers, if any	.83 % H	.75%	.75% H,I
Expenses net of all reductions, if any	.83% H	.75%	.75% H,I
Net investment income (loss)	(.51)% H	(.31)%	(.33)% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$29,011	$15,495	$143
Portfolio turnover rate J	70 % H,K	58% K	93% K

AFor the period October 8, 2024 (commencement of sale of shares) through November 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Growth Strategies Fund Class Z

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$75.83	$77.39	$67.61
Income from Investment Operations
Net investment income (loss) B,C	(.14)	(.14)	(.04)
Net realized and unrealized gain (loss)	7.18	3.82	9.82
Total from investment operations	7.04	3.68	9.78
Distributions from net realized gain	(6.80)	(5.24)	-
Total distributions	(6.80)	(5.24)	-
Net asset value, end of period	$76.07	$75.83	$77.39
Total Return D,E	10.07%	5.45%	14.47%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.71% H	.62%	.82% H,I
Expenses net of fee waivers, if any	.71 % H	.62%	.67% H,I
Expenses net of all reductions, if any	.71% H	.62%	.67% H,I
Net investment income (loss)	(.40)% H	(.19)%	(.50)% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$48,508	$33,664	$12,148
Portfolio turnover rate J	70 % H,K	58% K	93% K

AFor the period October 8, 2024 (commencement of sale of shares) through November 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2026

1. Organization.
Fidelity Growth Strategies Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.  The Fund offers Class A, Class M, Class C, Growth Strategies, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. During the period, dividend income and net realized appreciation (depreciation) were adjusted as presented in the table below as a result of a change in the prior period estimate, which had no impact on the total net assets or total return.

	Dividend Income ($)	Net Unrealized Appreciation (Depreciation)($)
Fidelity Growth Strategies Fund	2,418,283	(2,418,283)

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in-kind, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,471,145,307
Gross unrealized depreciation	(193,149,970)
Net unrealized appreciation (depreciation)	$1,277,995,337
Tax cost	$3,105,986,130

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Strategies Fund	1,412,139,716	1,586,247,465

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Growth Strategies Fund	316,722	-	8,295,347	8,295,347	24,378,085

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Growth Strategies Fund	2,719,978	-	146,831,367	146,831,367	202,039,984
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.71
Class M	.71
Class C	.71
Growth Strategies	.67
Class K	.56
Class I	.71
Class Z	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.66
Class M	.65
Class C	.66
Growth Strategies	.61
Class K	.54
Class I	.65
Class Z	.54

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Growth Strategies Fund	Russell Midcap Growth Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Growth Strategies. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .16%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	25,963	6,882
Class M	.25%	.25%	5,524	26
Class C	.75%	.25%	16,072	13,904
			47,559	20,812

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	10,715
Class M	379
11,094

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Growth Strategies Fund	$9,074

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Growth Strategies Fund	22,245

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. Any open loans, including accrued interest, at period end are presented as Notes payable to affiliates in the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Growth Strategies Fund	Borrower	14,739,477	3.88%	136,693

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Growth Strategies Fund	72,363,571	78,112,938	(261,591)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Growth Strategies Fund	2,584
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Growth Strategies Fund	10,255	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Growth Strategies Fund	118,416,203
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2026	Year ended November 30, 2025
Fidelity Growth Strategies Fund
Distributions to shareholders
Class A	$1,744,129	$35,301
Class M	191,509	21,538
Class C	233,670	15,039
Growth Strategies	338,443,028	245,799,143
Class K	12,435,803	11,426,526
Class I	1,528,090	14,393
Class Z	2,995,328	828,360
Total	$357,571,557	$258,140,300
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2026	Year ended November 30, 2025	Six months ended May 31, 2026	Year ended November 30, 2025
Fidelity Growth Strategies Fund
Class A
Shares sold	77,493	273,786	$5,489,149	$19,943,498
Reinvestment of distributions	25,084	514	1,744,081	35,301
Shares redeemed	(60,305)	(34,763)	(4,301,195)	(2,422,933)
Net increase (decrease)	42,272	239,537	$2,932,035	$17,555,866
Class M
Shares sold	11,538	30,064	$834,555	$2,141,056
Reinvestment of distributions	2,657	308	184,610	21,175
Shares redeemed	(6,597)	(5,772)	(467,819)	(405,863)
Net increase (decrease)	7,598	24,600	$551,346	$1,756,368
Class C
Shares sold	27,737	29,603	$1,971,043	$2,185,299
Reinvestment of distributions	3,387	219	233,670	15,039
Shares redeemed	(4,248)	(5,463)	(289,917)	(411,920)
Net increase (decrease)	26,876	24,359	$1,914,796	$1,788,418
Growth Strategies
Shares sold	3,529,263	15,291,098	$251,453,265	$1,112,219,004
Reinvestment of distributions	4,461,845	3,329,324	312,195,326	228,891,034
Shares redeemed	(5,909,409)	(13,839,924)	(420,058,848)	(998,919,415)
Net increase (decrease)	2,081,699	4,780,498	$143,589,743	$342,190,623
Class K
Shares sold	369,047	953,573	$26,046,115	$70,213,949
Reinvestment of distributions	174,709	163,798	12,435,803	11,426,526
Shares redeemed	(663,940)	(1,038,968)	(49,942,593)	(72,536,509)
Net increase (decrease)	(120,184)	78,403	$(11,460,675)	$9,103,966
Class I
Shares sold	277,465	212,906	$19,730,800	$16,325,799
Reinvestment of distributions	21,877	209	1,521,798	14,393
Shares redeemed	(120,755)	(10,252)	(8,245,777)	(762,664)
Net increase (decrease)	178,587	202,863	$13,006,821	$15,577,528
Class Z
Shares sold	260,218	336,604	$17,852,874	$24,384,819
Reinvestment of distributions	37,629	11,187	2,629,544	769,358
Shares redeemed	(104,173)	(60,802)	(7,267,976)	(4,417,385)
Net increase (decrease)	193,674	286,989	$13,214,442	$20,736,792
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Growth Strategies Fund
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.704532.128
FEG-SANN-0726
Fidelity® Growth Company K6 Fund

Semi-Annual Report
May 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Growth Company K6 Fund
Consolidated Schedule of Investments May 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.0%
	Shares	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vista Energy SAB de CV ADR (b)	33,499	2,485,626
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
AgomAb Therapeutics NV (f)	397,360	4,470,299
AgomAb Therapeutics NV ADR (e)	141,356	1,590,255
UCB SA	89,345	26,230,163

TOTAL BELGIUM		32,290,717
CANADA - 0.4%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose Holdings Inc Subordinate Voting Shares (b)	338,722	3,478,986
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp (United States)	207,927	23,433,373
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (United States) (b)	15,620	6,019,792
IT Services - 0.1%
Shopify Inc Class A (b)	214,504	25,580,534
Software - 0.0%
Taalas Inc warrants (b)(c)(d)	508,939	809,212
TOTAL INFORMATION TECHNOLOGY		32,409,538
Materials - 0.2%
Metals & Mining - 0.2%
Agnico Eagle Mines Ltd/CA (United States)	56,158	10,285,338
Barrick Mining Corp	399,469	17,066,496
Franco-Nevada Corp (United States)	47,159	10,879,581
Kinross Gold Corp (United States)	136,098	4,107,437
Novagold Resources Inc (United States) (b)	1,049,874	8,997,420
TOTAL MATERIALS		51,336,272
TOTAL CANADA		110,658,169
CHINA - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
BYD Co Ltd H Shares	644,700	7,504,744
Hotels, Restaurants & Leisure - 0.1%
Atour Lifestyle Holdings Ltd ADR	404,146	13,878,374
Luckin Coffee Inc ADR (b)	488,478	15,709,452
		29,587,826
TOTAL CONSUMER DISCRETIONARY		37,092,570
Health Care - 0.0%
Biotechnology - 0.0%
Zai Lab Ltd ADR (b)(e)	131,934	2,333,912
TOTAL CHINA		39,426,482
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S (b)	16,224	3,635,960
Zealand Pharma A/S (b)	167,122	8,473,792
		12,109,752
Pharmaceuticals - 0.0%
Novo Nordisk A/S Class B ADR	1,097	50,001
TOTAL DENMARK		12,159,753
FINLAND - 0.5%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	142,028	5,053,356
Information Technology - 0.5%
Communications Equipment - 0.5%
Nokia Oyj ADR	9,529,837	141,422,781
TOTAL FINLAND		146,476,137
FRANCE - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Abivax SA ADR (b)	35,678	4,731,973
Health Care Technology - 0.0%
DNA Script SAS (b)(c)(d)	115	1,234
DNA Script SAS seed shares (b)(c)(d)	439	4,721
		5,955
TOTAL FRANCE		4,737,928
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Adidas AG	19	3,670
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho (f)	9,282,542	17,908,535
Hotels, Restaurants & Leisure - 0.0%
MakeMyTrip Ltd (b)(e)	89,792	4,196,878
Specialty Retail - 0.0%
Lenskart Solutions Ltd (b)	51,182	282,199
TOTAL CONSUMER DISCRETIONARY		22,387,612
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd	368,492	5,124,215
Financials - 0.0%
Banks - 0.0%
HDFC Bank Ltd/Gandhinagar ADR	416,567	9,905,963
Financial Services - 0.0%
Jio Financial Services Ltd	620,946	1,561,678
TOTAL FINANCIALS		11,467,641
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Ltd (b)	486,000	2,313,884
TOTAL INDIA		41,293,352
IRELAND - 0.1%
Health Care - 0.1%
Biotechnology - 0.0%
Prothena Corp PLC (b)	423,990	4,316,218
Pharmaceuticals - 0.1%
GH Research PLC (b)(e)	591,750	14,196,083
TOTAL IRELAND		18,512,301
ISRAEL - 0.0%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (b)(e)	167,508	2,263,033
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(c)(d)	107,673	854,924
TOTAL ISRAEL		3,117,957
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	15,479	940,814
Information Technology - 0.0%
Software - 0.0%
Bending Spoons SpA Class C (c)(d)	16,400	1,123,635
TOTAL ITALY		2,064,449
JAPAN - 0.7%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Rakuten Group Inc (b)	125,598	587,751
Industrials - 0.1%
Machinery - 0.1%
Mitsubishi Heavy Industries Ltd	590,313	13,954,271
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Allegro MicroSystems Inc (b)	160,230	7,670,210
Kioxia Holdings Corp (b)	334,518	138,310,429
TOTAL INFORMATION TECHNOLOGY		145,980,639
TOTAL JAPAN		160,522,661
KOREA (SOUTH) - 0.1%
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	80,395	16,890,489
MEXICO - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
BBB Foods Inc Class A (b)	271,328	10,261,625
NETHERLANDS - 0.7%
Health Care - 0.7%
Biotechnology - 0.6%
Argenx SE ADR (b)	171,204	143,124,832
Pharmaceuticals - 0.1%
Pharvaris NV (b)	397,782	11,997,105
TOTAL HEALTH CARE		155,121,937
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASML Holding NV depository receipt	3,879	6,255,896
TOTAL NETHERLANDS		161,377,833
RUSSIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(c)(e)	3,500	0
SWITZERLAND - 0.3%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (b)	1,400,604	57,172,655
Health Care - 0.1%
Biotechnology - 0.1%
CRISPR Therapeutics AG (b)(e)	167,835	9,428,971
Idorsia Ltd (b)(e)	1,361,522	7,790,093
		17,219,064
Pharmaceuticals - 0.0%
Galderma Group AG	77,111	16,312,943
TOTAL HEALTH CARE		33,532,007
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
TE Connectivity PLC	3,077	656,663
TOTAL SWITZERLAND		91,361,325
TAIWAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Silicon Motion Technology Corp ADR	23,379	6,472,944
Taiwan Semiconductor Manufacturing Co Ltd ADR	146,058	61,117,970

TOTAL TAIWAN		67,590,914
UNITED KINGDOM - 0.1%
Consumer Staples - 0.1%
Personal Care Products - 0.0%
Unilever PLC ADR	4,249	239,856
Tobacco - 0.1%
British American Tobacco PLC ADR	286,741	17,717,726
TOTAL CONSUMER STAPLES		17,957,582
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	40,039	2,739,468
Financials - 0.0%
Financial Services - 0.0%
Revolut Group Holdings Ltd (b)(c)(d)	4,668	6,533,520
Health Care - 0.0%
Biotechnology - 0.0%
Immunocore Holdings PLC ADR (b)	329,128	9,508,508
TOTAL UNITED KINGDOM		36,739,078
UNITED STATES - 92.6%
Communication Services - 12.9%
Diversified Telecommunication Services - 0.1%
Comcast Corp Class A	47,490	1,181,076
Lumen Technologies Inc (b)	3,171,318	34,852,785
		36,033,861
Entertainment - 1.1%
Netflix Inc (b)	2,674,809	230,087,070
ROBLOX Corp Class A (b)	827,950	39,037,843
Roku Inc Class A (b)	100,799	13,122,014
Spotify Technology SA (b)	22,512	11,203,772
Walt Disney Co/The	189	19,246
		293,469,945
Interactive Media & Services - 11.5%
Alphabet Inc Class A	3,867,253	1,470,871,007
Alphabet Inc Class C	1,632,036	614,347,311
Epic Games Inc (b)(c)(d)	5,000	2,207,200
Meta Platforms Inc Class A	1,716,930	1,085,975,394
Reddit Inc Class B (b)	51,402	9,046,752
		3,182,447,664
Media - 0.0%
Trade Desk Inc (The) Class A (b)	8,755	188,758
Versant Media Group Inc Class A	1,900	81,966
		270,724
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	233,225	43,736,684
TOTAL COMMUNICATION SERVICES		3,555,958,878
Consumer Discretionary - 9.9%
Automobiles - 1.7%
Rad Power Bikes Inc (b)(c)(d)	171,416	2
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	280,502	3
Rivian Automotive Inc Class A (b)(e)	319,334	5,205,144
Tesla Inc (b)	1,055,376	459,922,307
		465,127,456
Broadline Retail - 5.3%
Amazon.com Inc (b)	5,233,198	1,416,312,707
Ollie's Bargain Outlet Holdings Inc (b)	640,873	52,314,463
		1,468,627,170
Hotels, Restaurants & Leisure - 0.8%
Airbnb Inc Class A (b)	69,468	9,260,779
Black Rock Coffee Bar Inc Class A	31,457	261,722
Booking Holdings Inc	310,607	52,004,931
Brinker International Inc (b)	208,266	29,652,913
Cava Group Inc (b)	83,864	6,512,878
Chipotle Mexican Grill Inc (b)	533,293	16,990,715
DoorDash Inc Class A (b)	73,157	11,653,179
Dutch Bros Inc Class A (b)	49,489	2,870,362
Expedia Group Inc Class A	2,073	468,063
Hyatt Hotels Corp Class A (e)	13,114	2,378,355
Marriott International Inc/MD Class A1	100,150	37,616,340
McDonald's Corp	10,685	2,983,252
Shake Shack Inc Class A (b)	25,540	1,642,477
Starbucks Corp	248,769	24,667,934
Viking Holdings Ltd (b)	67,613	6,227,833
Wingstop Inc	17,638	2,768,460
Yum! Brands Inc	47,978	7,098,345
		215,058,538
Household Durables - 0.3%
DR Horton Inc	34,549	5,081,812
Garmin Ltd	128,318	30,016,147
SharkNinja Inc (b)	285,303	34,775,583
Somnigroup International Inc	207,125	14,666,521
Toll Brothers Inc	9,297	1,288,006
		85,828,069
Specialty Retail - 1.5%
Carvana Co Class A (b)	299,447	21,859,631
Dick's Sporting Goods Inc	135,995	30,948,382
Fanatics Inc Class A (b)(c)(d)	204,775	18,450,228
Five Below Inc (b)	17,001	3,865,347
Floor & Decor Holdings Inc Class A (b)	50,961	2,619,395
Home Depot Inc/The	274,395	87,021,630
Lowe's Cos Inc	95,499	20,471,166
Revolve Group Inc Class A (b)	642,965	12,602,114
RH (b)	17,913	2,659,901
Ross Stores Inc	95,181	22,056,293
TJX Cos Inc/The	724,749	112,154,909
Wayfair Inc Class A (b)	1,268,939	91,693,532
		426,402,528
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp (b)	446,571	50,842,108
Lululemon Athletica Inc (b)	63,496	8,329,405
NIKE Inc Class B	245,003	11,326,489
VF Corp	246,578	4,236,210
		74,734,212
TOTAL CONSUMER DISCRETIONARY		2,735,777,973
Consumer Staples - 2.0%
Beverages - 0.7%
Celsius Holdings Inc (b)	91,496	3,044,072
Coca-Cola Co/The	1,585,699	125,286,078
Constellation Brands Inc Class A	4	555
Keurig Dr Pepper Inc	612,956	18,407,069
Monster Beverage Corp (b)	259,446	22,852,004
PepsiCo Inc	80,817	11,653,003
		181,242,781
Consumer Staples Distribution & Retail - 0.6%
Costco Wholesale Corp	102,598	98,116,519
Kroger Co/The	215,735	13,407,930
Maplebear Inc (b)	23,430	932,514
Sprouts Farmers Market Inc (b)	188,946	15,610,719
Target Corp	105,829	13,447,691
Walmart Inc	102,334	11,845,161
		153,360,534
Food Products - 0.1%
Archer-Daniels-Midland Co	92,364	7,368,800
Bunge Global SA	68,451	8,440,009
Hershey Co/The	28,737	5,575,840
McCormick & Co Inc/MD	32,487	1,538,909
Mondelez International Inc	113,271	6,928,787
		29,852,345
Household Products - 0.0%
Church & Dwight Co Inc	13,625	1,302,959
Clorox Co/The	7,549	679,560
Colgate-Palmolive Co	98,913	8,915,029
Procter & Gamble Co/The	82,576	11,854,611
		22,752,159
Personal Care Products - 0.0%
Kenvue Inc	229,565	3,966,883
SkinHealth Systems Inc (b)(d)(e)	330,143	255,464
		4,222,347
Tobacco - 0.6%
JUUL Labs Inc Class A (b)(c)(d)	4,278,644	8,814,007
Philip Morris International Inc	883,832	156,774,120
		165,588,127
TOTAL CONSUMER STAPLES		557,018,293
Energy - 0.3%
Energy Equipment & Services - 0.1%
Baker Hughes Co Class A	221,724	14,163,729
Halliburton Co	222,141	8,630,178
SLB Ltd	74,836	4,082,304
		26,876,211
Oil, Gas & Consumable Fuels - 0.2%
EOG Resources Inc	61,414	8,191,399
EQT Corp	247,363	13,587,650
Exxon Mobil Corp	25,594	3,717,784
Range Resources Corp	449,746	17,517,607
Valero Energy Corp	61,095	14,957,278
		57,971,718
TOTAL ENERGY		84,847,929
Financials - 2.5%
Banks - 0.3%
Bank of America Corp	623,350	32,164,860
JPMorgan Chase & Co	70,296	21,040,296
US Bancorp	102,957	5,647,191
Wells Fargo & Co	274,752	21,304,270
		80,156,617
Capital Markets - 0.6%
Blackrock Inc	26,234	27,463,850
Coinbase Global Inc Class A (b)	57,148	10,802,686
Goldman Sachs Group Inc/The	35,198	36,097,661
Lincoln International LLC	164,785	3,760,394
Morgan Stanley	31,310	6,512,480
Robinhood Markets Inc Class A (b)	790,366	74,531,514
		159,168,585
Consumer Finance - 0.0%
American Express Co	38,133	12,067,950
Financial Services - 1.6%
Block Inc Class A (b)	35,663	2,700,402
Mastercard Inc Class A	355,451	175,585,685
PayPal Holdings Inc	218,315	9,769,596
Stripe Global Holdings Inc (c)(d)	38,500	2,425,500
Toast Inc Class A (b)	356,753	9,286,281
Visa Inc Class A	722,590	235,824,473
		435,591,937
TOTAL FINANCIALS		686,985,089
Health Care - 9.5%
Biotechnology - 5.8%
AbbVie Inc	127,257	27,706,394
Absci Corp (b)(e)	2,262,172	15,269,661
Akouos Inc (b)(c)	338,256	50,738
Alnylam Pharmaceuticals Inc (b)	367,813	111,072,170
Amgen Inc	118,171	39,798,811
Antares Therapeutics Inc (b)(c)(d)	49,923	45,430
Apogee Therapeutics Inc (b)	544,057	44,688,842
ArriVent Biopharma Inc (b)	90,335	2,734,440
Arrowhead Pharmaceuticals Inc (b)	660,318	51,445,375
Beam Therapeutics Inc (b)(e)	980,134	32,275,813
BeOne Medicines Ltd ADR (b)	174,859	50,345,403
Biogen Inc (b)	45,536	8,925,056
Biohaven Ltd (b)	44,442	489,306
Biomea Fusion Inc (b)(e)	907,147	1,251,863
Biomea Fusion Inc warrants 12/20/2026 (b)	235,800	4,379
Boundless Bio Inc (b)	226,498	328,422
CAMP4 Therapeutics Corp (d)	125,157	549,439
CAMP4 Therapeutics Corp (b)	109,513	480,762
Candel Therapeutics Inc (b)	602,103	4,997,455
Caris Life Sciences Inc (b)	236,881	3,960,650
Cibus Inc Class A (b)(e)	974,876	1,403,821
Crescent Biopharma Inc (b)(d)	186,117	3,843,316
Crescent Biopharma Inc (b)	103,161	2,130,275
Cyclerion Therapeutics Inc (b)(e)	60,408	190,285
Damora Therapeutics Inc (b)	535,388	13,320,453
Denali Therapeutics Inc (b)	413,611	8,702,375
Dianthus Therapeutics Inc (b)	442,797	41,184,549
Disc Medicine Inc (b)	9,787	680,882
Dyne Therapeutics Inc (b)	794,272	15,353,278
Eikon Therapeutics Inc (b)	170,428	1,847,440
Foghorn Therapeutics Inc (b)	501,007	2,144,310
Generate Biomedicines Inc (f)	313,647	4,115,049
Generate Biomedicines Inc (e)	179,236	2,351,576
Hemab Therapeutics Holdings Inc	145,524	4,147,434
Ideaya Biosciences Inc (b)	1,240,259	36,550,433
Immuneering Corp (b)(e)	828,054	4,777,872
Immunome Inc (b)(e)	1,363,778	29,771,274
Immunovant Inc (b)(e)	1,402,578	46,705,847
Insmed Inc (b)	156,956	16,780,166
Ionis Pharmaceuticals Inc (b)	2,348,458	179,657,037
Jade Biosciences Inc (b)	299,767	6,307,098
Kailera Therapeutics Inc (b)	211,539	4,852,705
Krystal Biotech Inc (b)	224,516	69,382,179
Kymera Therapeutics Inc (b)	606,740	49,400,771
Moderna Inc (b)	1,723,232	81,319,318
Natera Inc (b)	9,726	2,172,497
Nurix Therapeutics Inc (b)	161,607	2,870,140
Nuvalent Inc Class A (b)	104,213	11,504,073
Odyssey Therapeutics Inc (f)	329,273	5,600,934
Odyssey Therapeutics Inc (b)	167,096	2,842,303
ORIC Pharmaceuticals Inc (b)(e)	230,342	1,946,390
Oruka Therapeutics Inc (b)(e)	356,248	20,851,195
Praxis Precision Medicines Inc (b)	30,331	10,614,940
Rallybio Corp (b)	56,522	817,308
Regeneron Pharmaceuticals Inc	26,960	16,574,469
Revolution Medicines Inc (b)	682,871	107,538,525
Roivant Sciences Ltd (b)	6,223,477	186,642,076
Sana Biotechnology Inc (b)(e)	3,106,086	10,250,084
Scholar Rock Holding Corp (b)	1,271,656	62,692,641
Sigilon Therapeutics Inc rights (b)(c)	8,716	77,311
Spyre Therapeutics Inc (b)	749,630	55,097,805
Summit Therapeutics Inc (b)(e)	778,918	13,662,222
Tango Therapeutics Inc (b)	618,956	13,604,653
Taysha Gene Therapies Inc (b)	1,098,103	6,445,865
Tectonic Therapeutic Inc (b)(e)	248,743	7,752,076
Tubulis GmbH escrow shares (c)(d)	2,200	7,612
Tubulis GmbH escrow shares (c)(d)	2,200	44
Tubulis GmbH rights (b)(c)(d)	24,200	795,366
Vaxcyte Inc (b)	194,424	9,993,394
Vera Therapeutics Inc Class A (b)	224,868	7,987,311
Vertex Pharmaceuticals Inc (b)	46,606	20,858,049
Viking Therapeutics Inc (b)	538	17,614
		1,602,557,049
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories	2,663	227,953
Blink Health LLC Class A1 (b)(c)(d)	85,627	3,223,857
Boston Scientific Corp (b)	75,098	3,627,984
Ceribell Inc (b)	67,985	1,254,323
Dexcom Inc (b)	85,713	6,320,477
GE HealthCare Technologies Inc	3,071	191,446
Globus Medical Inc Class A (b)	66,881	5,476,216
Intuitive Surgical Inc (b)	130,304	55,332,291
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(c)(d)	3,611	39,540
Medline Inc Class A	294,887	10,781,069
Novocure Ltd (b)	1,734,484	29,555,607
Saluda Medical Inc (d)(f)	94,929	245,629
Saluda Medical Inc depository receipt	562,869	145,642
		116,422,034
Health Care Providers & Services - 0.3%
Alignment Healthcare Inc (b)	323,138	4,950,474
Blue Marlin Therapeutics, Inc. (c)(d)	243	15,188
Cardinal Health Inc	41,852	8,236,474
Conformal Medical Inc (c)(d)	341,860	3,419
Conformal Medical Inc escrow shares (c)(d)	341,860	6,837
Conformal Medical Inc escrow shares (c)(d)	341,860	2
CVS Health Corp	73,836	6,717,599
Guardant Health Inc (b)	34,237	4,440,197
HCA Healthcare Inc	37,164	14,068,061
Hims & Hers Health Inc Class A (b)(e)	104,674	2,737,225
McKesson Corp	26,816	19,909,271
Omada Health Inc (b)(e)	247,797	4,452,912
Scorpion Therapeutics Inc (b)(c)(d)	792,406	8
Scorpion Therapeutics Inc rights (b)(c)(d)	792,406	657,697
UnitedHealth Group Inc	17,466	6,642,494
		72,837,858
Health Care Technology - 0.0%
HeartFlow Inc (b)	147,014	4,554,494
Prognomiq Inc (b)(c)(d)	30,664	5,212
Wugen Inc warrants 8/22/2035 (b)(c)(d)	91,361	155,314
		4,715,020
Life Sciences Tools & Services - 0.0%
10X Genomics Inc Class A (b)	42,149	1,193,027
Danaher Corp	61,775	11,284,439
Repligen Corp (b)	5,812	720,397
Thermo Fisher Scientific Inc	31,878	15,700,235
		28,898,098
Pharmaceuticals - 3.0%
Adimab LLC (b)(c)(d)(g)	196,899	2,150,137
Adimab LLC (b)(c)(d)(g)	196,899	880,139
Amylyx Pharmaceuticals Inc (b)	96,788	1,388,908
Atea Pharmaceuticals Inc (b)	1,217,814	5,687,191
Avalyn Pharma Inc	74,257	2,137,116
Bristol-Myers Squibb Co	108,637	6,211,864
Crinetics Pharmaceuticals Inc (b)	162,822	5,788,322
Eli Lilly & Co	556,525	614,960,125
Harmony Biosciences Holdings Inc (b)	138,432	4,373,067
LENZ Therapeutics Inc (b)(e)	313,056	2,435,576
Lexicon Pharmaceuticals Inc (b)	4,902,006	10,686,373
Maze Therapeutics Inc (b)(e)	27,300	722,358
Nektar Therapeutics (b)	492,779	31,971,502
Nuvation Bio Inc Class A (b)(e)	4,910,563	23,472,491
Ocular Therapeutix Inc (b)	2,688,679	24,224,998
Optinose Inc (b)(c)	120,082	1
Optinose Inc warrants 11/23/2027 (b)(c)	231,338	2
Pfizer Inc	21,419	560,749
Pfizer Inc rights (b)(c)	1,110,156	5,983,741
Rapport Therapeutics Inc (b)(e)	687,115	27,141,043
Roche Holding AG	9,931	4,189,710
Roche Holding AG rights (b)(c)	1,208,256	2,017,788
Seaport Therapeutics Inc (b)(e)	62,296	1,133,164
Sienna Biopharmaceuticals Inc (b)(c)	371,146	3
Skyhawk Therapeutics Inc (b)(c)(d)	132,932	7,064,007
Skyhawk Therapeutics Inc rights 5/23/2028 (b)(c)(d)	31,376	0
Structure Therapeutics Inc ADR (b)	65,052	2,559,146
Tarsus Pharmaceuticals Inc (b)	62,245	3,697,353
Trevi Therapeutics Inc (b)	261,286	3,694,584
VeraDermics Inc (e)	209,991	21,190,192
WaVe Life Sciences Ltd (b)	470,189	3,093,844
		819,415,494
TOTAL HEALTH CARE		2,644,845,553
Industrials - 4.4%
Aerospace & Defense - 2.3%
Anduril Industries Inc Class B (c)(d)	2,199	151,621
Anduril Industries Inc Class C (c)(d)	1	68
Arxis Inc Class A	68,775	3,090,061
Beta Technologies Inc Class A (b)(e)	707,226	12,970,525
Boeing Co (b)	163,113	37,703,570
GE Aerospace	295,205	95,575,571
Hawkeye 360 Inc	45,551	1,503,639
Lockheed Martin Corp	9,035	4,792,616
Space Exploration Technologies Corp (b)(d)	3,532,495	476,886,825
		632,674,496
Air Freight & Logistics - 0.0%
FedEx Corp	14,432	5,942,375
United Parcel Service Inc Class B	84,090	8,971,562
		14,913,937
Building Products - 0.1%
Madison Air Solutions Corp Class A	447,840	19,467,605
Trane Technologies PLC	5,183	2,339,088
		21,806,693
Construction & Engineering - 0.2%
Comfort Systems USA Inc	13,600	24,863,656
Fluor Corp (b)	46,584	2,131,684
Quanta Services Inc	32,697	23,271,436
		50,266,776
Electrical Equipment - 0.5%
Bloom Energy Corp Class A (b)	11,372	3,241,020
Eaton Corp PLC	34,182	13,693,309
Emerson Electric Co	34,572	4,972,145
GE Vernova Inc	93,832	90,859,402
Vertiv Holdings Co Class A	103,483	32,670,618
		145,436,494
Ground Transportation - 0.2%
Old Dominion Freight Line Inc	51,619	11,622,018
Uber Technologies Inc (b)	669,032	47,099,853
Union Pacific Corp	27,242	7,154,839
		65,876,710
Industrial Conglomerates - 0.1%
3M Co	40,650	6,224,734
Honeywell International Inc	71,058	16,901,856
		23,126,590
Machinery - 0.3%
Caterpillar Inc	65,626	57,479,845
Deere & Co	23,459	12,719,001
Illinois Tool Works Inc	42,226	10,441,645
		80,640,491
Passenger Airlines - 0.7%
Alaska Air Group Inc (b)	54,605	2,512,922
Delta Air Lines Inc	657,952	54,267,881
JetBlue Airways Corp (b)(e)	690,870	3,779,059
Southwest Airlines Co	836,526	35,928,792
United Airlines Holdings Inc (b)	809,434	92,923,023
		189,411,677
Trading Companies & Distributors - 0.0%
EquipmentShare.com Inc Class A (b)	66,402	1,383,817
TOTAL INDUSTRIALS		1,225,537,681
Information Technology - 50.7%
Communications Equipment - 4.2%
Arista Networks Inc (b)	253,780	40,470,297
Ciena Corp (b)	1,774,762	1,029,770,155
Lumentum Holdings Inc (b)	116,308	99,438,688
		1,169,679,140
Electronic Equipment, Instruments & Components - 0.7%
Coherent Corp (b)	88,528	32,000,216
Corning Inc	828,090	150,016,784
Flex Ltd (b)	4,900	738,822
		182,755,822
IT Services - 0.8%
Akamai Technologies Inc (b)	157,331	23,527,278
Cloudflare Inc Class A (b)	625,844	151,341,596
CoreWeave Inc Class A (b)	9,270	1,015,343
Fastly Inc Class A (b)	444,925	7,904,093
IBM Corporation	39,789	11,849,164
Kyndryl Holdings Inc (b)	120,878	1,507,349
MongoDB Inc Class A (b)	11,205	3,759,838
Snowflake Inc (b)	59,459	15,194,747
		216,099,408
Semiconductors & Semiconductor Equipment - 24.0%
Advanced Micro Devices Inc (b)	396,702	204,737,902
Applied Materials Inc	81,193	36,541,722
ARM Holdings PLC ADR (b)	17,986	6,354,274
Astera Labs Inc (b)	582,450	199,692,983
Broadcom Inc	2,379,022	1,062,875,659
Cerebras Systems Inc Class A (b)	32,269	7,647,430
Cerebras Systems Inc Class B (f)	763,800	181,012,962
Cirrus Logic Inc (b)	8,163	1,387,302
Enphase Energy Inc (b)	29,900	2,043,964
First Solar Inc (b)	45,353	13,913,847
GlobalFoundries Inc (b)	219,788	17,576,446
Impinj Inc (b)	283,058	42,741,758
Intel Corp (b)	678,205	77,776,549
KLA Corp	49,920	95,931,763
Lam Research Corp	185,051	58,879,527
Marvell Technology Inc	760,099	155,820,295
Micron Technology Inc	5,087	4,939,477
Monolithic Power Systems Inc	20,366	31,897,433
NVIDIA Corp	19,602,061	4,138,779,160
ON Semiconductor Corp (b)	261,987	31,600,872
QUALCOMM Inc	123,311	30,953,527
SiTime Corp (b)	262,014	186,082,343
Teradyne Inc	145,956	54,632,790
Texas Instruments Inc	58,737	17,954,726
		6,661,774,711
Software - 8.9%
Adobe Inc (b)	42,443	11,001,650
AppLovin Corp Class A (b)	403,261	247,235,287
Asapp Inc warrants 8/28/2028 (b)(c)(d)	351,555	101,951
Atlassian Corp Class A (b)	14,163	1,524,080
Autodesk Inc (b)	52,049	12,039,454
Canva Inc Class A (b)(c)(d)	3,905	4,962,747
Celestial AI Inc (c)(d)	414,165	12,425
Celestial AI Inc (Milestone 1) rights (b)(c)(d)	414,165	1,582,110
Celestial AI Inc (Milestone 2) rights (b)(c)(d)	414,165	890,455
Celestial AI Inc (Milestone 3) rights (b)(c)(d)	414,165	190,516
Celestial AI Inc escrow shares (c)(d)	414,165	4
Circle Internet Group Inc Class A (b)	150,660	17,024,580
Crowdstrike Holdings Inc Class A (b)	132,469	96,834,839
Datadog Inc Class A (b)	127,044	31,424,333
Elastic NV (b)	6,400	414,080
Figma Inc Class A	127,703	3,256,427
HubSpot Inc (b)	22,681	5,004,109
Intuit Inc	33,113	10,977,953
Microsoft Corp	2,825,255	1,272,042,812
Nutanix Inc Class A (b)	3,776,921	196,664,276
OpenAI Group Pbc Class A (c)(d)	5,300	3,644,757
Oracle Corp	1,574,622	355,518,156
Palantir Technologies Inc Class A (b)	312,561	48,928,299
Palo Alto Networks Inc (b)	30,483	8,586,756
Rubrik Inc Class A (b)	348,779	27,424,493
Salesforce Inc	28,184	5,385,962
ServiceNow Inc (b)	369,389	45,940,910
Workday Inc Class A (b)	39,058	5,709,889
Zoom Communications Inc Class A (b)	494,664	50,252,916
Zscaler Inc (b)	8,432	1,178,203
		2,465,754,429
Technology Hardware, Storage & Peripherals - 12.1%
Apple Inc	5,903,097	1,842,120,450
Everpure Inc Class A (b)	4,708,823	374,398,517
Sandisk Corp/DE (b)	624,489	1,058,496,365
Western Digital Corp	148,084	78,663,701
		3,353,679,033
TOTAL INFORMATION TECHNOLOGY		14,049,742,543
Materials - 0.3%
Chemicals - 0.1%
Corteva Inc	87,157	6,822,650
Dow Inc	115,471	3,897,146
Farmers Business Network Inc (b)(c)(d)	9,829	3,637
Farmers Business Network Inc warrants 9/27/2033 (b)(c)(d)	993,920	586,413
Mosaic Co/The	160,461	3,835,018
Solstice Advanced Materials Inc	14,593	1,229,168
		16,374,032
Construction Materials - 0.0%
James Hardie Industries PLC (b)	122,483	2,851,404
Containers & Packaging - 0.0%
Avery Dennison Corp	22,367	3,557,919
Smurfit Westrock PLC	13,061	537,460
		4,095,379
Metals & Mining - 0.2%
Freeport-McMoRan Inc	1,033,868	67,935,466
TOTAL MATERIALS		91,256,281
Real Estate - 0.1%
Health Care REITs - 0.0%
Welltower Inc	57,092	11,722,700
Real Estate Management & Development - 0.0%
CBRE Group Inc Class A (b)	48,349	6,045,559
Specialized REITs - 0.1%
American Tower Corp	67,272	12,577,173
Equinix Inc	5,292	5,652,068
		18,229,241
TOTAL REAL ESTATE		35,997,500
TOTAL UNITED STATES		25,667,967,720
TOTAL COMMON STOCKS (Cost $10,643,032,160)		26,625,938,186

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc 4% 5/22/2027 (d)	310,600	501,308
Neutron Holdings Inc 4% 6/12/2027 (d)	82,200	132,671
Neutron Holdings Inc 8% 10/29/2026 (d)(j)	2,527,957	3,167,530
TOTAL CONSUMER DISCRETIONARY		3,801,509
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc 15% 12/31/2026 (c)(d)	1,579,300	1,610,886
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium Inc/US 10% 12/31/2026 (c)(d)	922,030	987,678
Health Care Technology - 0.0%
Wugen Inc 0% 12/31/2199 (c)(d)(h)	515,072	535,675
Pharmaceuticals - 0.0%
Galvanize Therapeutics 10% 2/28/2027 (c)(d)	341,198	465,668
Kartos Therapeutics Inc 3.6% (c)(d)(i)	46,994	48,582
Kartos Therapeutics Inc 3.6% 3/4/2027 (c)(d)	187,894	194,282
		708,532
TOTAL HEALTH CARE		2,231,885
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (c)(d)	11,723	0
Software - 0.0%
Evozyne Inc 6% 9/13/2028 pay-in-kind (c)(d)	1,733,847	2,059,637
TOTAL INFORMATION TECHNOLOGY		2,059,637
Materials - 0.0%
Chemicals - 0.0%
Farmers Business Network Inc 15% 12/31/2199 (c)(d)	1,314,459	600,050
TOTAL UNITED STATES		10,303,967
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $9,781,367)		10,303,967

Convertible Preferred Stocks - 3.9%
	Shares	Value ($)
CANADA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Deep Genomics Inc Series C (b)(c)(d)	155,443	1,787,595
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (b)(c)(d)	30,000	2,428,200
TOTAL CANADA		4,215,795
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(c)(d)	49,039	15,572,825
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(c)(d)	17,815	3,641,177
FRANCE - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
DNA Script SAS Series B (b)(c)(d)	6	84
DNA Script SAS Series C (b)(c)(d)	2,549	391,921

TOTAL FRANCE		392,005
INDIA - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Valuedrive Technologies Pvt Ltd Series A (c)(d)	168	224,900
Valuedrive Technologies Pvt Ltd Series B (c)(d)	338	452,477
Valuedrive Technologies Pvt Ltd Series C (c)(d)	1	1,338
Valuedrive Technologies Pvt Ltd Series C1 (c)(d)	1	1,338
Valuedrive Technologies Pvt Ltd Series G (c)(d)	2,167,800	806,109
Valuedrive Technologies Pvt Ltd Series S2 (c)(d)	82	109,773

TOTAL INDIA		1,595,935
ISRAEL - 0.1%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
InSightec Ltd Series G (b)(c)(d)	2,718,923	1,876,057
Industrials - 0.1%
Electrical Equipment - 0.1%
Element Labs Inc Series A (b)(c)(d)	166,900	3,918,812
Element Labs Inc Series B (c)(d)	155,700	3,758,598
Element Labs Inc Series C (c)(d)	72,200	1,997,774
TOTAL INDUSTRIALS		9,675,184
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	122,201	1,548,287
Xsight Labs Ltd Series F (c)(d)	358,909	3,689,585
Xsight Labs Ltd Series G (c)(d)	31,200	522,911
TOTAL INFORMATION TECHNOLOGY		5,760,783
TOTAL ISRAEL		17,312,024
UNITED KINGDOM - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Quell Therapeutics Ltd Series B (b)(c)(d)	822,639	1,892,070
Information Technology - 0.0%
Software - 0.0%
Nscale Limited Series B (c)	318,000	6,484,020
TOTAL UNITED KINGDOM		8,376,090
UNITED STATES - 3.7%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(c)(d)	22,348	0
Rad Power Bikes Inc Series C (b)(c)(d)	87,936	0
Rad Power Bikes Inc Series D (b)(c)(d)	219,600	2
Waymo LLC Series A2 (b)(c)(d)	6,592	1,112,268
Waymo LLC Series C2 (b)(c)(d)	18,943	3,112,715
		4,224,985
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	14,000	311,920
Textiles, Apparel & Luxury Goods - 0.0%
Sail Biomedicines Series B (b)(c)(d)	81,282	1,515,909
TOTAL CONSUMER DISCRETIONARY		6,052,814
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	19,907	843,858
GoBrands Inc Series H (b)(c)(d)	20,720	1,129,654
		1,973,512
Food Products - 0.0%
AgBiome LLC Series D (b)(c)(d)	511,821	5,118
TOTAL CONSUMER STAPLES		1,978,630
Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(c)(d)	113,800	1,604,580
Paragon Biosciences Emalex Capital Inc Series C (b)(c)(d)	109,967	1,520,844
Paragon Biosciences Emalex Capital Inc Series D-3 (b)(c)(d)	60,730	839,896
Paragon Biosciences Emalex Capital Inc Series D1 (b)(c)(d)	211,815	2,929,401
Paragon Biosciences Emalex Capital Inc Series D2 (b)(c)(d)	15,557	215,153
Stripe Global Holdings Inc Series H (c)(d)	14,400	907,200
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	32,710	2,344,326
Tenstorrent Holdings Inc Series D1 (b)(c)(d)	81,867	6,191,602
Tenstorrent Holdings Inc Series D2 (b)(c)(d)	15,346	1,122,713
TOTAL FINANCIALS		17,675,715
Health Care - 0.6%
Biotechnology - 0.3%
Altos Labs Inc Series B (b)(c)(d)	124,464	3,114,089
Altos Labs Inc Series C (b)(c)(d)	52,694	1,318,404
Ankyra Therapeutics Series B (b)(c)(d)	329,325	1,814,581
Asimov Inc Series B (b)(c)(d)	19,920	493,418
Bright Peak Therapeutics Inc. Series B (b)(c)(d)	282,257	321,773
Bright Peak Therapeutics Inc. Series C (b)(c)(d)	1,110,268	988,139
Cardurion Pharmaceuticals Inc Series B (b)(c)(d)	449,156	2,479,341
Castle Creek Biosciences Inc Series C (b)(c)(d)	582	147,997
Castle Creek Biosciences Inc Series D1 (b)(c)(d)	4,476	1,000,162
Castle Creek Biosciences Inc Series D2 (b)(c)(d)	1,254	250,349
CELLANOME Inc Series B (b)(c)(d)	400,974	3,243,880
City Therapeutics Inc Series A (b)(c)(d)	298,887	3,876,564
City Therapeutics Inc Series B (c)(d)	29,200	426,904
Cleerly Inc Series C (b)(c)(d)	294,888	3,553,400
Element Biosciences Inc Series B (b)(c)(d)	125,057	879,151
Element Biosciences Inc Series C (b)(c)(d)	114,255	1,257,948
Element Biosciences Inc Series D (b)(c)(d)	92,374	682,643
Element Biosciences Inc Series D1 (b)(c)(d)	92,374	682,644
ElevateBio LLC Series C (b)(c)(d)	247,600	455,584
Genesis Therapeutics Inc Series D (b)(c)(d)	583,881	4,279,848
Kardigan Inc Series B (c)(d)	142,848	3,046,948
LifeMine Therapeutics Inc Series C (b)(c)(d)	1,759,782	2,569,282
National Resilience LLC Series B (b)(c)(d)	182,315	618,048
National Resilience LLC Series C (b)(c)(d)	74,748	473,902
Neurona Therapeutics Inc Series F (b)(c)(d)	1,010,300	2,960,179
Parabilis Medicines Inc Series D (b)(d)	272,597	6,617,510
Parabilis Medicines Inc Series E (b)(d)	202,540	3,660,242
Parabilis Medicines Inc Series F (d)	490,784	8,834,112
Serif Biomedicines, Inc (c)(d)	933,597	2,474,032
Sonoma Biotherapeutics Inc Series B (b)(c)(d)	587,934	917,177
Sonoma Biotherapeutics Inc Series B1 (b)(c)(d)	313,559	576,949
T-Knife Therapeutics Inc Series B (b)(c)(d)	241,456	166,605
Treeline Biosciences Series A (b)(c)(d)	283,817	2,395,415
Treeline Biosciences Series A1 (b)(c)(d)	151,334	1,307,526
Triveni Bio Inc Series B (b)(c)(d)	2,078,466	2,535,729
Triveni Bio Inc Series C (c)(d)	692,644	869,960
		71,290,435
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (b)(c)(d)	145,007	5,459,514
Blink Health LLC Series C1 (b)(c)(d)	56,458	2,125,644
Blink Health LLC Series D (b)(c)(d)	62,396	2,349,209
Kardium Inc/US Series D-6 (c)(d)	1,517,942	1,290,251
Kardium Inc/US Series D-6 (c)(d)	1,087,032	1,163,124
Kardium Inc/US Series D-7 (c)(d)	3,576,917	1,859,997
Kardium Inc/US Series D-7 (c)(d)	782,873	407,094
Kardium Inc/US Series D-7 (first closing) (c)(d)	162,879	84,697
Medical Microinstruments Inc/Italy Series C (b)(c)(d)	81,214	2,490,833
		17,230,363
Health Care Providers & Services - 0.0%
Freenome Holdings Inc Series C (b)(c)(d)	141,369	418,453
Freenome Holdings Inc Series D (b)(c)(d)	125,665	371,968
		790,421
Health Care Technology - 0.2%
Aledade Inc Series B1 (b)(c)(d)	26,096	836,638
Aledade Inc Series E1 (b)(c)(d)	21,357	684,705
Candid Therapeutics Series B (b)(c)(d)	1,469,416	5,451,533
Oura Inc Series D (c)(d)	325,076	18,753,634
Oura Inc Series E (c)(d)	570,150	32,891,954
Wugen Inc Series B (b)(c)(d)	121,894	188,936
Wugen Inc Series C (c)(d)	1,419,600	2,427,516
		61,234,916
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (b)(c)(d)	1,125,997	844,498
Galvanize Therapeutics Series C-1 (c)(d)	2,720,366	1,278,572
Kartos Therapeutics Inc Series C (b)(c)(d)	472,772	2,817,721
Kartos Therapeutics Inc Series D (b)(c)(d)	128,671	766,879
Mentari Therapeutics Inc Series A (c)(d)	593,950	1,372,024
Mirador Therapeutics Inc Series A (b)(c)(d)	957,764	3,438,373
Mirador Therapeutics Inc Series B (c)(d)	1,424,532	5,171,051
		15,689,118
TOTAL HEALTH CARE		166,235,253
Industrials - 2.0%
Aerospace & Defense - 2.0%
Anduril Industries Inc Series F (b)(c)(d)	111,962	7,719,780
Anduril Industries Inc Series G (b)(c)(d)	20,700	1,427,265
Space Exploration Technologies Corp Series G (b)(d)	7,729	52,170,750
Space Exploration Technologies Corp Series J (b)(d)	52,171	352,154,250
Space Exploration Technologies Corp Series N (b)(d)	19,900	134,325,000
		547,797,045
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (b)(c)(d)	74,075	4,167,460
Zipline International Inc Series H (c)(d)	88,900	5,001,514
		9,168,974
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (c)(d)	314,200	7,160,617
TOTAL INDUSTRIALS		564,126,636
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.2%
Enevate Corp Series E (b)(c)(d)	754,820	7
Menlo Microsystems Inc Series C (b)(c)(d)	993,699	546,535
Menlo Microsystems Inc Series C-1 (c)(d)	25,600	28,111
Vast Data Ltd Series A (b)(c)(d)	107,503	6,366,328
Vast Data Ltd Series A1 (b)(c)(d)	264,598	15,669,494
Vast Data Ltd Series A2 (b)(c)(d)	304,373	18,024,969
Vast Data Ltd Series B (b)(c)(d)	242,193	14,342,669
Vast Data Ltd Series C (b)(c)(d)	7,060	418,093
Vast Data Ltd Series E (b)(c)(d)	231,432	13,705,403
		69,101,609
Semiconductors & Semiconductor Equipment - 0.0%
Alif Semiconductor Series C (b)(c)(d)	43,034	1,425,716
Alif Semiconductor Series D (b)(c)(d)	76,900	2,666,892
Danger Devices Inc Series B (b)(c)(d)	1,177,500	1,083,300
Retym Inc Series C (b)(c)(d)	202,380	2,464,989
Retym Inc Series D (b)(c)(d)	50,206	638,620
SiMa Technologies Inc Series B (b)(c)(d)	299,482	2,198,198
SiMa Technologies Inc Series B1 (b)(c)(d)	167,848	1,391,460
		11,869,175
Software - 0.7%
Anthropic PBC Series D (b)(c)(d)	100,142	62,382,458
Anthropic PBC Series E (b)(c)(d)	14,200	8,363,942
Anthropic PBC Series F (c)(d)	19,800	11,662,398
Anthropic PBC Series H (c)(d)	3,800	2,238,238
Asapp Inc Series D (b)(c)(d)	612,736	667,882
Canva Inc Series A (b)(c)(d)	1,477	1,877,075
Canva Inc Series A2 (b)(c)(d)	268	340,593
Crusoe Energy Systems LLC Series D (b)(c)(d)	100,444	12,245,128
Crusoe Energy Systems LLC Series E (c)(d)	14,214	1,732,829
Databricks Inc Series G (b)(c)(d)	37,815	7,184,850
Databricks Inc Series H (b)(c)(d)	56,085	10,656,150
Databricks Inc Series I (b)(c)(d)	3,131	594,890
Databricks Inc Series J (b)(c)(d)	84,014	15,962,661
Databricks Inc Series K (c)(d)	6,300	1,197,000
Databricks Inc Series L (c)(d)	6,700	1,273,000
Density AI Inc (c)(d)	713,183	1,240,938
Evozyne Inc Series A (b)(c)(d)	78,000	1,272,180
Evozyne Inc Series B (b)(c)(d)	95,720	1,602,353
Lyte AI Inc Series B (b)(c)(d)	213,232	2,454,300
OpenAI Group Pbc Series A-3 (c)(d)	9,442	6,493,169
Physical Intelligence Inc Series B (c)(d)	12,400	5,749,136
Physical Intelligence Inc Series C (c)	1,303	655,253
Skyryse Inc Series B (b)(c)(d)	117,653	2,733,079
Skyryse Inc Series C (c)(d)	114,500	2,756,015
Skyryse Inc Series C-1 (c)(d)	18,658	434,358
		163,769,875
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(c)(d)	136,712	8,599,185
Lightmatter Inc Series C2 (b)(c)(d)	21,474	1,379,704
Lightmatter Inc Series D (b)(c)(d)	133,986	10,528,620
		20,507,509
TOTAL INFORMATION TECHNOLOGY		265,248,168
Materials - 0.0%
Chemicals - 0.0%
Farmers Business Network Inc Series G (b)(c)(d)	33,030	12,221
Manus Bio Inc Series One-5 (b)(c)(d)	121,101	403,266
Manus Bio Inc Series One-6 (b)(c)(d)	181,143	603,207
		1,018,694
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (b)(c)(d)	301,038	10,199,167
TOTAL MATERIALS		11,217,861
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (b)(c)(d)	20,469	933,386
Redwood Materials Series D (b)(c)(d)	7,960	362,976
Redwood Materials Series E (c)(d)	1,465	66,804
TOTAL UTILITIES		1,363,166
TOTAL UNITED STATES		1,033,898,243
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $392,862,955)		1,085,004,094

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc 0% (c)(d)(i)	2,520,461	2,514,412
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2199 (c)(d)	280,502	69,030
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (c)(d)(i)	44,206	1,547
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (c)(d)	509,074	849,013
SiMa Technologies Inc 7.5% 12/31/2027 (c)(d)	434,800	659,936
		1,508,949
TOTAL INFORMATION TECHNOLOGY		1,510,496
TOTAL UNITED STATES		1,579,526
TOTAL PREFERRED SECURITIES (Cost $3,789,043)		4,093,938

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	3.67	38,022,253	38,029,857
Fidelity Securities Lending Cash Central Fund (k)(l)	3.67	81,415,867	81,424,009
TOTAL MONEY MARKET FUNDS (Cost $119,453,866)			119,453,866

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $11,168,919,391)	27,844,794,051
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(95,017,006)
NET ASSETS - 100.0%	27,749,777,045

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,642,444,098 or 5.9% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $213,353,408 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i)	Security is perpetual in nature with no stated maturity date.
(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	1/19/2021	7,556,081

Adimab LLC	1/19/2021	2,545,164

AgBiome LLC Series D	9/3/2021	2,852,725

Akeana Series C	1/23/2024	1,452,179

Aledade Inc Series B1	5/7/2021	999,234

Aledade Inc Series E1	5/20/2022	1,063,886

Alif Semiconductor Series C	3/8/2022	873,527

Alif Semiconductor Series D	4/11/2025	2,077,615

Altos Labs Inc Series B	7/22/2022	2,383,287

Altos Labs Inc Series C	3/15/2024	1,318,530

Anduril Industries Inc Class B	6/16/2025	89,901

Anduril Industries Inc Class C	6/16/2025	40

Anduril Industries Inc Series F	8/7/2024	2,433,673

Anduril Industries Inc Series G	4/17/2025	846,274

Ankyra Therapeutics Series B	8/26/2021	1,854,693

Antares Therapeutics Inc	3/5/2025	142,633

Anthropic PBC Series D	5/31/2024	3,004,712

Anthropic PBC Series E	2/14/2025	796,428

Anthropic PBC Series F	8/18/2025	2,791,158

Anthropic PBC Series H	5/28/2026	2,238,236

Asapp Inc Series D	8/29/2023	2,366,080

Asapp Inc warrants 8/28/2028	8/29/2023	0

Asimov Inc Series B	10/29/2021	1,846,200

Bending Spoons SpA Class C	10/9/2025	1,446,968

Blink Health LLC Class A1	12/30/2020 - 6/17/2024	2,447,843

Blink Health LLC Series C	11/7/2019 - 7/14/2021	5,535,787

Blink Health LLC Series C1	7/15/2022 - 2/2/2024	2,193,318

Blink Health LLC Series D	6/17/2024 - 6/25/2024	2,620,632

Blue Marlin Therapeutics, Inc.	10/23/2025	28,201

Bolt Technology OU Series E	1/3/2022	4,628,275

Bright Peak Therapeutics Inc. Series B	5/14/2021	1,102,496

Bright Peak Therapeutics Inc. Series C	5/7/2024	1,258,489

Bytedance Ltd Series E1	11/18/2020	5,373,408

CAMP4 Therapeutics Corp	9/9/2025	191,490

Candid Therapeutics Series B	8/27/2024	1,763,299

Canva Inc Class A	3/18/2024 - 11/12/2025	5,382,217

Canva Inc Series A	9/22/2023	1,575,459

Canva Inc Series A2	9/22/2023	285,865

Cardurion Pharmaceuticals Inc Series B	7/10/2024	2,199,786

Castle Creek Biosciences Inc Series C	12/9/2019	239,697

Castle Creek Biosciences Inc Series D1	4/19/2022	962,474

Castle Creek Biosciences Inc Series D2	6/28/2021	215,100

Celestial AI Inc	2/25/2025	10,647

Celestial AI Inc (Milestone 1) rights	2/25/2025	861,920

Celestial AI Inc (Milestone 2) rights	2/25/2025	662,284

Celestial AI Inc (Milestone 3) rights	2/25/2025	193,298

Celestial AI Inc escrow shares	2/25/2025	0

CELLANOME Inc Series B	1/8/2024	3,003,295

City Therapeutics Inc Series A	4/17/2024	2,997,688

City Therapeutics Inc Series B	5/20/2026	427,181

Cleerly Inc Series C	7/8/2022	3,473,958

Conformal Medical Inc	2/18/2026	3,419

Conformal Medical Inc escrow shares	2/18/2026	2

Conformal Medical Inc escrow shares	2/18/2026	6,837

Crescent Biopharma Inc	10/28/2024 - 12/4/2025	2,483,353

Crusoe Energy Systems LLC Series D	12/10/2024	2,930,137

Crusoe Energy Systems LLC Series E	10/8/2025	1,194,093

Danger Devices Inc Series B	3/5/2025	1,060,339

Databricks Inc Series G	2/1/2021	2,235,722

Databricks Inc Series H	8/31/2021	4,121,358

Databricks Inc Series I	9/14/2023	230,129

Databricks Inc Series J	12/17/2024	7,771,295

Databricks Inc Series K	9/8/2025	945,000

Databricks Inc Series L	12/18/2025	1,273,000

Deep Genomics Inc Series C	7/21/2021	2,254,110

Density AI Inc	12/5/2025	1,062,632

Diamond Foundry Inc Series C	3/15/2021	7,224,912

Discord Inc Series I	9/15/2021	770,874

DNA Script SAS	12/17/2021	92,085

DNA Script SAS seed shares	12/17/2021	351,527

DNA Script SAS Series B	12/17/2021	4,804

DNA Script SAS Series C	10/1/2021	2,217,248

Element Biosciences Inc Series B	12/13/2019	655,373

Element Biosciences Inc Series C	6/21/2021	2,348,706

Element Biosciences Inc Series D	6/28/2024	724,517

Element Biosciences Inc Series D1	6/28/2024	724,517

Element Labs Inc Series A	2/11/2025	615,627

Element Labs Inc Series B	6/27/2025	1,366,875

Element Labs Inc Series C	4/16/2026	2,002,987

ElevateBio LLC Series C	3/9/2021	1,038,681

Empower Semiconductor Inc Series D	6/27/2025	2,521,706

Enevate Corp 10% 5/12/2199	11/12/2024	11,723

Enevate Corp 6%	11/2/2023 - 10/31/2025	44,206

Enevate Corp Series E	1/29/2021	836,858

Epic Games Inc	7/13/2020 - 7/30/2020	2,875,000

Evozyne Inc 6% 9/13/2028 pay-in-kind	9/14/2023 - 3/31/2026	1,733,847

Evozyne Inc Series A	4/9/2021	1,752,660

Evozyne Inc Series B	9/14/2023	1,482,703

Fanatics Inc Class A	8/13/2020 - 10/24/2022	7,298,409

Farmers Business Network Inc	9/15/2021	610,949

Farmers Business Network Inc 15% 12/31/2199	9/29/2023 - 9/25/2025	1,314,459

Farmers Business Network Inc Series G	9/15/2021	2,053,072

Farmers Business Network Inc warrants 9/27/2033	9/29/2023	0

Freenome Holdings Inc Series C	8/14/2020	934,916

Freenome Holdings Inc Series D	11/22/2021	947,803

Galvanize Therapeutics 10% 2/28/2027	7/7/2025	435,949

Galvanize Therapeutics Series B	3/29/2022	1,949,422

Galvanize Therapeutics Series C-1	7/7/2025	1,145,307

Genesis Therapeutics Inc Series D	8/10/2023	2,982,231

GoBrands Inc Series G	3/2/2021	4,971,122

GoBrands Inc Series H	7/22/2021	8,049,526

InSightec Ltd Series G	6/17/2024	2,413,860

JUUL Labs Inc Class A	2/23/2024 - 11/4/2025	5,626,179

Kardigan Inc Series B	10/9/2025	3,051,959

Kardium Inc/US 10% 12/31/2026	5/31/2024 - 3/31/2026	1,035,373

Kardium Inc/US Series D-6	12/30/2020	1,104,251

Kardium Inc/US Series D-6	12/30/2020	1,541,987

Kardium Inc/US Series D-7	5/31/2024 - 6/30/2025	1,611,099

Kardium Inc/US Series D-7	8/6/2024	380,030

Kardium Inc/US Series D-7 (first closing)	8/6/2024	25,338

Kartos Therapeutics Inc 3.6%	5/29/2026	46,993

Kartos Therapeutics Inc 3.6% 3/4/2027	3/4/2026	187,894

Kartos Therapeutics Inc Series C	8/22/2023	2,672,580

Kartos Therapeutics Inc Series D	2/26/2025	727,377

LifeMine Therapeutics Inc Series C	2/15/2022	3,583,954

Lightmatter Inc Series C1	5/19/2023	2,249,842

Lightmatter Inc Series C2	12/18/2023	558,362

Lightmatter Inc Series D	10/11/2024	10,749,764

Lyte AI Inc Series B	8/13/2024	2,705,082

Manus Bio Inc Series One-5	11/13/2020	1,270,263

Manus Bio Inc Series One-6	3/30/2021	1,900,058

Medical Microinstruments Inc/Italy Series C	2/16/2024	2,707,163

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/2024	0

Menlo Microsystems Inc Series C	2/9/2022	1,317,148

Menlo Microsystems Inc Series C-1	4/17/2026	28,111

Mentari Therapeutics Inc Series A	9/18/2025	815,077

Mirador Therapeutics Inc Series A	3/19/2024	2,873,292

Mirador Therapeutics Inc Series B	7/31/2025	4,700,956

National Resilience LLC Series B	12/1/2020	2,490,423

National Resilience LLC Series C	6/28/2021	3,319,559

Neurona Therapeutics Inc Series F	3/28/2025	2,081,218

Neutron Holdings Inc 4% 5/22/2027	6/4/2020	310,600

Neutron Holdings Inc 4% 6/12/2027	6/12/2020	82,200

Neutron Holdings Inc 8% 10/29/2026	10/29/2021 - 4/27/2026	2,527,957

OpenAI Group Pbc Class A	9/3/2025	2,279,000

OpenAI Group Pbc Series A-3	8/4/2025	2,897,400

Oura Inc Series D	12/18/2024	8,351,202

Oura Inc Series E	9/24/2025	30,542,937

Parabilis Medicines Inc Series D	11/17/2022	2,933,989

Parabilis Medicines Inc Series E	2/29/2024	1,261,439

Parabilis Medicines Inc Series F	1/6/2026	3,025,389

Paragon Biosciences Emalex Capital Inc Series C	2/26/2021	1,176,647

Paragon Biosciences Emalex Capital Inc Series D-3	5/6/2025	839,896

Paragon Biosciences Emalex Capital Inc Series D1	10/21/2022 - 3/13/2025	2,293,956

Paragon Biosciences Emalex Capital Inc Series D2	5/18/2022	134,101

Physical Intelligence Inc Series B	10/24/2025	3,367,335

Prognomiq Inc	8/20/2020 - 2/16/2022	674,070

Quell Therapeutics Ltd Series B	11/24/2021	1,554,788

Rad Power Bikes Inc	1/21/2021	826,883

Rad Power Bikes Inc 8% 12/31/2199	10/6/2023	280,502

Rad Power Bikes Inc Series A	1/21/2021	107,803

Rad Power Bikes Inc Series C	1/21/2021	424,189

Rad Power Bikes Inc Series D	9/17/2021	2,104,603

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Redwood Materials Series C	5/28/2021	970,302

Redwood Materials Series D	6/2/2023	379,977

Redwood Materials Series E	10/20/2025	69,932

Retym Inc Series C	5/17/2023 - 6/20/2023	1,574,881

Retym Inc Series D	1/29/2025	531,531

Revolut Group Holdings Ltd	12/27/2024 - 1/28/2026	5,140,708

Sail Biomedicines Series B	8/13/2021	2,275,896

Saluda Medical Inc	1/20/2022 - 10/30/2025	5,125,538

Scorpion Therapeutics Inc	3/5/2025	0

Scorpion Therapeutics Inc rights	3/5/2025	435,823

Serif Biomedicines, Inc	3/31/2026	2,474,032

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 4/5/2026	509,074

SiMa Technologies Inc 7.5% 12/31/2027	7/18/2025	434,800

SiMa Technologies Inc Series B	5/10/2021	1,535,564

SiMa Technologies Inc Series B1	4/25/2022 - 10/17/2022	1,190,193

SkinHealth Systems Inc	12/8/2020	3,301,430

Skyhawk Therapeutics Inc	12/19/2019 - 5/21/2021	2,925,073

Skyhawk Therapeutics Inc rights 5/23/2028	12/19/2019	0

Skyryse Inc Series B	10/21/2021	2,903,673

Skyryse Inc Series C	9/16/2025 - 11/21/2025	3,094,271

Skyryse Inc Series C-1	8/13/2024	378,171

Sonoma Biotherapeutics Inc Series B	7/26/2021	1,161,934

Sonoma Biotherapeutics Inc Series B1	7/26/2021	929,546

Space Exploration Technologies Corp	2/16/2021 - 12/19/2025	67,306,412

Space Exploration Technologies Corp Series G	9/7/2023	6,260,490

Space Exploration Technologies Corp Series J	9/7/2023	42,258,510

Space Exploration Technologies Corp Series N	8/4/2020	5,373,000

Stripe Global Holdings Inc	5/18/2021	1,544,943

Stripe Global Holdings Inc Series H	3/15/2021	577,800

T-Knife Therapeutics Inc Series B	6/30/2021	1,392,910

Taalas Inc 0%	12/23/2025	2,520,461

Taalas Inc Series B	2/19/2025	1,647,402

Taalas Inc warrants	12/23/2025	508,939

Tenstorrent Holdings Inc 15% 12/31/2026	2/25/2026	1,579,300

Tenstorrent Holdings Inc Series C1	4/23/2021	1,944,778

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	6,453,285

Tenstorrent Holdings Inc Series D2	7/17/2024	1,165,989

Treeline Biosciences Series A	7/30/2021 - 10/27/2022	2,221,578

Treeline Biosciences Series A1	10/27/2022	1,303,031

Triveni Bio Inc Series B	9/19/2024	2,174,907

Triveni Bio Inc Series C	5/28/2026	869,961

Tubulis GmbH escrow shares	5/21/2026	44

Tubulis GmbH escrow shares	5/21/2026	7,612

Tubulis GmbH rights	5/21/2026	795,850

Valuedrive Technologies Pvt Ltd Series A	2/12/2026	222,064

Valuedrive Technologies Pvt Ltd Series B	2/12/2026	446,771

Valuedrive Technologies Pvt Ltd Series C	2/12/2026	1,201

Valuedrive Technologies Pvt Ltd Series C1	2/12/2026	1,201

Valuedrive Technologies Pvt Ltd Series G	2/12/2026	904,357

Valuedrive Technologies Pvt Ltd Series S2	2/12/2026	98,514

Vast Data Ltd Series A	11/28/2023	1,182,533

Vast Data Ltd Series A1	11/28/2023	2,910,578

Vast Data Ltd Series A2	11/28/2023	3,348,103

Vast Data Ltd Series B	11/28/2023	2,664,123

Vast Data Ltd Series C	11/28/2023	77,660

Vast Data Ltd Series E	11/28/2023	5,091,504

Waymo LLC Series A2	5/8/2020	566,037

Waymo LLC Series C2	10/18/2024	1,481,367

Wugen Inc 0% 12/31/2199	6/14/2024	515,072

Wugen Inc Series B	7/9/2021	945,275

Wugen Inc Series C	8/22/2025 - 2/17/2026	2,516,795

Wugen Inc warrants 8/22/2035	8/22/2025	0

Xsight Labs Ltd Series D	2/16/2021	977,119

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	1,661,754

Xsight Labs Ltd Series G	5/7/2026	525,408

Xsight Labs Ltd warrants 7/24/2032	1/11/2024 - 12/30/2024	0

Zipline International Inc Series G	6/7/2024	3,107,172

Zipline International Inc Series H	12/3/2025	5,001,893

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
AgomAb Therapeutics NV	8/5/2026

Cerebras Systems Inc Class B	11/10/2026

Generate Biomedicines Inc	8/26/2026

Meesho	6/9/2026

Odyssey Therapeutics Inc	11/4/2026

Saluda Medical Inc	3/31/2027

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,377,073	809,810,938	778,153,694	690,765	(4,460)	-	38,029,857	38,022,253	0.1%
Fidelity Securities Lending Cash Central Fund	87,373,109	452,769,257	458,717,934	432,417	(423)	-	81,424,009	81,415,867	0.2%
Total	93,750,182	1,262,580,195	1,236,871,628	1,123,182	(4,883)	-	119,453,866

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	3,555,958,878	3,553,751,678	-	2,207,200
Consumer Discretionary	2,861,554,573	2,835,595,926	7,508,414	18,450,233
Consumer Staples	587,500,533	578,686,526	-	8,814,007
Energy	118,630,611	118,630,611	-	-
Financials	704,986,250	696,027,230	-	8,959,020
Health Care	2,913,042,616	2,873,539,946	16,317,322	23,185,348
Industrials	1,242,746,650	751,753,865	490,841,096	151,689
Information Technology	14,462,928,022	14,448,755,286	-	14,172,736
Materials	142,592,553	142,002,503	-	590,050
Real Estate	35,997,500	35,997,500	-	-

Convertible Corporate Bonds
Consumer Discretionary	3,801,509	-	3,801,509	-
Financials	1,610,886	-	-	1,610,886
Health Care	2,231,885	-	-	2,231,885
Information Technology	2,059,637	-	-	2,059,637
Materials	600,050	-	-	600,050

Convertible Preferred Stocks
Communication Services	15,572,825	-	-	15,572,825
Consumer Discretionary	7,648,749	-	-	7,648,749
Consumer Staples	1,978,630	-	-	1,978,630
Financials	17,675,715	-	-	17,675,715
Health Care	172,182,980	-	19,111,864	153,071,116
Industrials	573,801,820	-	538,650,000	35,151,820
Information Technology	283,562,348	-	-	283,562,348
Materials	11,217,861	-	-	11,217,861
Utilities	1,363,166	-	-	1,363,166

Preferred Securities
Consumer Discretionary	69,030	-	-	69,030
Information Technology	4,024,908	-	-	4,024,908

Money Market Funds	119,453,866	119,453,866	-	-
Total Investments in Securities:	27,844,794,051	26,154,194,937	1,076,230,205	614,368,909

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	604,396	-	-	604,396
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2026 ($)
Common Stocks	176,163,059	(91,435)	(3,778,305)	8,269,154	(13,351,098)	-	-	(90,681,092)	76,530,283	8,367,690
Convertible Preferred Stocks	667,675,325	7,340,618	89,750,171	60,307,577	(125,279,491)	-	-	(172,551,970)	527,242,230	170,795,404
Convertible Corporate Bonds	11,211,251	-	(400,653)	2,089,257	(300,636)	-	-	(6,096,761)	6,502,458	(400,653)
Preferred Securities	1,141,110	-	408,921	2,543,907	-	-	-	-	4,093,938	408,921

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of May 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $130,023,895) - See accompanying schedule:
Unaffiliated issuers (cost $11,049,465,525)	$27,725,340,185
Fidelity Central Funds (cost $119,453,866)	119,453,866

Total Investment in Securities (cost $11,168,919,391)		$27,844,794,051
Cash		553,945
Foreign currency held at value (cost $682)		692
Receivable for investments sold		27,251,543
Unrealized appreciation on unfunded commitments		604,396
Receivable for fund shares sold		23,562,247
Dividends receivable		7,779,079
Interest receivable		439,597
Distributions receivable from Fidelity Central Funds		215,412
Other receivables		565,804
Total assets		27,905,766,766
Liabilities
Payable for investments purchased	$32,080,487
Payable for fund shares redeemed	30,442,655
Accrued management fee	10,005,493
Other payables and accrued expenses	2,040,040
Collateral on securities loaned	81,421,046
Total liabilities		155,989,721
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$27,749,777,045
Net Assets consist of:
Paid in capital		$9,458,213,071
Total accumulated earnings (loss)		18,291,563,974
Net Assets		$27,749,777,045
Net Asset Value, offering price and redemption price per share ($27,749,777,045 ÷ 601,640,981 shares)		$46.12
Consolidated Statement of Operations
Six months ended May 31, 2026 (Unaudited)
Investment Income
Dividends		$42,194,152
Interest		388,149
Income from Fidelity Central Funds (including $432,417 from security lending)		1,123,182
Security lending		27,856
Total income		43,733,339
Expenses
Management fee	$53,772,915
Independent trustees' fees and expenses	30,795
Interest	1,516
Total expenses before reductions	53,805,226
Expense reductions	(6,051)
Total expenses after reductions		53,799,175
Net Investment income (loss)		(10,065,836)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $92,687)	1,133,868,882
Redemptions in-kind	550,775,623
Fidelity Central Funds	(4,883)
Foreign currency transactions	15,686
Futures contracts	1,122,623
Total net realized gain (loss)		1,685,777,931
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $825,024)	4,102,667,365
Unfunded commitments	604,396
Assets and liabilities in foreign currencies	(5,221)
Total change in net unrealized appreciation (depreciation)		4,103,266,540
Net gain (loss)		5,789,044,471
Net increase (decrease) in net assets resulting from operations		$5,778,978,635
Consolidated Statement of Changes in Net Assets

	Six months ended May 31, 2026 (Unaudited)	Year ended November 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(10,065,836)	$(4,855,520)
Net realized gain (loss)	1,685,777,931	1,442,677,654
Change in net unrealized appreciation (depreciation)	4,103,266,540	3,380,951,582
Net increase (decrease) in net assets resulting from operations	5,778,978,635	4,818,773,716
Distributions to shareholders	(893,341,432)	(462,495,103)

Share transactions
Proceeds from sales of shares	2,179,143,655	3,072,899,791
Reinvestment of distributions	890,895,514	461,317,514
Cost of shares redeemed	(3,128,882,195)	(6,234,099,701)

Net increase (decrease) in net assets resulting from share transactions	(58,843,026)	(2,699,882,396)
Total increase (decrease) in net assets	4,826,794,177	1,656,396,217

Net Assets
Beginning of period	22,922,982,868	21,266,586,651
End of period	$27,749,777,045	$22,922,982,868

Other Information
Shares
Sold	56,061,093	97,459,553
Issued in reinvestment of distributions	23,681,433	14,649,651
Redeemed	(80,868,504)	(197,311,100)
Net increase (decrease)	(1,125,978)	(85,201,896)

Consolidated Financial Highlights
Fidelity® Growth Company K6 Fund

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$38.03	$30.91	$21.13	$16.83	$24.27	$18.67
Income from Investment Operations
Net investment income (loss) A,B	(.02)	(.01)	.01	.02	.03	- C,D
Net realized and unrealized gain (loss)	9.58	7.81	9.79	4.31	(6.87)	5.78
Total from investment operations	9.56	7.80	9.80	4.33	(6.84)	5.78
Distributions from net investment income	-	(.01)	(.02)	(.03)	-	(.02)
Distributions from net realized gain	(1.47)	(.66)	-	-	(.60)	(.16)
Total distributions	(1.47)	(.68) E	(.02)	(.03)	(.60)	(.18)
Net asset value, end of period	$46.12	$38.03	$30.91	$21.13	$16.83	$24.27
Total Return F,G	26.01%	25.68%	46.43%	25.77%	(28.85)%	31.20%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.45% J	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45 % J	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions, if any	.45% J	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	(.08)% J	(.02)%	.03%	.10%	.15%	(.01)% D
Supplemental Data
Net assets, end of period (000 omitted)	$27,749,777	$22,922,983	$21,266,587	$16,151,336	$11,611,605	$14,970,335
Portfolio turnover rate K,L	18 % J	15%	22%	17%	23%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.07)%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended May 31, 2026

1. Organization.
Fidelity Growth Company K6 Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Consolidated Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$76,530,283	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	11.0	Increase
			Enterprise value/Revenue multiple (EV/R)	1.5 - 31.1 / 7.5	Increase
			Enterprise value/Net Income Multiple (EV/NI)	28.0	Increase
		Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Discount rate	3.7% - 20.0% / 6.5%	Decrease
			Term	0.0 - 8.8 / 4.0	Increase
			Probability rate	0.0% - 95.0% / 35.0%	Increase
			Exit multiple	2.0 - 4.5 / 2.7	Increase
		Market approach	Transaction price	$0.61 - $62.50 / $44.98	Increase
			Discount rate	10.0% - 80.0% / 78.9%	Decrease
			Premium rate	10.0% - 95.0% / 90.5%	Increase
		Black scholes	Discount rate	3.5% - 4.3% / 4.2%	Increase
			Term	1.0 - 5.0 / 3.2	Increase
			Volatility	60.0% - 110.0% / 65.2%	Increase
Convertible Corporate Bonds	$6,502,458	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.5 - 13.5 / 10.3	Increase
			Probability rate	0.0% - 50.0% / 20.0%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$0.65 - $100.00 / $22.87	Increase
			Discount rate	10.0%	Decrease
			Premium rate	15.0%	Increase
		Black scholes	Discount rate	3.7% - 4.2% / 4.0%	Increase
			Term	0.3 - 3.0 / 2.3	Increase
			Volatility	60.0% - 110.0% / 75.1%	Increase
Convertible Preferred Stocks	$527,242,230	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	10.5	Increase
			Enterprise value/Revenue multiple (EV/R)	1.4 - 54.1 / 18.7	Increase
			Enterprise value/Gross Profit multiple (EV/GP)	7.9 - 11.5 / 11.4	Increase
		Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Discount rate	3.8% - 5.6% / 4.8%	Decrease
			Probability rate	5.0% - 95.0% / 36.7%	Increase
		Market approach	Transaction price	$0.65 - $502.90 / $43.70	Increase
			Discount rate	5.0% - 90.0% / 12.6%	Decrease
			Premium rate	5.0% - 95.0% / 27.8%	Increase
			Discount due to lack of marketability (DLOM)	10.4% - 17.6% / 15.0%	Decrease
			Conversion ratio	1.5	Decrease
		Black scholes	Discount rate	0.0% - 4.3% / 4.1%	Increase
			Term	0.3 - 5.0 / 3.2	Increase
			Volatility	40.0% - 110.0% / 74.3%	Increase
Preferred Securities	$4,093,938	Recovery value	Recovery value	$0.00 - $3.30 / $3.23	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	17.6% - 46.9% / 26.7%	Decrease
			Probability rate	10.0% - 70.0% / 33.3%	Increase
		Black scholes	Discount rate	3.8%	Increase
			Term	0.6 - 1.0 / 0.8	Increase
			Volatility	55.0% - 80.0% / 70.6%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Consolidated Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), contingent interest, redemptions in-kind, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$17,262,272,404
Gross unrealized depreciation	(635,091,838)
Net unrealized appreciation (depreciation)	$16,627,180,566
Tax cost	$11,217,613,485

The Fund elected to defer to its next fiscal year approximately $1,668,378 of ordinary losses recognized during the period January 1, 2025 to November 30, 2025.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via reorganization, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable. The total amount of commitments outstanding at period end is presented in the table below.

	Investment to be Acquired	Shares	Commitment Amount ($)
Fidelity Growth Company K6 Fund	Freenome Holdings, Inc	124,847	1,248,470
Fidelity Growth Company K6 Fund	Korsana Biosciences, Inc	1,055,900	2,484,955
Fidelity Growth Company K6 Fund	Mentari Therapeutics, Inc	997,000	1,906,264

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Total Assets
Fidelity Growth Company K6 Fund	3,030,276.01

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Company K6 Fund	2,140,089,140	2,428,633,219

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Growth Company K6 Fund	20,671,119	(12)	550,775,635	550,775,623	792,066,885

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Growth Company K6 Fund	3,210,554	123,221,067

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Growth Company K6 Fund	28,283,564	-	556,546,302	556,546,302	928,592,735

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Growth Company K6 Fund	6,162,873	192,614,601
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Growth Company K6 Fund	$401,278

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Growth Company K6 Fund	35,276

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Growth Company K6 Fund	Borrower	7,014,500	3.89%	1,516

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Growth Company K6 Fund	203,175,279	184,717,535	69,764,594
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Consolidated Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Growth Company K6 Fund	49,211	3,001	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
Fidelity Growth Company K6 Fund	51,204,603
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $6,051.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Growth Company K6 Fund
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.9893923.106
GCF-K6-SANN-0726
Fidelity® Growth Company Fund

Semi-Annual Report
May 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Growth Company Fund
Consolidated Schedule of Investments May 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.5%
	Shares	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vista Energy SAB de CV ADR (b)	119,900	8,896,580
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
AgomAb Therapeutics NV (f)	958,312	10,781,008
AgomAb Therapeutics NV ADR (c)	507,877	5,713,616
UCB SA	329,129	96,626,640

TOTAL BELGIUM		113,121,264
CANADA - 0.4%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose Holdings Inc Subordinate Voting Shares (b)	1,245,388	12,791,276
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp (United States)	754,908	85,078,132
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (United States) (b)	43,608	16,806,087
IT Services - 0.1%
Shopify Inc Class A (b)	780,430	93,069,667
Software - 0.0%
Taalas Inc warrants (b)(d)(e)	1,768,822	2,812,427
TOTAL INFORMATION TECHNOLOGY		112,688,181
Materials - 0.2%
Metals & Mining - 0.2%
Agnico Eagle Mines Ltd/CA (United States)	190,457	34,882,200
Barrick Mining Corp	1,647,224	70,374,275
Franco-Nevada Corp (United States)	147,823	34,102,766
Kinross Gold Corp (United States)	765,720	23,109,429
Novagold Resources Inc (United States) (b)	4,127,300	35,370,961
TOTAL MATERIALS		197,839,631
TOTAL CANADA		408,397,220
CHINA - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
BYD Co Ltd H Shares	2,324,800	27,062,244
Hotels, Restaurants & Leisure - 0.1%
Atour Lifestyle Holdings Ltd ADR	1,490,033	51,167,733
Luckin Coffee Inc ADR (b)	1,747,301	56,193,200
		107,360,933
TOTAL CONSUMER DISCRETIONARY		134,423,177
Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (d)(e)	1,755,314	2,650,524
Health Care - 0.0%
Biotechnology - 0.0%
Zai Lab Ltd ADR (b)(c)	332,190	5,876,441
TOTAL CHINA		142,950,142
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S (b)	54,161	12,138,022
Zealand Pharma A/S (b)	561,396	28,465,149
		40,603,171
Pharmaceuticals - 0.0%
Novo Nordisk A/S Class B ADR	20,422	930,835
TOTAL DENMARK		41,534,006
FINLAND - 0.5%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	505,300	17,978,574
Information Technology - 0.5%
Communications Equipment - 0.5%
Nokia Oyj ADR (c)	35,023,366	519,746,751
TOTAL FINLAND		537,725,325
FRANCE - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Abivax SA ADR (b)	132,580	17,584,085
Health Care Technology - 0.0%
DNA Script SAS (b)(d)(e)	463	4,968
DNA Script SAS seed shares (b)(d)(e)	1,769	19,025
		23,993
TOTAL FRANCE		17,608,078
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Adidas AG	2,529	488,491
Birkenstock Holding Plc (b)	10,004	450,880
TOTAL CONSUMER DISCRETIONARY		939,371
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (b)	100,001	9,595,096
TOTAL GERMANY		10,534,467
INDIA - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Meesho (f)	33,305,674	64,255,659
Meesho	187,290	361,333
		64,616,992
Hotels, Restaurants & Leisure - 0.0%
Eternal Ltd (b)	9,483,800	25,012,637
MakeMyTrip Ltd (b)(c)	356,016	16,640,187
		41,652,824
Specialty Retail - 0.0%
Lenskart Solutions Ltd (b)	160,688	885,974
TOTAL CONSUMER DISCRETIONARY		107,155,790
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd	1,524,376	21,197,827
Financials - 0.0%
Banks - 0.0%
HDFC Bank Ltd/Gandhinagar ADR	1,693,525	40,272,025
Financial Services - 0.0%
Jio Financial Services Ltd	2,318,738	5,831,622
Pine Labs Ltd (b)(i)(j)	1,438,679	2,188,227
		8,019,849
TOTAL FINANCIALS		48,291,874
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Ltd (b)	2,269,100	10,803,362
TOTAL INDIA		187,448,853
IRELAND - 0.1%
Health Care - 0.1%
Biotechnology - 0.0%
Prothena Corp PLC (b)	2,294,229	23,355,251
Pharmaceuticals - 0.1%
GH Research PLC (b)	1,817,499	43,601,801
TOTAL IRELAND		66,957,052
ISRAEL - 0.0%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (b)(c)	737,738	9,966,840
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(d)(e)	391,041	3,104,866
TOTAL ISRAEL		13,071,706
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	54,266	3,298,287
Information Technology - 0.0%
Software - 0.0%
Bending Spoons SpA Class C (d)(e)	55,200	3,781,992
TOTAL ITALY		7,080,279
JAPAN - 0.7%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Rakuten Group Inc (b)	447,378	2,093,560
Industrials - 0.1%
Machinery - 0.1%
Mitsubishi Heavy Industries Ltd	1,992,204	47,093,246
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Allegro MicroSystems Inc (b)	560,886	26,849,613
Kioxia Holdings Corp (b)	1,197,851	495,265,679
TOTAL INFORMATION TECHNOLOGY		522,115,292
TOTAL JAPAN		571,302,098
KOREA (SOUTH) - 0.1%
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	332,445	69,844,627
MEXICO - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
BBB Foods Inc Class A (b)	971,121	36,727,796
NETHERLANDS - 0.7%
Health Care - 0.7%
Biotechnology - 0.6%
Argenx SE ADR (b)	609,066	509,173,086
Pharmaceuticals - 0.1%
Pharvaris NV (b)	1,374,890	41,466,682
TOTAL HEALTH CARE		550,639,768
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASML Holding NV depository receipt	15,732	25,371,940
TOTAL NETHERLANDS		576,011,708
POLAND - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Modivo SA (b)(c)	234,503	5,146,878
RUSSIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(c)(d)	100	0
SWITZERLAND - 0.3%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (b)	5,120,205	209,006,769
Health Care - 0.1%
Biotechnology - 0.1%
CRISPR Therapeutics AG (b)(c)	593,059	33,318,055
Idorsia Ltd (b)(c)	4,668,892	26,713,563
		60,031,618
Pharmaceuticals - 0.0%
Galderma Group AG	267,485	56,586,838
TOTAL HEALTH CARE		116,618,456
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
TE Connectivity PLC	11,506	2,455,495
TOTAL SWITZERLAND		328,080,720
TAIWAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Silicon Motion Technology Corp ADR	89,416	24,756,608
Taiwan Semiconductor Manufacturing Co Ltd ADR	515,384	215,662,435

TOTAL TAIWAN		240,419,043
UNITED KINGDOM - 0.1%
Consumer Staples - 0.1%
Personal Care Products - 0.0%
Unilever PLC ADR	22,000	1,241,900
Tobacco - 0.1%
British American Tobacco PLC ADR	972,300	60,078,417
TOTAL CONSUMER STAPLES		61,320,317
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	158,500	10,844,570
Financials - 0.0%
Financial Services - 0.0%
Revolut Group Holdings Ltd (b)(d)(e)	13,544	18,956,724
Health Care - 0.0%
Biotechnology - 0.0%
Immunocore Holdings PLC ADR (b)	1,117,492	32,284,344
TOTAL UNITED KINGDOM		123,405,955
UNITED STATES - 93.0%
Communication Services - 11.8%
Diversified Telecommunication Services - 0.1%
Comcast Corp Class A	296,190	7,366,245
Lumen Technologies Inc (b)	11,570,204	127,156,542
		134,522,787
Entertainment - 1.1%
Netflix Inc (b)	10,002,416	860,407,825
ROBLOX Corp Class A (b)	3,012,909	142,058,659
Roku Inc Class A (b)	364,481	47,448,137
Spotify Technology SA (b)	80,127	39,877,605
Walt Disney Co/The	18,524	1,886,299
		1,091,678,525
Interactive Media & Services - 10.4%
Alphabet Inc Class A	11,510,800	4,378,017,672
Alphabet Inc Class C	8,311,891	3,128,845,129
Epic Games Inc (b)(d)(e)	51,800	22,866,592
Meta Platforms Inc Class A	4,410,872	2,789,920,649
Reddit Inc Class B (b)	289,383	50,931,408
		10,370,581,450
Media - 0.0%
Trade Desk Inc (The) Class A (b)	10,979	236,707
Versant Media Group Inc Class A	11,847	511,080
		747,787
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	855,615	160,453,481
TOTAL COMMUNICATION SERVICES		11,757,984,030
Consumer Discretionary - 10.1%
Automobiles - 1.7%
Neutron Holdings Inc (b)(e)	4,601	57,513
Rad Power Bikes Inc (b)(d)(e)	1,182,568	12
Rad Power Bikes Inc warrants 10/6/2033 (b)(d)(e)	985,838	9
Rivian Automotive Inc Class A (b)(c)	1,278,248	20,835,442
Tesla Inc (b)	3,822,887	1,665,975,926
		1,686,868,902
Broadline Retail - 5.5%
Amazon.com Inc (b)	19,334,205	5,232,609,242
Ollie's Bargain Outlet Holdings Inc (b)	2,296,735	187,482,478
		5,420,091,720
Hotels, Restaurants & Leisure - 0.8%
Airbnb Inc Class A (b)	240,854	32,108,247
Black Rock Coffee Bar Inc Class A (c)	127,103	1,057,497
Booking Holdings Inc	1,181,725	197,856,217
Brinker International Inc (b)	766,106	109,078,172
Cava Group Inc (b)	294,369	22,860,697
Chipotle Mexican Grill Inc (b)	1,954,403	62,267,280
DoorDash Inc Class A (b)	243,612	38,804,955
Dutch Bros Inc Class A (b)	170,094	9,865,452
Expedia Group Inc Class A	17,799	4,018,836
Hyatt Hotels Corp Class A (c)	46,300	8,396,968
Marriott International Inc/MD Class A1	363,629	136,579,052
McDonald's Corp	37,664	10,515,789
Shake Shack Inc Class A (b)	71,032	4,568,068
Starbucks Corp	878,801	87,141,907
Viking Holdings Ltd (b)	246,994	22,750,617
Wingstop Inc	76,844	12,061,434
Yum! Brands Inc	168,700	24,959,165
		784,890,353
Household Durables - 0.3%
DR Horton Inc	121,522	17,874,671
Garmin Ltd	445,485	104,207,851
Lennar Corp Class A	25,624	2,300,522
SharkNinja Inc (b)	990,876	120,777,876
Somnigroup International Inc	736,737	52,168,347
Toll Brothers Inc	26,851	3,719,938
		301,049,205
Specialty Retail - 1.5%
Carvana Co Class A (b)	1,058,620	77,279,260
Dick's Sporting Goods Inc	509,211	115,881,147
Fanatics Inc Class A (b)(d)(e)	730,532	65,820,933
Five Below Inc (b)	59,800	13,596,128
Floor & Decor Holdings Inc Class A (b)	182,189	9,364,515
Home Depot Inc/The	1,044,646	331,299,032
Lowe's Cos Inc	366,383	78,537,860
Revolve Group Inc Class A (b)	1,989,760	38,999,296
RH (b)	67,791	10,066,286
Ross Stores Inc	348,754	80,816,764
TJX Cos Inc/The	2,610,845	404,028,264
Wayfair Inc Class A (b)	4,295,076	310,362,192
		1,536,051,677
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp (b)	1,656,184	188,556,549
Lululemon Athletica Inc (b)	260,641	34,190,886
NIKE Inc Class B	937,665	43,348,253
Tory Burch LLC Class A (b)(d)(e)(h)	950,844	31,092,599
Tory Burch LLC Class B (b)(d)(e)(h)	324,840	10,622,261
VF Corp	903,034	15,514,124
		323,324,672
TOTAL CONSUMER DISCRETIONARY		10,052,276,529
Consumer Staples - 2.1%
Beverages - 0.7%
Celsius Holdings Inc (b)	399,979	13,307,301
Coca-Cola Co/The	5,652,498	446,603,868
Constellation Brands Inc Class A	1,198	166,306
Keurig Dr Pepper Inc	2,180,510	65,480,715
Monster Beverage Corp (b)	925,648	81,531,076
PepsiCo Inc	310,878	44,825,499
		651,914,765
Consumer Staples Distribution & Retail - 0.6%
Costco Wholesale Corp	368,779	352,670,734
Kroger Co/The	840,775	52,254,166
Maplebear Inc (b)	134,818	5,365,756
Sprouts Farmers Market Inc (b)	725,670	59,954,856
Target Corp	415,948	52,854,512
Walmart Inc	432,623	50,076,112
		573,176,136
Food Products - 0.1%
Archer-Daniels-Midland Co	372,600	29,726,028
Bunge Global SA	314,149	38,734,572
Hershey Co/The	104,925	20,358,598
McCormick & Co Inc/MD	114,100	5,404,916
Mondelez International Inc	391,151	23,926,707
		118,150,821
Household Products - 0.1%
Church & Dwight Co Inc	125,401	11,992,098
Clorox Co/The	34,971	3,148,089
Colgate-Palmolive Co	366,239	33,009,121
Procter & Gamble Co/The	284,563	40,851,864
		89,001,172
Personal Care Products - 0.0%
Kenvue Inc	726,899	12,560,815
SkinHealth Systems Inc (b)(e)	2,438,817	1,887,156
SkinHealth Systems Inc Class A (b)(c)	3,375,377	2,611,867
		17,059,838
Tobacco - 0.6%
JUUL Labs Inc Class A (b)(d)(e)	11,552,032	23,797,186
Philip Morris International Inc	3,207,424	568,932,869
		592,730,055
TOTAL CONSUMER STAPLES		2,042,032,787
Energy - 0.3%
Energy Equipment & Services - 0.1%
Baker Hughes Co Class A	737,791	47,130,089
Halliburton Co	790,462	30,709,449
SLB Ltd	293,600	16,015,879
		93,855,417
Oil, Gas & Consumable Fuels - 0.2%
EOG Resources Inc	239,311	31,919,301
EQT Corp	879,109	48,289,457
Exxon Mobil Corp	93,600	13,596,336
Range Resources Corp	1,703,080	66,334,967
Valero Energy Corp	194,066	47,511,238
		207,651,299
TOTAL ENERGY		301,506,716
Financials - 2.6%
Banks - 0.3%
Bank of America Corp	2,294,821	118,412,764
JPMorgan Chase & Co	354,045	105,969,209
US Bancorp	328,143	17,998,643
Wells Fargo & Co	977,434	75,790,232
		318,170,848
Capital Markets - 0.6%
Blackrock Inc	97,384	101,949,362
Coinbase Global Inc Class A (b)	201,744	38,135,668
Goldman Sachs Group Inc/The	132,967	136,365,637
Lincoln International LLC	592,316	13,516,650
Morgan Stanley	111,200	23,129,600
Robinhood Markets Inc Class A (b)	2,946,165	277,823,360
		590,920,277
Consumer Finance - 0.0%
American Express Co	110,135	34,854,423
Financial Services - 1.7%
Apollo Global Management Inc	356,811	45,925,144
Block Inc Class A (b)	139,567	10,568,013
Mastercard Inc Class A	1,266,689	625,719,032
PayPal Holdings Inc	879,800	39,371,050
Stripe Global Holdings Inc (d)(e)	205,500	12,946,500
Toast Inc Class A (b)	1,332,456	34,683,830
Visa Inc Class A	2,747,005	896,512,553
		1,665,726,122
TOTAL FINANCIALS		2,609,671,670
Health Care - 9.6%
Biotechnology - 5.8%
AbbVie Inc	450,420	98,065,442
Absci Corp (b)(c)	7,213,546	48,691,436
Akouos Inc (b)(c)(d)	1,254,446	188,166
Alnylam Pharmaceuticals Inc (b)	1,338,874	404,313,171
Amgen Inc	416,999	140,441,093
Antares Therapeutics Inc (b)(d)(e)	159,408	145,060
Apogee Therapeutics Inc (b)	1,838,574	151,020,468
ArriVent Biopharma Inc (b)	324,040	9,808,691
Arrowhead Pharmaceuticals Inc (b)	2,366,971	184,410,711
aTyr Pharma Inc (b)(c)	4,166,832	2,260,506
Beam Therapeutics Inc (b)(c)	3,461,620	113,991,147
BeOne Medicines Ltd ADR (b)	624,896	179,920,056
Biogen Inc (b)	143,035	28,034,860
Biohaven Ltd (b)(c)	161,179	1,774,581
Biomea Fusion Inc (b)(c)	2,711,793	3,742,274
Biomea Fusion Inc warrants 12/20/2026 (b)	801,300	14,882
Boundless Bio Inc (b)	900,270	1,305,392
CAMP4 Therapeutics Corp (e)	422,196	1,853,440
CAMP4 Therapeutics Corp (b)	400,071	1,756,312
Candel Therapeutics Inc (b)	2,111,072	17,521,898
Caris Life Sciences Inc (b)	892,594	14,924,172
Cibus Inc Class A (b)	3,403,624	4,901,219
Crescent Biopharma Inc (b)(e)	646,839	13,357,226
Crescent Biopharma Inc (b)	292,679	6,043,821
Cyclerion Therapeutics Inc (b)(g)	218,257	687,510
Damora Therapeutics Inc (b)	1,828,909	45,503,256
Denali Therapeutics Inc (b)(c)	1,454,450	30,601,628
Deverra Therapeutics (b)(d)(e)	59,780	0
Dianthus Therapeutics Inc (b)	1,594,117	148,268,822
Disc Medicine Inc (b)	54,692	3,804,922
Dyne Therapeutics Inc (b)	2,865,505	55,390,212
Eikon Therapeutics Inc (b)	607,047	6,580,389
Foghorn Therapeutics Inc (b)	1,836,447	7,859,993
Generate Biomedicines Inc (f)	1,035,399	13,584,435
Generate Biomedicines Inc (c)	641,700	8,419,104
Hemab Therapeutics Holdings Inc	524,500	14,948,250
Ideaya Biosciences Inc (b)	4,237,561	124,880,923
Immuneering Corp (b)(c)	2,943,677	16,985,016
Immunome Inc (b)	4,740,888	103,493,585
Immunovant Inc (b)(c)	5,098,631	169,784,412
Insmed Inc (b)	566,421	60,556,069
Ionis Pharmaceuticals Inc (b)(g)	8,471,732	648,087,498
Jade Biosciences Inc (b)	1,009,957	21,249,495
Kailera Therapeutics Inc (b)	761,700	17,473,398
Krystal Biotech Inc (b)	789,325	243,925,105
Kymera Therapeutics Inc (b)	2,185,407	177,935,838
Moderna Inc (b)	6,207,897	292,950,659
Natera Inc (b)	29,900	6,678,763
Nurix Therapeutics Inc (b)	646,065	11,474,114
Nuvalent Inc Class A (b)	340,884	37,630,185
Odyssey Therapeutics Inc (b)	604,700	10,285,947
Odyssey Therapeutics Inc (f)	584,294	9,938,841
ORIC Pharmaceuticals Inc (b)(c)	718,374	6,070,260
Oruka Therapeutics Inc (b)(c)	1,221,046	71,467,822
Praxis Precision Medicines Inc (b)	107,513	37,626,325
Rallybio Corp (b)(c)	207,668	3,002,879
Regeneron Pharmaceuticals Inc	101,634	62,482,551
Revolution Medicines Inc (b)	2,475,942	389,911,346
Roivant Sciences Ltd (b)	22,532,465	675,748,625
Sana Biotechnology Inc (b)(c)	10,508,590	34,678,347
Scholar Rock Holding Corp (b)	4,515,375	222,607,988
Sigilon Therapeutics Inc rights (b)(d)	28,234	250,436
Spyre Therapeutics Inc (b)	2,576,969	189,407,222
Summit Therapeutics Inc (b)(c)	2,652,737	46,529,007
Tango Therapeutics Inc (b)	2,472,500	54,345,550
Taysha Gene Therapies Inc (b)(c)	4,176,103	24,513,725
Tectonic Therapeutic Inc (b)(c)	720,235	22,446,124
Tubulis GmbH escrow shares (d)(e)	7,200	24,912
Tubulis GmbH escrow shares (d)(e)	7,200	144
Tubulis GmbH rights (b)(d)(e)	79,200	2,603,016
Vaxcyte Inc (b)	657,933	33,817,756
Vera Therapeutics Inc Class A (b)	872,624	30,995,604
Vertex Pharmaceuticals Inc (b)	181,265	81,123,338
		5,707,117,370
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories	4,329	370,562
Blink Health LLC Class A1 (b)(d)(e)	250,304	9,423,946
Boston Scientific Corp (b)	239,394	11,565,124
Ceribell Inc (b)	247,845	4,572,740
Dexcom Inc (b)	350,296	25,830,827
GE HealthCare Technologies Inc	85,635	5,338,486
Globus Medical Inc Class A (b)	260,200	21,305,176
Intuitive Surgical Inc (b)	484,049	205,546,568
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(d)(e)	11,774	128,925
Medline Inc Class A	1,051,120	38,428,947
Novocure Ltd (b)(g)	5,881,757	100,225,139
Procept Biorobotics Corp (b)(c)	642,617	16,920,106
Saluda Medical Inc (e)(f)	327,633	847,751
Saluda Medical Inc depository receipt	1,992,511	515,562
Saluda Medical Inc warrants (b)(e)(f)	1	0
		441,019,859
Health Care Providers & Services - 0.3%
Alignment Healthcare Inc (b)	1,455,019	22,290,891
Blue Marlin Therapeutics, Inc. (d)(e)	895	55,938
Cardinal Health Inc	155,552	30,612,634
Conformal Medical Inc (d)(e)	1,240,316	12,403
Conformal Medical Inc escrow shares (d)(e)	1,240,316	24,806
Conformal Medical Inc escrow shares (d)(e)	1,240,316	12
CVS Health Corp	338,428	30,790,179
Guardant Health Inc (b)	122,700	15,912,963
HCA Healthcare Inc	119,595	45,271,491
Hims & Hers Health Inc Class A (b)(c)	378,300	9,892,545
McKesson Corp	97,759	72,580,192
Omada Health Inc (b)(c)	1,008,543	18,123,518
Scorpion Therapeutics Inc (b)(d)(e)	2,530,180	25
Scorpion Therapeutics Inc rights (b)(d)(e)	2,530,180	2,100,050
UnitedHealth Group Inc	63,600	24,187,716
		271,855,363
Health Care Technology - 0.0%
HeartFlow Inc (b)	502,004	15,552,084
Prognomiq Inc (b)(d)(e)	183,441	31,185
Wugen Inc warrants 8/22/2035 (b)(d)(e)	134,529	228,699
		15,811,968
Life Sciences Tools & Services - 0.1%
10X Genomics Inc Class A (b)	148,325	4,198,339
Danaher Corp	189,289	34,577,422
Repligen Corp (b)	19,900	2,466,605
Thermo Fisher Scientific Inc	74,436	36,660,474
		77,902,840
Pharmaceuticals - 3.0%
Adimab LLC (b)(d)(e)(h)	3,162,765	34,537,394
Adimab LLC (b)(d)(e)(h)	3,162,765	14,137,559
Amylyx Pharmaceuticals Inc (b)	341,806	4,904,916
Atea Pharmaceuticals Inc (b)	3,102,958	14,490,814
Avalyn Pharma Inc	267,600	7,701,528
Bristol-Myers Squibb Co	316,967	18,124,173
Crinetics Pharmaceuticals Inc (b)	558,717	19,862,389
Eli Lilly & Co	2,005,340	2,215,900,700
Harmony Biosciences Holdings Inc (b)	1,007,798	31,836,339
LENZ Therapeutics Inc (b)(c)	1,228,633	9,558,765
Lexicon Pharmaceuticals Inc (b)	16,594,700	36,176,446
Maze Therapeutics Inc (b)(c)	95,238	2,519,997
Nektar Therapeutics (b)(c)(g)	1,834,001	118,989,985
Nuvation Bio Inc Class A (b)(c)(g)	17,536,601	83,824,953
Ocular Therapeutix Inc (b)	9,716,358	87,544,386
Optinose Inc (b)(d)	364,134	4
Optinose Inc warrants 11/23/2027 (b)(d)	694,735	7
Pfizer Inc	79,348	2,077,331
Pfizer Inc rights (b)(d)	3,876,351	20,893,532
Rapport Therapeutics Inc (b)	2,251,968	88,952,736
Roche Holding AG	35,470	14,964,155
Roche Holding AG rights (b)(d)	3,405,875	5,687,811
Seaport Therapeutics Inc (b)(c)	224,400	4,081,836
Sienna Biopharmaceuticals Inc (b)(d)	1,339,097	13
Skyhawk Therapeutics Inc (b)(d)(e)	685,377	36,420,934
Skyhawk Therapeutics Inc rights 5/23/2028 (b)(d)(e)	481,725	5
Structure Therapeutics Inc ADR (b)	230,777	9,078,767
Tarsus Pharmaceuticals Inc (b)	228,960	13,600,224
Trevi Therapeutics Inc (b)	1,040,299	14,709,828
VeraDermics Inc (c)	746,962	75,375,935
WaVe Life Sciences Ltd (b)	1,661,909	10,935,361
		2,996,888,823
TOTAL HEALTH CARE		9,510,596,223
Industrials - 4.3%
Aerospace & Defense - 2.1%
Anduril Industries Inc Class B (d)(e)	4,798	330,822
Anduril Industries Inc Class C (d)(e)	2	138
Arxis Inc Class A	248,000	11,142,640
Beta Technologies Inc Class A (b)(c)	2,406,774	44,140,235
Boeing Co (b)	611,700	141,394,455
GE Aerospace	1,063,010	344,160,118
Hawkeye 360 Inc	163,900	5,410,339
Lockheed Martin Corp	31,100	16,496,995
Space Exploration Technologies Corp (b)(e)	11,518,990	1,555,063,650
		2,118,139,392
Air Freight & Logistics - 0.0%
FedEx Corp	46,200	19,022,850
United Parcel Service Inc Class B	300,133	32,021,190
		51,044,040
Building Products - 0.1%
Madison Air Solutions Corp Class A	1,613,800	70,151,886
Trane Technologies PLC	18,000	8,123,400
		78,275,286
Construction & Engineering - 0.2%
Comfort Systems USA Inc	46,999	85,924,042
Fluor Corp (b)	395,003	18,075,337
Quanta Services Inc	123,916	88,194,735
		192,194,114
Electrical Equipment - 0.5%
Bloom Energy Corp Class A (b)	39,400	11,229,000
Eaton Corp PLC	127,765	51,182,659
Emerson Electric Co	119,936	17,249,196
GE Vernova Inc	337,457	326,766,362
Vertiv Holdings Co Class A	361,433	114,108,012
		520,535,229
Ground Transportation - 0.3%
Avis Budget Group Inc (b)(c)	10,001	1,758,576
Old Dominion Freight Line Inc	186,268	41,938,240
Uber Technologies Inc (b)	2,554,156	179,812,582
Union Pacific Corp	96,600	25,371,024
		248,880,422
Industrial Conglomerates - 0.1%
3M Co	129,807	19,877,346
Honeywell International Inc	257,652	61,285,105
		81,162,451
Machinery - 0.3%
Caterpillar Inc	238,651	209,027,251
Deere & Co	80,156	43,458,980
Illinois Tool Works Inc	131,845	32,602,632
		285,088,863
Passenger Airlines - 0.7%
Alaska Air Group Inc (b)(c)	466,485	21,467,640
Delta Air Lines Inc	2,367,679	195,286,164
JetBlue Airways Corp (b)(c)	2,476,500	13,546,455
Southwest Airlines Co	3,217,334	138,184,495
United Airlines Holdings Inc (b)	2,867,809	329,224,474
Wheels Up Experience Inc Class A rights (b)(d)	80,889	1
Wheels Up Experience Inc Stage 1 rights (b)(d)	80,889	1
Wheels Up Experience Inc Stage 3 rights (b)(d)	80,890	0
		697,709,230
Trading Companies & Distributors - 0.0%
EquipmentShare.com Inc Class A (b)(c)	235,300	4,903,651
TOTAL INDUSTRIALS		4,277,932,678
Information Technology - 51.8%
Communications Equipment - 4.3%
Arista Networks Inc (b)	950,298	151,544,022
Ciena Corp (b)	6,379,601	3,701,635,889
Lumentum Holdings Inc (b)	439,018	375,342,829
		4,228,522,740
Electronic Equipment, Instruments & Components - 0.7%
Coherent Corp (b)	318,003	114,948,544
Corning Inc	3,051,328	552,778,580
Flex Ltd (b)	17,600	2,653,728
		670,380,852
IT Services - 0.8%
Akamai Technologies Inc (b)	566,185	84,667,305
Cloudflare Inc Class A (b)	2,228,313	538,850,651
CoreWeave Inc Class A (b)	32,900	3,603,537
Fastly Inc Class A (b)	1,802,200	32,016,083
IBM Corporation	162,058	48,260,872
Kyndryl Holdings Inc (b)	438,966	5,473,906
MongoDB Inc Class A (b)	28,577	9,589,012
Snowflake Inc (b)	203,746	52,067,290
		774,528,656
Semiconductors & Semiconductor Equipment - 23.0%
Advanced Micro Devices Inc (b)	1,083,755	559,325,956
Applied Materials Inc	343,469	154,581,658
ARM Holdings PLC ADR (b)	78,747	27,820,528
Astera Labs Inc (b)	2,281,995	782,381,986
Broadcom Inc	5,058,315	2,259,903,393
Cerebras Systems Inc Class A (b)	114,700	27,182,753
Cerebras Systems Inc Class B (f)	2,570,200	609,111,698
Cirrus Logic Inc (b)	45,678	7,762,975
Enphase Energy Inc (b)	107,300	7,335,027
First Solar Inc (b)	165,759	50,853,204
GlobalFoundries Inc (b)	732,472	58,575,786
Impinj Inc (b)	1,014,979	153,261,829
Intel Corp (b)	2,476,020	283,949,974
KLA Corp	175,967	338,157,544
Lam Research Corp	646,197	205,606,961
Marvell Technology Inc	2,731,380	559,932,900
Micron Technology Inc	16,826	16,338,046
Monolithic Power Systems Inc	70,709	110,745,143
NVIDIA Corp	73,732,315	15,567,840,989
ON Semiconductor Corp (b)	886,977	106,987,166
QUALCOMM Inc	439,849	110,410,896
SiTime Corp (b)	930,320	660,713,264
Teradyne Inc	498,600	186,630,966
Texas Instruments Inc	225,487	68,926,866
		22,914,337,508
Software - 10.0%
Adobe Inc (b)	161,020	41,737,994
AppLovin Corp Class A (b)	1,457,909	893,829,429
Asapp Inc warrants 8/28/2028 (b)(d)(e)	1,007,060	292,047
Atlassian Corp Class A (b)	39,353	4,234,776
Autodesk Inc (b)	185,722	42,959,356
Canva Inc Class A (b)(d)(e)	9,474	12,040,222
Celestial AI Inc (d)(e)	1,325,820	39,775
Celestial AI Inc (Milestone 1) rights (b)(d)(e)	1,325,820	5,064,632
Celestial AI Inc (Milestone 2) rights (b)(d)(e)	1,325,820	2,850,513
Celestial AI Inc (Milestone 3) rights (b)(d)(e)	1,325,820	609,877
Celestial AI Inc escrow shares (d)(e)	1,325,820	13
Circle Internet Group Inc Class A (b)	556,702	62,907,326
Crowdstrike Holdings Inc Class A (b)	474,444	346,818,564
Datadog Inc Class A (b)	441,610	109,232,234
Elastic NV (b)	23,100	1,494,570
Figma Inc Class A	516,680	13,175,340
HubSpot Inc (b)	81,697	18,024,809
Intuit Inc	119,887	39,746,137
Microsoft Corp	13,025,095	5,864,418,774
Monday.com Ltd (b)	4,995	417,682
Nutanix Inc Class A (b)(g)	13,622,810	709,339,717
OpenAI Group Pbc Class A (d)(e)	18,000	12,378,420
Oracle Corp	4,441,916	1,002,895,795
Palantir Technologies Inc Class A (b)	1,175,815	184,062,080
Palo Alto Networks Inc (b)	118,863	33,482,518
Rubrik Inc Class A (b)	1,303,657	102,506,550
Salesforce Inc	120,426	23,013,409
ServiceNow Inc (b)	1,303,679	162,138,557
Workday Inc Class A (b)	138,333	20,222,901
Zoom Communications Inc Class A (b)	1,805,039	183,373,912
Zscaler Inc (b)	30,000	4,191,900
		9,897,499,829
Technology Hardware, Storage & Peripherals - 13.0%
Apple Inc	23,933,905	7,468,814,394
Everpure Inc Class A (b)(g)	17,078,817	1,357,936,740
Sandisk Corp/DE (b)	2,241,432	3,799,182,411
Western Digital Corp	533,331	283,310,761
		12,909,244,306
TOTAL INFORMATION TECHNOLOGY		51,394,513,891
Materials - 0.3%
Chemicals - 0.1%
Corteva Inc	359,974	28,178,765
Dow Inc	453,300	15,298,875
Farmers Business Network Inc (b)(d)(e)	158,470	58,633
Farmers Business Network Inc warrants 9/27/2033 (b)(d)(e)	739,310	436,193
Mosaic Co/The	633,523	15,141,200
Solstice Advanced Materials Inc	45,512	3,833,476
		62,947,142
Construction Materials - 0.0%
James Hardie Industries PLC (b)	435,832	10,146,169
Containers & Packaging - 0.0%
Avery Dennison Corp	81,400	12,948,298
Smurfit Westrock PLC	46,400	1,909,360
		14,857,658
Metals & Mining - 0.2%
Freeport-McMoRan Inc	3,707,603	243,626,593
TOTAL MATERIALS		331,577,562
Real Estate - 0.1%
Health Care REITs - 0.0%
Welltower Inc	201,413	41,356,131
Real Estate Management & Development - 0.0%
CBRE Group Inc Class A (b)	203,168	25,404,127
Zillow Group Inc Class C (b)	111,222	3,892,770
		29,296,897
Specialized REITs - 0.1%
American Tower Corp	218,015	40,760,084
Equinix Inc	14,144	15,106,358
		55,866,442
TOTAL REAL ESTATE		126,519,470
TOTAL UNITED STATES		92,404,611,556
TOTAL COMMON STOCKS (Cost $27,945,354,011)		95,910,875,353

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc 4% 5/22/2027 (e)	3,596,400	5,804,590
Neutron Holdings Inc 4% 6/12/2027 (e)	742,912	1,199,060
Neutron Holdings Inc 8% 10/29/2026 (e)(m)	9,690,092	12,141,685
TOTAL CONSUMER DISCRETIONARY		19,145,335
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc 15% 12/31/2026 (d)(e)	5,437,296	5,546,042
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium Inc/US 10% 12/31/2026 (d)(e)	2,256,685	2,417,361
Health Care Technology - 0.0%
Wugen Inc 0% 12/31/2199 (d)(e)(k)	2,085,443	2,168,861
Pharmaceuticals - 0.0%
Galvanize Therapeutics 10% 2/28/2027 (d)(e)	851,399	1,161,989
Kartos Therapeutics Inc 3.6% (d)(e)(l)	128,054	132,382
Kartos Therapeutics Inc 3.6% 3/4/2027 (d)(e)	511,998	529,406
		1,823,777
TOTAL HEALTH CARE		6,409,999
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (d)(e)	63,175	0
Software - 0.0%
Evozyne Inc 6% 9/13/2028 pay-in-kind (d)(e)	4,491,157	5,335,046
TOTAL INFORMATION TECHNOLOGY		5,335,046
Materials - 0.0%
Chemicals - 0.0%
Farmers Business Network Inc 15% 12/31/2199 (d)(e)	977,737	446,337
TOTAL UNITED STATES		36,882,759
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $31,346,191)		36,882,759

Convertible Preferred Stocks - 3.3%
	Shares	Value ($)
CANADA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Deep Genomics Inc Series C (b)(d)(e)	682,293	7,846,370
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (b)(d)(e)	95,900	7,762,146
TOTAL CANADA		15,608,516
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(d)(e)	403,450	128,119,582
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(d)(e)	72,621	14,842,881
FRANCE - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
DNA Script SAS Series B (b)(d)(e)	22	309
DNA Script SAS Series C (b)(d)(e)	10,882	1,673,160

TOTAL FRANCE		1,673,469
INDIA - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Valuedrive Technologies Pvt Ltd Series A (d)(e)	330	441,768
Valuedrive Technologies Pvt Ltd Series B (d)(e)	663	887,551
Valuedrive Technologies Pvt Ltd Series C (d)(e)	3	4,016
Valuedrive Technologies Pvt Ltd Series C1 (d)(e)	2	2,677
Valuedrive Technologies Pvt Ltd Series G (d)(e)	4,246,500	1,579,085
Valuedrive Technologies Pvt Ltd Series S2 (d)(e)	161	215,529

TOTAL INDIA		3,130,626
ISRAEL - 0.1%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
InSightec Ltd Series G (b)(d)(e)	6,623,267	4,570,054
Industrials - 0.1%
Electrical Equipment - 0.1%
Element Labs Inc Series A (b)(d)(e)	530,700	12,460,836
Element Labs Inc Series B (d)(e)	286,800	6,923,352
Element Labs Inc Series C (d)(e)	259,200	7,172,064
TOTAL INDUSTRIALS		26,556,252
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(d)(e)	787,863	9,982,224
Xsight Labs Ltd Series F (d)(e)	1,303,469	13,399,662
Xsight Labs Ltd Series G (d)(e)	112,000	1,877,120
TOTAL INFORMATION TECHNOLOGY		25,259,006
TOTAL ISRAEL		56,385,312
UNITED KINGDOM - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Quell Therapeutics Ltd Series B (b)(d)(e)	3,870,630	8,902,449
Information Technology - 0.0%
Software - 0.0%
Nscale Limited Series B (d)	1,062,000	21,654,180
TOTAL UNITED KINGDOM		30,556,629
UNITED STATES - 3.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1D (b)(e)	53,255	665,688
Rad Power Bikes Inc Series A (b)(d)(e)	154,174	1
Rad Power Bikes Inc Series C (b)(d)(e)	606,658	6
Rad Power Bikes Inc Series D (b)(d)(e)	1,071,300	11
Waymo LLC Series A2 (b)(d)(e)	44,767	7,553,536
Waymo LLC Series C2 (b)(d)(e)	33,554	5,513,593
		13,732,835
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(d)(e)	70,000	1,559,600
Textiles, Apparel & Luxury Goods - 0.0%
Sail Biomedicines Series B (b)(d)(e)	344,496	6,424,850
TOTAL CONSUMER DISCRETIONARY		21,717,285
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(d)(e)	125,688	5,327,914
GoBrands Inc Series H (b)(d)(e)	104,311	5,687,036
		11,014,950
Food Products - 0.0%
AgBiome LLC Series C (b)(d)(e)	1,060,308	11
AgBiome LLC Series D (b)(d)(e)	852,431	8,524
		8,535
Tobacco - 0.0%
JUUL Labs Inc Series E (b)(d)(e)	22,033	45,388
TOTAL CONSUMER STAPLES		11,068,873
Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(d)(e)	372,100	5,246,609
Paragon Biosciences Emalex Capital Inc Series B (b)(d)(e)	416,094	5,754,580
Paragon Biosciences Emalex Capital Inc Series C (b)(d)(e)	559,977	7,744,482
Paragon Biosciences Emalex Capital Inc Series D-3 (b)(d)(e)	239,944	3,318,426
Paragon Biosciences Emalex Capital Inc Series D1 (b)(d)(e)	836,878	11,574,023
Paragon Biosciences Emalex Capital Inc Series D2 (b)(d)(e)	138,091	1,909,798
Stripe Global Holdings Inc Series H (d)(e)	88,200	5,556,600
Tenstorrent Holdings Inc Series C1 (b)(d)(e)	178,216	12,772,741
Tenstorrent Holdings Inc Series D1 (b)(d)(e)	179,036	13,540,493
Tenstorrent Holdings Inc Series D2 (b)(d)(e)	47,252	3,456,956
TOTAL FINANCIALS		70,874,708
Health Care - 0.5%
Biotechnology - 0.2%
Altos Labs Inc Series B (b)(d)(e)	485,428	12,145,409
Altos Labs Inc Series C (b)(d)(e)	108,056	2,703,561
Ankyra Therapeutics Series B (b)(d)(e)	1,356,730	7,475,582
Asimov Inc Series B (b)(d)(e)	82,174	2,035,450
Bright Peak Therapeutics Inc. Series B (b)(d)(e)	1,272,915	1,451,123
Bright Peak Therapeutics Inc. Series C (b)(d)(e)	2,299,209	2,046,296
Cardurion Pharmaceuticals Inc Series B (b)(d)(e)	1,181,602	6,522,443
Castle Creek Biosciences Inc Series B (b)(d)(e)	16,803	3,640,706
Castle Creek Biosciences Inc Series C (b)(d)(e)	13,100	3,331,199
Castle Creek Biosciences Inc Series D1 (b)(d)(e)	19,720	4,406,434
Castle Creek Biosciences Inc Series D2 (b)(d)(e)	6,341	1,265,917
CELLANOME Inc Series B (b)(d)(e)	1,040,007	8,413,657
City Therapeutics Inc Series A (b)(d)(e)	800,961	10,388,464
City Therapeutics Inc Series B (d)(e)	104,700	1,530,714
Cleerly Inc Series C (b)(d)(e)	983,054	11,845,801
Element Biosciences Inc Series B (b)(d)(e)	1,096,312	7,707,073
Element Biosciences Inc Series C (b)(d)(e)	480,109	5,286,000
Element Biosciences Inc Series D (b)(d)(e)	224,866	1,661,760
Element Biosciences Inc Series D1 (b)(d)(e)	224,866	1,661,760
ElevateBio LLC Series C (b)(d)(e)	1,534,100	2,822,744
Genesis Therapeutics Inc Series D (b)(d)(e)	1,654,854	12,130,080
Intarcia Therapeutics Inc (b)(d)(e)	1,051,411	10
Intarcia Therapeutics Inc Series DD (b)(d)(e)	1,543,687	15
Kardigan Inc Series B (d)(e)	405,310	8,645,262
LifeMine Therapeutics Inc Series C (b)(d)(e)	7,794,524	11,380,005
National Resilience LLC Series B (b)(d)(e)	1,277,345	4,330,200
National Resilience LLC Series C (b)(d)(e)	379,000	2,402,860
Neurona Therapeutics Inc Series F (b)(d)(e)	3,297,200	9,660,796
Parabilis Medicines Inc Series D (b)(e)	883,504	21,447,766
Parabilis Medicines Inc Series E (b)(e)	491,048	8,874,072
Parabilis Medicines Inc Series F (e)	1,705,600	30,700,801
Serif Biomedicines, Inc (d)(e)	3,296,106	8,734,681
Sonoma Biotherapeutics Inc Series B (b)(d)(e)	2,497,760	3,896,506
Sonoma Biotherapeutics Inc Series B1 (b)(d)(e)	1,332,116	2,451,093
T-Knife Therapeutics Inc Series B (b)(d)(e)	995,165	686,664
Treeline Biosciences Series A (b)(d)(e)	1,347,260	11,370,875
Treeline Biosciences Series A1 (b)(d)(e)	464,216	4,010,826
Triveni Bio Inc Series B (b)(d)(e)	4,766,021	5,814,546
Triveni Bio Inc Series C (d)(e)	1,588,268	1,994,864
		246,874,015
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (b)(d)(e)	927,374	34,915,631
Blink Health LLC Series D (b)(d)(e)	241,612	9,096,692
Kardium Inc/US Series D-6 (d)(e)	8,237,435	7,001,820
Kardium Inc/US Series D-6 (d)(e)	5,899,008	6,311,939
Kardium Inc/US Series D-7 (d)(e)	8,754,573	4,552,378
Kardium Inc/US Series D-7 (d)(e)	1,916,096	996,370
Kardium Inc/US Series D-7 (first closing) (d)(e)	398,649	207,297
Medical Microinstruments Inc/Italy Series C (b)(d)(e)	212,985	6,532,250
		69,614,377
Health Care Providers & Services - 0.0%
Freenome Holdings Inc Series C (b)(d)(e)	900,884	2,666,617
Freenome Holdings Inc Series D (b)(d)(e)	502,404	1,487,115
		4,153,732
Health Care Technology - 0.2%
Aledade Inc Series B1 (b)(d)(e)	101,470	3,253,129
Aledade Inc Series E1 (b)(d)(e)	66,006	2,116,152
Candid Therapeutics Series B (b)(d)(e)	3,627,103	13,456,552
Oura Inc Series D (d)(e)	864,427	49,868,794
Oura Inc Series E (d)(e)	1,920,845	110,813,548
Wugen Inc Series B (b)(d)(e)	493,529	764,969
Wugen Inc Series C (d)(e)	2,090,300	3,574,413
		183,847,557
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (b)(d)(e)	4,342,265	3,256,699
Galvanize Therapeutics Series C-1 (d)(e)	6,788,184	3,190,446
Kartos Therapeutics Inc Series C (b)(d)(e)	1,226,990	7,312,860
Kartos Therapeutics Inc Series D (b)(d)(e)	411,901	2,454,930
Mentari Therapeutics Inc Series A (d)(e)	2,005,263	4,632,158
Mirador Therapeutics Inc Series A (b)(d)(e)	2,678,245	9,614,900
Mirador Therapeutics Inc Series B (d)(e)	2,942,219	10,680,255
		41,142,248
TOTAL HEALTH CARE		545,631,929
Industrials - 1.6%
Aerospace & Defense - 1.6%
Anduril Industries Inc Series F (b)(d)(e)	287,246	19,805,612
Anduril Industries Inc Series G (b)(d)(e)	45,100	3,109,645
Space Exploration Technologies Corp Series G (b)(e)	216,276	1,459,863,001
		1,482,778,258
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (b)(d)(e)	180,063	10,130,344
Zipline International Inc Series H (d)(e)	307,800	17,316,828
		27,447,172
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (d)(e)	1,061,500	24,191,585
TOTAL INDUSTRIALS		1,534,417,015
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.2%
Enevate Corp Series E (b)(d)(e)	4,067,736	40
Menlo Microsystems Inc Series C (b)(d)(e)	4,423,488	2,432,918
Menlo Microsystems Inc Series C-1 (d)(e)	113,900	125,074
Vast Data Ltd Series A (b)(d)(e)	318,221	18,845,048
Vast Data Ltd Series A1 (b)(d)(e)	783,248	46,383,947
Vast Data Ltd Series A2 (b)(d)(e)	900,985	53,356,332
Vast Data Ltd Series B (b)(d)(e)	716,925	42,456,299
Vast Data Ltd Series C (b)(d)(e)	20,899	1,237,638
Vast Data Ltd Series E (b)(d)(e)	685,070	40,569,845
		205,407,141
Semiconductors & Semiconductor Equipment - 0.0%
Alif Semiconductor Series C (b)(d)(e)	190,608	6,314,843
Alif Semiconductor Series D (b)(d)(e)	251,500	8,722,020
Danger Devices Inc Series B (b)(d)(e)	3,437,900	3,162,868
Retym Inc Series C (b)(d)(e)	666,292	8,115,437
Retym Inc Series D (b)(d)(e)	165,291	2,102,501
SiMa Technologies Inc Series B (b)(d)(e)	1,596,216	11,716,226
SiMa Technologies Inc Series B1 (b)(d)(e)	106,922	886,383
		41,020,278
Software - 0.5%
Anthropic PBC Series D (b)(d)(e)	235,150	146,484,341
Anthropic PBC Series E (b)(d)(e)	45,100	26,564,351
Anthropic PBC Series F (d)(e)	66,600	39,228,066
Anthropic PBC Series H (d)(e)	9,700	5,713,397
Asapp Inc Series D (b)(d)(e)	1,755,238	1,913,209
Canva Inc Series A (b)(d)(e)	3,369	4,281,561
Canva Inc Series A2 (b)(d)(e)	611	776,502
Crusoe Energy Systems LLC Series D (b)(d)(e)	259,289	31,609,922
Crusoe Energy Systems LLC Series E (d)(e)	22,214	2,708,109
Databricks Inc Series G (b)(d)(e)	250,296	47,556,240
Databricks Inc Series H (b)(d)(e)	273,171	51,902,490
Databricks Inc Series J (b)(d)(e)	130,663	24,825,970
Databricks Inc Series K (d)(e)	8,900	1,691,000
Databricks Inc Series L (d)(e)	23,700	4,503,000
Dataminr Inc Series D, 8% (b)(d)(e)	1,773,901	9,561,326
Density AI Inc (d)(e)	2,475,400	4,307,196
Evozyne Inc Series A (b)(d)(e)	444,700	7,253,057
Evozyne Inc Series B (b)(d)(e)	247,942	4,150,549
Lyte AI Inc Series B (b)(d)(e)	673,357	7,750,339
OpenAI Group Pbc Series A-3 (d)(e)	22,979	15,802,429
Physical Intelligence Inc Series B (d)(e)	41,700	19,333,788
Physical Intelligence Inc Series C (d)	4,383	2,204,123
Skyryse Inc Series B (b)(d)(e)	568,445	13,204,978
Skyryse Inc Series C (d)(e)	296,604	7,139,258
Skyryse Inc Series C-1 (d)(e)	53,976	1,256,561
		481,721,762
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(d)(e)	407,933	25,658,986
Lightmatter Inc Series C2 (b)(d)(e)	64,075	4,116,818
Lightmatter Inc Series D (b)(d)(e)	426,443	33,509,891
		63,285,695
TOTAL INFORMATION TECHNOLOGY		791,434,876
Materials - 0.1%
Chemicals - 0.0%
Farmers Business Network Inc Series G (b)(d)(e)	28,363	10,494
Manus Bio Inc Series One-5 (b)(d)(e)	736,380	2,452,145
Manus Bio Inc Series One-6 (b)(d)(e)	914,609	3,045,649
		5,508,288
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (b)(d)(e)	1,704,625	57,752,695
TOTAL MATERIALS		63,260,983
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (b)(d)(e)	80,057	3,650,599
Redwood Materials Series D (b)(d)(e)	18,751	855,046
Redwood Materials Series E (d)(e)	5,091	232,149
TOTAL UTILITIES		4,737,794
TOTAL UNITED STATES		3,043,143,463
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,346,032,800)		3,293,460,478

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series A4 (b)(d)(e) (Cost $15,508,324)	46,864	10,576,736

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc 0% (d)(e)(l)	8,759,878	8,738,854
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2199 (d)(e)	985,838	242,845
Health Care - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics Inc 6% (d)(e)(n)	13,681,944	1
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (d)(e)(l)	238,231	8,378
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (d)(e)	1,855,267	3,093,946
SiMa Technologies Inc 7.5% 12/31/2027 (d)(e)	1,452,300	2,204,616
		5,298,562
TOTAL INFORMATION TECHNOLOGY		5,306,940
TOTAL UNITED STATES		5,549,786
TOTAL PREFERRED SECURITIES (Cost $26,973,458)		14,288,640

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (o)	3.67	244,230,180	244,279,026
Fidelity Securities Lending Cash Central Fund (o)(p)	3.67	227,355,264	227,378,000
TOTAL MONEY MARKET FUNDS (Cost $471,652,903)			471,657,026

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $29,836,867,687)	99,737,740,992
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(284,540,636)
NET ASSETS - 100.0%	99,453,200,356

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,236,869,962 or 5.3% of net assets.

(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $708,519,392 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)	Affiliated company.
(h)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(i)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,188,227 or 0.0% of net assets.

(j)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,188,227 or 0.0% of net assets.

(k)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(l)	Security is perpetual in nature with no stated maturity date.
(m)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(n)	Non-income producing - Security is in default.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/2014 - 6/5/2015	36,220,587

Adimab LLC	9/17/2014 - 6/5/2015	12,138,388

AgBiome LLC Series C	6/29/2018	6,715,673

AgBiome LLC Series D	9/3/2021	4,751,176

Akeana Series C	1/23/2024	4,748,294

Aledade Inc Series B1	5/7/2021	3,885,358

Aledade Inc Series E1	5/20/2022	3,288,049

Alif Semiconductor Series C	3/8/2022	3,869,064

Alif Semiconductor Series D	4/11/2025	6,794,801

Altos Labs Inc Series B	7/22/2022	9,295,170

Altos Labs Inc Series C	3/15/2024	2,703,820

Anduril Industries Inc Class B	6/16/2025	196,155

Anduril Industries Inc Class C	6/16/2025	81

Anduril Industries Inc Series F	8/7/2024	6,243,752

Anduril Industries Inc Series G	4/17/2025	1,843,814

Ankyra Therapeutics Series B	8/26/2021	7,640,832

Ant International Co Ltd Class C	5/16/2018	6,690,161

Antares Therapeutics Inc	3/5/2025	455,432

Anthropic PBC Series D	5/31/2024	7,055,558

Anthropic PBC Series E	2/14/2025	2,529,501

Anthropic PBC Series F	8/18/2025	9,388,443

Anthropic PBC Series H	5/28/2026	5,713,392

Asapp Inc Series D	8/29/2023	6,777,852

Asapp Inc warrants 8/28/2028	8/29/2023	0

Asimov Inc Series B	10/29/2021	7,615,944

Bending Spoons SpA Class C	10/9/2025	4,870,281

Blink Health LLC Class A1	12/30/2020 - 6/17/2024	7,280,990

Blink Health LLC Series C	11/7/2019 - 7/14/2021	35,403,430

Blink Health LLC Series D	6/17/2024 - 6/25/2024	10,147,704

Blue Marlin Therapeutics, Inc.	10/23/2025	103,868

Bolt Technology OU Series E	1/3/2022	18,866,682

Bright Peak Therapeutics Inc. Series B	5/14/2021	4,972,006

Bright Peak Therapeutics Inc. Series C	5/7/2024	2,606,153

Bytedance Ltd Series E1	11/18/2020	44,207,703

CAMP4 Therapeutics Corp	9/9/2025	645,960

Candid Therapeutics Series B	8/27/2024	4,352,524

Canva Inc Class A	3/18/2024 - 11/12/2025	12,944,994

Canva Inc Series A	9/22/2023	3,593,581

Canva Inc Series A2	9/22/2023	651,730

Cardurion Pharmaceuticals Inc Series B	7/10/2024	5,787,014

Castle Creek Biosciences Inc Series A4	9/29/2016	15,508,324

Castle Creek Biosciences Inc Series B	10/9/2018	6,920,316

Castle Creek Biosciences Inc Series C	12/9/2019	5,395,235

Castle Creek Biosciences Inc Series D1	4/19/2022	4,240,392

Castle Creek Biosciences Inc Series D2	6/28/2021	1,087,099

Celestial AI Inc	2/25/2025	34,084

Celestial AI Inc (Milestone 1) rights	2/25/2025	2,759,160

Celestial AI Inc (Milestone 2) rights	2/25/2025	2,120,090

Celestial AI Inc (Milestone 3) rights	2/25/2025	618,782

Celestial AI Inc escrow shares	2/25/2025	0

CELLANOME Inc Series B	1/8/2024	7,789,652

City Therapeutics Inc Series A	4/17/2024	8,033,238

City Therapeutics Inc Series B	5/20/2026	1,531,709

Cleerly Inc Series C	7/8/2022	11,580,966

Conformal Medical Inc	2/18/2026	12,403

Conformal Medical Inc escrow shares	2/18/2026	12

Conformal Medical Inc escrow shares	2/18/2026	24,806

Crescent Biopharma Inc	10/28/2024 - 12/4/2025	8,636,837

Crusoe Energy Systems LLC Series D	12/10/2024	7,563,938

Crusoe Energy Systems LLC Series E	10/8/2025	1,866,159

Danger Devices Inc Series B	3/5/2025	3,095,829

Databricks Inc Series G	2/1/2021	14,798,159

Databricks Inc Series H	8/31/2021	20,073,734

Databricks Inc Series J	12/17/2024	12,086,328

Databricks Inc Series K	9/8/2025	1,334,999

Databricks Inc Series L	12/18/2025	4,503,000

Dataminr Inc Series D, 8%	2/18/2015 - 3/6/2015	22,617,238

Deep Genomics Inc Series C	7/21/2021	9,894,067

Density AI Inc	12/5/2025	3,688,308

Deverra Therapeutics	5/1/2018	0

Diamond Foundry Inc Series C	3/15/2021	40,911,000

Discord Inc Series I	9/15/2021	3,854,371

DNA Script SAS	12/17/2021	370,744

DNA Script SAS seed shares	12/17/2021	1,416,515

DNA Script SAS Series B	12/17/2021	17,616

DNA Script SAS Series C	10/1/2021	9,465,708

Element Biosciences Inc Series B	12/13/2019	5,745,333

Element Biosciences Inc Series C	6/21/2021	9,869,457

Element Biosciences Inc Series D	6/28/2024	1,763,691

Element Biosciences Inc Series D1	6/28/2024	1,763,691

Element Labs Inc Series A	2/11/2025	1,957,539

Element Labs Inc Series B	6/27/2025	2,517,789

Element Labs Inc Series C	4/16/2026	7,190,778

ElevateBio LLC Series C	3/9/2021	6,435,550

Empower Semiconductor Inc Series D	6/27/2025	8,519,386

Enevate Corp 10% 5/12/2199	11/12/2024	63,175

Enevate Corp 6%	11/2/2023 - 10/31/2025	238,231

Enevate Corp Series E	1/29/2021	4,509,838

Epic Games Inc	7/13/2020 - 7/30/2020	29,785,000

Evozyne Inc 6% 9/13/2028 pay-in-kind	9/14/2023 - 3/31/2026	4,491,157

Evozyne Inc Series A	4/9/2021	9,992,409

Evozyne Inc Series B	9/14/2023	3,840,622

Fanatics Inc Class A	8/13/2020 - 10/24/2022	21,635,851

Farmers Business Network Inc	9/15/2021	9,850,147

Farmers Business Network Inc 15% 12/31/2199	9/29/2023 - 9/25/2025	977,737

Farmers Business Network Inc Series G	9/15/2021	1,762,981

Farmers Business Network Inc warrants 9/27/2033	9/29/2023	0

Freenome Holdings Inc Series C	8/14/2020	5,957,816

Freenome Holdings Inc Series D	11/22/2021	3,789,282

Galvanize Therapeutics 10% 2/28/2027	7/7/2025	1,087,832

Galvanize Therapeutics Series B	3/29/2022	7,517,698

Galvanize Therapeutics Series C-1	7/7/2025	2,857,908

Genesis Therapeutics Inc Series D	8/10/2023	8,452,332

GoBrands Inc Series G	3/2/2021	31,386,468

GoBrands Inc Series H	7/22/2021	40,523,841

InSightec Ltd Series G	6/17/2024	5,880,136

Intarcia Therapeutics Inc	11/14/2012	14,330,731

Intarcia Therapeutics Inc 6%	2/26/2019	13,681,944

Intarcia Therapeutics Inc Series DD	3/17/2014	49,999,990

JUUL Labs Inc Class A	7/6/2018 - 11/4/2025	16,300,063

JUUL Labs Inc Series E	7/6/2018	649,610

Kardigan Inc Series B	10/9/2025	8,659,481

Kardium Inc/US 10% 12/31/2026	5/31/2024 - 3/31/2026	2,534,094

Kardium Inc/US Series D-6	12/30/2020	5,992,448

Kardium Inc/US Series D-6	12/30/2020	8,367,917

Kardium Inc/US Series D-7	5/31/2024 - 6/30/2025	3,943,195

Kardium Inc/US Series D-7	8/6/2024	930,130

Kardium Inc/US Series D-7 (first closing)	8/6/2024	62,017

Kartos Therapeutics Inc 3.6%	5/29/2026	128,054

Kartos Therapeutics Inc 3.6% 3/4/2027	3/4/2026	511,998

Kartos Therapeutics Inc Series C	8/22/2023	6,936,175

Kartos Therapeutics Inc Series D	2/26/2025	2,328,476

LifeMine Therapeutics Inc Series C	2/15/2022	15,874,250

Lightmatter Inc Series C1	5/19/2023	6,713,272

Lightmatter Inc Series C2	12/18/2023	1,666,065

Lightmatter Inc Series D	10/11/2024	34,213,735

Lyte AI Inc Series B	8/13/2024	8,542,274

Manus Bio Inc Series One-5	11/13/2020	7,724,091

Manus Bio Inc Series One-6	3/30/2021	9,593,583

Medical Microinstruments Inc/Italy Series C	2/16/2024	7,099,578

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/2024	0

Menlo Microsystems Inc Series C	2/9/2022	5,863,333

Menlo Microsystems Inc Series C-1	4/17/2026	125,074

Mentari Therapeutics Inc Series A	9/18/2025	2,751,822

Mirador Therapeutics Inc Series A	3/19/2024	8,034,735

Mirador Therapeutics Inc Series B	7/31/2025	9,709,323

National Resilience LLC Series B	12/1/2020	17,448,533

National Resilience LLC Series C	6/28/2021	16,831,390

Neurona Therapeutics Inc Series F	3/28/2025	6,792,232

Neutron Holdings Inc	2/4/2021	15,464

Neutron Holdings Inc 4% 5/22/2027	6/4/2020	3,596,400

Neutron Holdings Inc 4% 6/12/2027	6/12/2020	742,912

Neutron Holdings Inc 8% 10/29/2026	10/29/2021 - 4/27/2026	9,690,093

Neutron Holdings Inc Series 1D	1/25/2019	4,339,229

OpenAI Group Pbc Class A	9/3/2025	7,740,000

OpenAI Group Pbc Series A-3	8/4/2025	7,051,600

Oura Inc Series D	12/18/2024	22,207,129

Oura Inc Series E	9/24/2025	102,899,667

Parabilis Medicines Inc Series D	11/17/2022	9,509,242

Parabilis Medicines Inc Series E	2/29/2024	3,058,296

Parabilis Medicines Inc Series F	1/6/2026	10,514,001

Paragon Biosciences Emalex Capital Inc Series B	9/18/2019	4,239,998

Paragon Biosciences Emalex Capital Inc Series C	2/26/2021	5,991,754

Paragon Biosciences Emalex Capital Inc Series D-3	5/6/2025	3,318,426

Paragon Biosciences Emalex Capital Inc Series D1	10/21/2022 - 3/13/2025	9,063,389

Paragon Biosciences Emalex Capital Inc Series D2	5/18/2022	1,190,282

Physical Intelligence Inc Series B	10/24/2025	11,324,023

Prognomiq Inc	8/20/2020 - 2/16/2022	3,655,328

Quell Therapeutics Ltd Series B	11/24/2021	7,315,491

Rad Power Bikes Inc	1/21/2021	5,704,519

Rad Power Bikes Inc 8% 12/31/2199	10/6/2023	985,838

Rad Power Bikes Inc Series A	1/21/2021	743,711

Rad Power Bikes Inc Series C	1/21/2021	2,926,421

Rad Power Bikes Inc Series D	9/17/2021	10,267,125

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Redwood Materials Series C	5/28/2021	3,794,980

Redwood Materials Series D	6/2/2023	895,095

Redwood Materials Series E	10/20/2025	243,023

Retym Inc Series C	5/17/2023 - 6/20/2023	5,184,951

Retym Inc Series D	1/29/2025	1,749,936

Revolut Group Holdings Ltd	12/27/2024 - 1/28/2026	15,454,253

Sail Biomedicines Series B	8/13/2021	9,645,888

Saluda Medical Inc	1/20/2022 - 10/30/2025	15,689,220

Saluda Medical Inc warrants	1/20/2022	0

Scorpion Therapeutics Inc	3/5/2025	0

Scorpion Therapeutics Inc rights	3/5/2025	1,391,599

Serif Biomedicines, Inc	3/31/2026	8,734,681

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 4/5/2026	1,855,267

SiMa Technologies Inc 7.5% 12/31/2027	7/18/2025	1,452,300

SiMa Technologies Inc Series B	5/10/2021	8,184,438

SiMa Technologies Inc Series B1	4/25/2022	758,173

SkinHealth Systems Inc	12/8/2020	24,388,170

Skyhawk Therapeutics Inc	12/19/2019 - 5/21/2021	22,650,905

Skyhawk Therapeutics Inc rights 5/23/2028	12/19/2019	0

Skyryse Inc Series B	10/21/2021	14,029,206

Skyryse Inc Series C	9/16/2025 - 11/21/2025	8,015,486

Skyryse Inc Series C-1	8/13/2024	1,093,997

Sonoma Biotherapeutics Inc Series B	7/26/2021	4,936,323

Sonoma Biotherapeutics Inc Series B1	7/26/2021	3,949,058

Space Exploration Technologies Corp	10/16/2015 - 12/19/2025	110,580,208

Space Exploration Technologies Corp Series G	1/20/2015	16,752,739

Stripe Global Holdings Inc	5/18/2021	8,246,382

Stripe Global Holdings Inc Series H	3/15/2021	3,539,025

T-Knife Therapeutics Inc Series B	6/30/2021	5,740,907

Taalas Inc 0%	12/23/2025	8,759,878

Taalas Inc Series B	2/19/2025	5,266,195

Taalas Inc warrants	12/23/2025	1,768,822

Tenstorrent Holdings Inc 15% 12/31/2026	2/25/2026	5,437,296

Tenstorrent Holdings Inc Series C1	4/23/2021	10,595,741

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	14,112,772

Tenstorrent Holdings Inc Series D2	7/17/2024	3,590,207

Tory Burch LLC Class A	5/14/2015	65,871,826

Tory Burch LLC Class B	12/31/2012	17,170,277

Treeline Biosciences Series A	7/30/2021 - 10/27/2022	10,545,678

Treeline Biosciences Series A1	10/27/2022	3,997,039

Triveni Bio Inc Series B	9/19/2024	4,987,164

Triveni Bio Inc Series C	5/28/2026	1,994,865

Tubulis GmbH escrow shares	5/21/2026	144

Tubulis GmbH escrow shares	5/21/2026	24,912

Tubulis GmbH rights	5/21/2026	2,604,600

Valuedrive Technologies Pvt Ltd Series A	2/12/2026	436,197

Valuedrive Technologies Pvt Ltd Series B	2/12/2026	876,359

Valuedrive Technologies Pvt Ltd Series C	2/12/2026	3,604

Valuedrive Technologies Pvt Ltd Series C1	2/12/2026	2,402

Valuedrive Technologies Pvt Ltd Series G	2/12/2026	1,771,543

Valuedrive Technologies Pvt Ltd Series S2	2/12/2026	193,424

Vast Data Ltd Series A	11/28/2023	3,500,431

Vast Data Ltd Series A1	11/28/2023	8,615,728

Vast Data Ltd Series A2	11/28/2023	9,910,835

Vast Data Ltd Series B	11/28/2023	7,886,175

Vast Data Ltd Series C	11/28/2023	229,889

Vast Data Ltd Series E	11/28/2023	15,071,540

Waymo LLC Series A2	5/8/2020	3,844,017

Waymo LLC Series C2	10/18/2024	2,623,966

Wugen Inc 0% 12/31/2199	6/14/2024	2,085,443

Wugen Inc Series B	7/9/2021	3,827,268

Wugen Inc Series C	8/22/2025 - 2/17/2026	3,705,872

Wugen Inc warrants 8/22/2035	8/22/2025	0

Xsight Labs Ltd Series D	2/16/2021	6,299,753

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	6,035,057

Xsight Labs Ltd Series G	5/7/2026	1,886,080

Xsight Labs Ltd warrants 7/24/2032	1/11/2024 - 12/30/2024	0

Zipline International Inc Series G	6/7/2024	7,552,977

Zipline International Inc Series H	12/3/2025	17,318,139

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
AgomAb Therapeutics NV	8/5/2026

Cerebras Systems Inc Class B	11/10/2026

Generate Biomedicines Inc	8/26/2026

Meesho	6/9/2026

Odyssey Therapeutics Inc	11/4/2026

Saluda Medical Inc	3/31/2027

Saluda Medical Inc warrants	3/31/2027

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	270,128,286	1,863,766,868	1,889,602,543	3,055,092	(13,585)	-	244,279,026	244,230,180	0.4%
Fidelity Securities Lending Cash Central Fund	230,381,208	1,718,453,672	1,721,457,045	1,327,915	165	-	227,378,000	227,355,264	0.6%
Total	500,509,494	3,582,220,540	3,611,059,588	4,383,007	(13,420)	-	471,657,026

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Beauty Health Co/The	4,269,381	-	-	-	-	2,076,775	-	-
Beauty Health Co/The Class A	5,613,103	-	920,832	-	(7,429,791)	890,387	-	-
Cyclerion Therapeutics Inc	-	1,414,500	-	-	-	(726,990)	687,510	218,257
Everpure Inc Class A	1,420,681,859	82,241,402	6,257,636	-	4,673,355	(143,402,240)	1,357,936,740	17,078,817
Ionis Pharmaceuticals Inc	674,716,759	28,450,522	3,682,308	-	2,813,704	(54,211,179)	648,087,498	8,471,732
Nektar Therapeutics	-	118,814,327	1,499	-	85	177,072	118,989,985	1,834,001
Novocure Ltd	69,646,177	6,332,388	381,006	-	(37,389)	24,664,969	100,225,139	5,881,757
Nutanix Inc Class A	642,510,057	23,455,072	12,414,232	-	(6,783,728)	62,572,548	709,339,717	13,622,810
Nuvation Bio Inc Class A	135,702,214	3,633,547	855,176	-	765,185	(55,420,817)	83,824,953	17,536,601
Total	2,953,139,550	264,341,758	24,512,689	-	(5,998,579)	(163,379,475)	3,019,091,542

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	11,757,984,030	11,735,117,438	-	22,866,592
Consumer Discretionary	10,541,811,924	10,406,667,862	27,608,248	107,535,814
Consumer Staples	2,150,047,740	2,126,250,554	-	23,797,186
Energy	427,523,825	427,523,825	-	-
Financials	2,679,570,792	2,645,017,044	-	34,553,748
Health Care	10,464,830,728	10,281,310,033	56,601,720	126,918,975
Industrials	4,339,127,573	2,736,639,715	1,602,156,896	330,962
Information Technology	52,894,042,078	52,851,067,294	-	42,974,784
Materials	529,417,193	528,922,367	-	494,826
Real Estate	126,519,470	126,519,470	-	-

Convertible Corporate Bonds
Consumer Discretionary	19,145,335	-	19,145,335	-
Financials	5,546,042	-	-	5,546,042
Health Care	6,409,999	-	-	6,409,999
Information Technology	5,335,046	-	-	5,335,046
Materials	446,337	-	-	446,337

Convertible Preferred Stocks
Communication Services	128,119,582	-	-	128,119,582
Consumer Discretionary	24,847,911	-	665,688	24,182,223
Consumer Staples	11,068,873	-	-	11,068,873
Financials	70,874,708	-	-	70,874,708
Health Care	568,624,271	-	61,022,639	507,601,632
Industrials	1,560,973,267	-	1,459,863,001	101,110,266
Information Technology	860,953,089	-	-	860,953,089
Materials	63,260,983	-	-	63,260,983
Utilities	4,737,794	-	-	4,737,794

Non-Convertible Preferred Stocks
Health Care	10,576,736	-	-	10,576,736

Preferred Securities
Consumer Discretionary	242,845	-	-	242,845
Health Care	1	-	-	1
Information Technology	14,045,794	-	-	14,045,794

Money Market Funds	471,657,026	471,657,026	-	-
Total Investments in Securities:	99,737,740,992	94,336,692,628	3,227,063,527	2,173,984,837

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	2,166,809	-	-	2,166,809
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2026 ($)
Common Stocks	708,489,435	(1,848,670)	(10,173,793)	40,675,223	(38,624,875)	-	-	(339,044,433)	359,472,887	8,078,948
Convertible Preferred Stocks	2,170,522,915	25,315,649	250,900,494	194,718,807	(399,578,232)	-	-	(469,970,483)	1,771,909,150	507,823,383
Non-Convertible Preferred Stocks	10,673,098	(843,278)	746,916	-	-	-	-	-	10,576,736	(6,561)
Convertible Corporate Bonds	48,376,893	-	(279,526)	6,466,223	(750,183)	-	-	(36,075,983)	17,737,424	(279,526)
Preferred Securities	4,025,675	-	1,413,703	8,849,262	-	-	-	-	14,288,640	1,413,703

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of May 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $393,128,277) - See accompanying schedule:
Unaffiliated issuers (cost $27,414,888,784)	$96,246,992,424
Fidelity Central Funds (cost $471,652,903)	471,657,026
Other affiliated issuers (cost $1,950,326,000)	3,019,091,542

Total Investment in Securities (cost $29,836,867,687)		$99,737,740,992
Cash		2,162,633
Restricted cash		1,210
Foreign currency held at value (cost $41,191)		41,683
Receivable for investments sold		98,243,710
Unrealized appreciation on unfunded commitments		2,166,809
Receivable for fund shares sold		29,764,278
Dividends receivable		35,545,832
Interest receivable		1,854,650
Distributions receivable from Fidelity Central Funds		817,794
Prepaid expenses		9,454
Other receivables		2,072,043
Total assets		99,910,421,088
Liabilities
Payable for investments purchased	$125,619,255
Payable for fund shares redeemed	33,719,103
Accrued management fee	56,160,915
Other payables and accrued expenses	14,403,699
Collateral on securities loaned	227,317,760
Total liabilities		457,220,732
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$99,453,200,356
Net Assets consist of:
Paid in capital		$25,465,617,736
Total accumulated earnings (loss)		73,987,582,620
Net Assets		$99,453,200,356

Net Asset Value and Maximum Offering Price
Growth Company :
Net Asset Value, offering price and redemption price per share ($90,135,455,514 ÷ 1,524,843,460 shares)		$59.11
Class K :
Net Asset Value, offering price and redemption price per share ($9,317,744,842 ÷ 156,382,697 shares)		$59.58
Consolidated Statement of Operations
Six months ended May 31, 2026 (Unaudited)
Investment Income
Dividends		$150,817,377
Interest		1,052,379
Income from Fidelity Central Funds (including $1,327,915 from security lending)		4,383,007
Security lending		93,778
Total income		156,346,541
Expenses
Management fee
Basic fee	$241,062,096
Performance adjustment	62,763,426
Custodian fees and expenses	440,064
Independent trustees' fees and expenses	107,851
Registration fees	191,375
Audit fees	125,341
Legal	34,311
Interest	4,509
Miscellaneous	108,046
Total expenses before reductions	304,837,019
Expense reductions	(5,956)
Total expenses after reductions		304,831,063
Net Investment income (loss)		(148,484,522)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $259,977)	4,040,299,913
Redemptions in-kind	547,866,331
Fidelity Central Funds	(13,420)
Other affiliated issuers	(5,998,579)
Foreign currency transactions	(201,084)
Futures contracts	(2,231,452)
Total net realized gain (loss)		4,579,721,709
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $2,608,492)	15,710,765,155
Affiliated issuers	(163,379,475)
Unfunded commitments	2,166,809
Assets and liabilities in foreign currencies	47,374
Total change in net unrealized appreciation (depreciation)		15,549,599,863
Net gain (loss)		20,129,321,572
Net increase (decrease) in net assets resulting from operations		$19,980,837,050
Consolidated Statement of Changes in Net Assets

	Six months ended May 31, 2026 (Unaudited)	Year ended November 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(148,484,522)	$(180,203,446)
Net realized gain (loss)	4,579,721,709	6,827,585,289
Change in net unrealized appreciation (depreciation)	15,549,599,863	9,012,925,244
Net increase (decrease) in net assets resulting from operations	19,980,837,050	15,660,307,087
Distributions to shareholders	(3,843,191,928)	(5,603,973,094)

Share transactions - net increase (decrease)	3,735,604,722	222,673,485
Total increase (decrease) in net assets	19,873,249,844	10,279,007,478

Net Assets
Beginning of period	79,579,950,512	69,300,943,034
End of period	$99,453,200,356	$79,579,950,512

Consolidated Financial Highlights
Fidelity® Growth Company Fund

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$49.58	$43.44	$31.27	$26.47	$41.75	$34.49
Income from Investment Operations
Net investment income (loss) A,B	(.09)	(.11)	(.02)	(.06)	(.09)	(.14) C
Net realized and unrealized gain (loss)	12.00	9.83	13.41	6.48	(11.30)	10.31
Total from investment operations	11.91	9.72	13.39	6.42	(11.39)	10.17
Distributions from net realized gain	(2.38)	(3.58)	(1.22)	(1.62)	(3.89)	(2.91)
Total distributions	(2.38)	(3.58)	(1.22)	(1.62)	(3.89)	(2.91)
Net asset value, end of period	$59.11	$49.58	$43.44	$31.27	$26.47	$41.75
Total Return D,E	25.05%	23.90%	44.23%	26.74%	(29.90)%	31.76%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.73% H	.69%	.53%	.72%	.86%	.79%
Expenses net of fee waivers, if any	.73 % H	.69%	.52%	.71%	.86%	.79%
Expenses net of all reductions, if any	.73% H	.69%	.52%	.71%	.86%	.79%
Net investment income (loss)	(.36)% H	(.27)%	(.06)%	(.22)%	(.32)%	(.38)% C
Supplemental Data
Net assets, end of period (000 omitted)	$90,135,456	$71,629,186	$60,512,551	$43,116,057	$34,900,124	$53,845,109
Portfolio turnover rate I,J	17 % H	16%	18%	12%	14%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.43)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IPortfolio turnover rate excludes securities received or delivered in-kind.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Growth Company Fund Class K

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$49.95	$43.71	$31.43	$26.59	$41.89	$34.57
Income from Investment Operations
Net investment income (loss) A,B	(.07)	(.08)	.01	(.04)	(.07)	(.12) C
Net realized and unrealized gain (loss)	12.08	9.90	13.49	6.50	(11.34)	10.35
Total from investment operations	12.01	9.82	13.50	6.46	(11.41)	10.23
Distributions from net realized gain	(2.38)	(3.58)	(1.22)	(1.62)	(3.89)	(2.91)
Total distributions	(2.38)	(3.58)	(1.22)	(1.62)	(3.89)	(2.91)
Net asset value, end of period	$59.58	$49.95	$43.71	$31.43	$26.59	$41.89
Total Return D,E	25.06%	23.99%	44.36%	26.77%	(29.85)%	31.87%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.66% H	.62%	.45%	.65%	.79%	.73%
Expenses net of fee waivers, if any	.66 % H	.62%	.44%	.65%	.79%	.72%
Expenses net of all reductions, if any	.66% H	.62%	.44%	.65%	.79%	.72%
Net investment income (loss)	(.29)% H	(.20)%	.02%	(.15)%	(.26)%	(.32)% C
Supplemental Data
Net assets, end of period (000 omitted)	$9,317,745	$7,950,765	$8,788,392	$7,853,710	$7,775,608	$15,994,121
Portfolio turnover rate I,J	17 % H	16%	18%	12%	14%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.37)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IPortfolio turnover rate excludes securities received or delivered in-kind.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended May 31, 2026

1. Organization.
Fidelity Growth Company Fund (the Fund) is a non-diversified fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Company and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$359,472,887	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	7.3 - 11.0 / 7.6	Increase
			Enterprise value/Revenue multiple (EV/R)	1.5 - 31.1 / 6.9	Increase
			Enterprise value/Net Income Multiple (EV/NI)	28.0	Increase
		Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Discount rate	3.7% - 20.0% / 8.0%	Decrease
			Term	0.0 - 8.8 / 3.9	Increase
			Probability rate	0.0% - 95.0% / 34.8%	Increase
			Exit multiple	2.0 - 4.5 / 2.7	Increase
		Market approach	Transaction price	$0.61 - $62.50 / $47.90	Increase
			Discount rate	10.0% - 80.0% / 78.7%	Decrease
			Premium rate	10.0% - 95.0% / 90.8%	Increase
		Black scholes	Discount rate	3.5% - 4.3% / 4.2%	Increase
			Term	0.6 - 5.0 / 3.2	Increase
			Volatility	60.0% - 110.0% / 63.7%	Increase
		Book value	Book value multiple	1.3	Increase
Convertible Corporate Bonds	$17,737,424	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.5 - 13.5 / 12.3	Increase
			Probability rate	0.0% - 50.0% / 20.0%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$0.65 - $100.00 / $28.80	Increase
			Discount rate	10.0%	Decrease
			Premium rate	15.0%	Increase
		Black scholes	Discount rate	3.7% - 4.2% / 4.0%	Increase
			Term	0.3 - 3.0 / 2.1	Increase
			Volatility	60.0% - 110.0% / 77.3%	Increase
Convertible Preferred Stocks	$1,771,909,150	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.4 - 54.1 / 17.3	Increase
			Enterprise value/Gross Profit multiple (EV/GP)	7.9 - 11.5 / 11.4	Increase
		Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Discount rate	3.8% - 5.6% / 4.7%	Decrease
			Probability rate	5.0% - 95.0% / 39.1%	Increase
		Market approach	Transaction price	$0.65 - $502.90 / $47.54	Increase
			Discount rate	5.0% - 90.0% / 12.8%	Decrease
			Premium rate	5.0% - 95.0% / 27.2%	Increase
			Discount due to lack of marketability (DLOM)	10.4% - 17.6% / 14.2%	Decrease
			Conversion ratio	1.5	Decrease
		Black scholes	Discount rate	0.0% - 4.3% / 4.1%	Increase
			Term	0.3 - 5.0 / 3.1	Increase
			Volatility	40.0% - 110.0% / 73.3%	Increase
Non-Convertible Preferred Stocks	$10,576,736	Market approach	Transaction price	$215.03	Increase
			Premium rate	10.0%	Increase
		Black scholes	Discount rate	4.1%	Increase
			Term	3.0	Increase
			Volatility	85.0%	Increase
Preferred Securities	$14,288,640	Recovery value	Recovery value	$0.00 - $3.30 / $3.19	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	17.6% - 46.9% / 26.7%	Decrease
			Probability rate	10.0% - 70.0% / 33.3%	Increase
		Black scholes	Discount rate	3.8%	Increase
			Term	0.6 - 1.0 / 0.8	Increase
			Volatility	55.0% - 80.0% / 70.6%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Consolidated Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), contingent interest, redemptions in-kind, partnerships, net operating losses and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$71,883,079,374
Gross unrealized depreciation	(2,104,887,479)
Net unrealized appreciation (depreciation)	$69,778,191,895
Tax cost	$29,959,549,097

The Fund elected to defer to its next fiscal year $160,256,486 of ordinary losses recognized during the period January 1, 2025 to November 30, 2025.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via reorganization, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable. The total amount of commitments outstanding at period end is presented in the table below.

	Investment to be Acquired	Shares	Commitment Amount ($)
Fidelity Growth Company Fund	Freenome Holdings, Inc.	246,993	2,469,930
Fidelity Growth Company Fund	Korsana Biosciences, Inc	3,790,200	8,919,857
Fidelity Growth Company Fund	Mentari Therapeutics, Inc	3,572,000	6,829,664

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Total Assets
Fidelity Growth Company Fund	90,391,023.09

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

Consolidated Special Purpose Vehicle. The Funds included in the table below hold private equity of Indian issuers through a wholly owned special purpose vehicle (SPV). As of period end, the investment in the SPV was as follows:

	SPV Name	Net Assets of SPV	% of Fund's Total Assets
Fidelity Growth Company Fund	Fid FDI 25, LLC	$67,691,300.07

The financial statements have been consolidated to include the SPV accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Company Fund	7,639,077,771	7,212,058,744

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Growth Company Fund	14,337,481	10,172,404	537,693,927	547,866,331	706,351,897

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Growth Company Fund	67,652,550	16,218,800	2,526,034,154	2,542,252,954	3,000,087,558

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Growth Company Fund	3,158,931	114,921,898
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Growth Company	.60
Class K	.54

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Growth Company	.58
Class K	.51

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Growth Company Fund	Russell 3000 Growth Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Growth Company. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .15%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Growth Company Fund	$1,947,693

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Growth Company Fund	123,036

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Growth Company Fund	Borrower	41,092,000	3.95%	4,509

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Growth Company Fund	726,279,825	577,111,885	262,763,017
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Growth Company Fund	50,906
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Consolidated Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Growth Company Fund	152,880	30,311	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
Fidelity Growth Company Fund	177,206,765
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $5,956.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2026	Year ended November 30, 2025
Fidelity Growth Company Fund
Distributions to shareholders
Growth Company	$3,476,689,249	$4,947,937,641
Class K	366,502,679	656,035,453
Total	$3,843,191,928	$5,603,973,094
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2026	Year ended November 30, 2025	Six months ended May 31, 2026	Year ended November 30, 2025
Fidelity Growth Company Fund
Growth Company
Shares sold	88,005,795	132,487,077	$4,362,709,425	$5,397,431,291
Reinvestment of distributions	65,677,761	108,705,819	3,193,252,747	4,541,729,126
Shares redeemed	(73,442,563)	(189,563,646)	(3,668,744,236)	(7,926,864,926)
Net increase (decrease)	80,240,993	51,629,250	$3,887,217,936	$2,012,295,491
Class K
Shares sold	11,050,391	21,036,460	$563,947,337	$876,009,059
Reinvestment of distributions	7,456,964	15,572,632	365,391,218	654,829,174
Shares redeemed	(21,312,368)	(78,502,359)	(1,080,951,769)	(3,320,460,239)
Net increase (decrease)	(2,805,013)	(41,893,267)	$(151,613,214)	$(1,789,622,006)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity Growth Company Fund	27%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Growth Company Fund	32%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Growth Company Fund
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.704741.128
GCF-SANN-0726
Fidelity® Equity Growth K6 Fund

Semi-Annual Report
May 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Equity Growth K6 Fund
Schedule of Investments May 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($)
AUSTRALIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
BHP Group Ltd ADR (a)	21,625	1,922,679
BELGIUM - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
UCB SA	11,207	3,290,183
BRAZIL - 0.5%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc (b)	128	217,042
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (b)	24,543	322,250
Materials - 0.4%
Metals & Mining - 0.4%
Vale SA ADR	87,854	1,427,628
TOTAL BRAZIL		1,966,920
CANADA - 1.2%
Information Technology - 0.4%
IT Services - 0.4%
Shopify Inc Class A (United States) (b)	13,044	1,548,453
Materials - 0.8%
Chemicals - 0.0%
Nutrien Ltd (United States)	3,348	229,505
Metals & Mining - 0.8%
Agnico Eagle Mines Ltd/CA (United States)	5,536	1,013,918
Franco-Nevada Corp	8,200	1,899,506
		2,913,424
TOTAL MATERIALS		3,142,929
TOTAL CANADA		4,691,382
CHILE - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Antofagasta PLC	25,534	1,409,164
Lundin Mining Corp	44,688	1,334,822

TOTAL CHILE		2,743,986
CHINA - 0.5%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Tencent Holdings Ltd	5,327	289,425
Industrials - 0.4%
Electrical Equipment - 0.4%
Contemporary Amperex Technology Co Ltd A Shares (China)	25,124	1,574,369
TOTAL CHINA		1,863,794
GERMANY - 0.3%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Auto1 Group SE (a)(b)	38,568	1,025,674
ISRAEL - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Gamida Cell Ltd rights (b)(c)	10,294	0
KOREA (SOUTH) - 1.2%
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
SK Hynix Inc	2,986	4,616,985
LUXEMBOURG - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
ArcelorMittal SA depository receipt	17,937	1,245,007
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Southern Copper Corp	1,124	215,021
NETHERLANDS - 0.6%
Health Care - 0.5%
Biotechnology - 0.5%
Argenx SE ADR (b)	2,323	1,942,005
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	713	229,122
TOTAL NETHERLANDS		2,171,127
NORWAY - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	12,550	153,484
SWEDEN - 0.1%
Industrials - 0.1%
Machinery - 0.1%
Epiroc AB A Shares	14,972	442,923
TAIWAN - 3.7%
Information Technology - 3.7%
Electronic Equipment, Instruments & Components - 0.2%
Chroma ATE Inc	9,484	760,797
Semiconductors & Semiconductor Equipment - 3.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	32,034	13,404,627
TOTAL TAIWAN		14,165,424
THAILAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Fabrinet (b)	315	206,060
UNITED KINGDOM - 0.3%
Consumer Staples - 0.2%
Tobacco - 0.2%
British American Tobacco PLC	12,409	767,827
Financials - 0.1%
Financial Services - 0.1%
Revolut Group Holdings Ltd (b)(c)(d)	200	279,928
TOTAL UNITED KINGDOM		1,047,755
UNITED STATES - 86.9%
Communication Services - 11.5%
Entertainment - 1.3%
Live Nation Entertainment Inc (b)	2,986	502,872
Netflix Inc (b)	50,710	4,362,074
		4,864,946
Interactive Media & Services - 10.2%
Alphabet Inc Class A	71,010	27,007,944
Meta Platforms Inc Class A	17,896	11,319,399
		38,327,343
TOTAL COMMUNICATION SERVICES		43,192,289
Consumer Discretionary - 9.9%
Automobiles - 2.3%
Tesla Inc (b)	20,157	8,784,219
Waymo LLC Class B (c)(d)	200	32,864
		8,817,083
Broadline Retail - 5.1%
Amazon.com Inc (b)	71,478	19,344,806
Hotels, Restaurants & Leisure - 1.4%
Airbnb Inc Class A (b)	1,826	243,424
Hilton Worldwide Holdings Inc	6,661	2,182,543
Viking Holdings Ltd (b)	33,153	3,053,723
		5,479,690
Household Durables - 0.6%
DR Horton Inc	4,670	686,910
Lennar Corp Class A	1,248	112,045
SharkNinja Inc (b)	11,260	1,372,482
		2,171,437
Specialty Retail - 0.5%
Lowe's Cos Inc	1,128	241,798
Ross Stores Inc	2,899	671,785
Williams-Sonoma Inc	4,817	980,597
		1,894,180
TOTAL CONSUMER DISCRETIONARY		37,707,196
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.7%
Costco Wholesale Corp	2,800	2,677,696
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	5,628	500,611
TOTAL CONSUMER STAPLES		3,178,307
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
APA Corp	35,924	1,308,712
ConocoPhillips	988	112,612
Exxon Mobil Corp	8,398	1,219,893
Ovintiv Inc	2,863	160,443
TOTAL ENERGY		2,801,660
Financials - 4.7%
Banks - 0.3%
Bank of America Corp	18,672	963,475
US Bancorp	10,389	569,837
		1,533,312
Capital Markets - 1.8%
Cboe Global Markets Inc	6,455	2,153,130
Charles Schwab Corp/The	11,583	1,011,775
Morgan Stanley	17,160	3,569,280
		6,734,185
Financial Services - 2.6%
Mastercard Inc Class A	19,580	9,672,128
TOTAL FINANCIALS		17,939,625
Health Care - 5.9%
Biotechnology - 2.1%
Alnylam Pharmaceuticals Inc (b)	5,220	1,576,336
Blueprint Medicines Corp rights (b)(c)	936	0
Cogent Biosciences Inc (b)	15,184	530,833
Cytokinetics Inc (b)	8,234	632,042
Gilead Sciences Inc	4,820	647,953
Hemab Therapeutics Holdings Inc	1,597	45,514
Insmed Inc (b)	13,966	1,493,105
Legend Biotech Corp ADR (b)	13,822	375,406
Moderna Inc (b)	36,779	1,735,601
Revolution Medicines Inc (b)	1,702	268,031
Twist Bioscience Corp (b)	656	43,866
Tyra Biosciences Inc (b)	18,453	616,515
		7,965,202
Health Care Equipment & Supplies - 0.9%
Edwards Lifesciences Corp (b)	22,591	1,953,444
Medline Inc Class A (a)	41,641	1,522,395
		3,475,839
Pharmaceuticals - 2.9%
Crinetics Pharmaceuticals Inc (b)	5,622	199,862
Eli Lilly & Co	9,645	10,657,725
		10,857,587
TOTAL HEALTH CARE		22,298,628
Industrials - 9.6%
Aerospace & Defense - 1.1%
Anduril Industries Inc Class B (c)(d)	200	13,790
Beta Technologies Inc Class A (b)	1,700	31,178
Boeing Co (b)	12,286	2,839,909
GE Aerospace	764	247,353
Hawkeye 360 Inc	600	19,806
Space Exploration Technologies Corp (b)(d)	8,295	1,119,825
		4,271,861
Air Freight & Logistics - 0.1%
CH Robinson Worldwide Inc	1,521	271,726
Building Products - 0.8%
Madison Air Solutions Corp Class A	3,100	134,757
Trane Technologies PLC	6,754	3,048,080
		3,182,837
Construction & Engineering - 0.7%
Dycom Industries Inc (b)	3,404	1,736,040
EMCOR Group Inc	1,100	909,502
		2,645,542
Electrical Equipment - 2.1%
GE Vernova Inc	4,239	4,104,708
Nextpower Inc Class A (b)	24,655	3,856,042
		7,960,750
Ground Transportation - 0.4%
Old Dominion Freight Line Inc	7,104	1,599,466
Machinery - 3.1%
Cummins Inc	4,477	2,894,963
Deere & Co	4,394	2,382,339
Dover Corp	4,234	894,897
PACCAR Inc	12,556	1,385,806
Parker-Hannifin Corp	1,906	1,609,865
Westinghouse Air Brake Technologies Corp	9,936	2,594,886
		11,762,756
Passenger Airlines - 0.5%
Delta Air Lines Inc	17,574	1,449,504
Southwest Airlines Co	8,819	378,776
		1,828,280
Trading Companies & Distributors - 0.8%
Ferguson Enterprises Inc (United Kingdom)	8,830	1,984,668
United Rentals Inc	965	960,822
		2,945,490
TOTAL INDUSTRIALS		36,468,708
Information Technology - 41.4%
Communications Equipment - 0.7%
Arista Networks Inc (b)	12,860	2,050,784
Lumentum Holdings Inc (b)	548	468,518
		2,519,302
Electronic Equipment, Instruments & Components - 1.9%
Amphenol Corp Class A	23,592	3,509,546
Coherent Corp (b)	3,734	1,349,729
Corning Inc	12,498	2,264,138
		7,123,413
Semiconductors & Semiconductor Equipment - 23.1%
Advanced Micro Devices Inc (b)	3,586	1,850,735
Analog Devices Inc	3,282	1,358,256
Broadcom Inc	35,753	15,973,368
Intel Corp (b)	25,715	2,948,996
KLA Corp	941	1,808,329
Lam Research Corp	9,240	2,939,983
MACOM Technology Solutions Holdings Inc (b)	3,763	1,372,140
Marvell Technology Inc	19,118	3,919,190
Micron Technology Inc	1,951	1,894,421
NVIDIA Corp	244,978	51,724,655
SiTime Corp (b)	1,683	1,195,266
		86,985,339
Software - 9.5%
Cadence Design Systems Inc (b)	4,852	1,819,160
Canva Inc Class A (b)(c)(d)	150	190,631
Datadog Inc Class A (b)	13,466	3,330,815
Microsoft Corp	60,353	27,173,335
Palantir Technologies Inc Class A (b)	8,878	1,389,762
Synopsys Inc (b)	4,681	2,226,377
		36,130,080
Technology Hardware, Storage & Peripherals - 6.2%
Apple Inc	69,745	21,764,625
Seagate Technology Holdings PLC	2,151	1,892,450
		23,657,075
TOTAL INFORMATION TECHNOLOGY		156,415,209
Materials - 1.8%
Chemicals - 0.6%
Corteva Inc	30,669	2,400,769
Construction Materials - 0.0%
Vulcan Materials Co	461	130,426
Metals & Mining - 1.2%
Alcoa Corp	40,609	3,152,883
Coeur Mining Inc	33,812	653,248
Steel Dynamics Inc	2,578	670,667
		4,476,798
TOTAL MATERIALS		7,007,993
Real Estate - 0.3%
Health Care REITs - 0.3%
Ventas Inc	11,847	1,000,124
Utilities - 0.3%
Electric Utilities - 0.2%
NRG Energy Inc	6,368	853,821
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	2,100	336,483
TOTAL UTILITIES		1,190,304
TOTAL UNITED STATES		329,200,043
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (b)	8,741	269,081
TOTAL COMMON STOCKS (Cost $275,839,007)		371,237,528

Convertible Preferred Stocks - 1.0%
	Shares	Value ($)
UNITED STATES - 1.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series D-2 (c)(d)	600	98,592
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)(d)	400	5,638
Industrials - 0.1%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series F (b)(c)(d)	1,470	101,357
Anduril Industries Inc Series G (b)(c)(d)	214	14,755
Anduril Industries Inc Series H (c)(d)	3,600	248,220
		364,332
Air Freight & Logistics - 0.0%
Zipline International Inc Series H (c)(d)	2,862	161,016
TOTAL INDUSTRIALS		525,348
Information Technology - 0.9%
Software - 0.9%
Anthropic PBC Series F (c)(d)	1,000	589,010
Anthropic PBC Series G (c)(d)	2,200	1,295,823
Anthropic PBC Series H (c)(d)	1,400	824,614
Databricks Inc Series K (c)(d)	1,000	190,000
OpenAI Group Pbc Series A-2 (c)(d)	373	256,508
World Labs Technologies Inc Series C (c)(d)	300	94,392
World Labs Technologies Inc Series C PRIME (c)(d)	268	90,297
TOTAL INFORMATION TECHNOLOGY		3,340,644
TOTAL UNITED STATES		3,970,222
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,478,273)		3,970,222

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.67	5,615,070	5,616,193
Fidelity Securities Lending Cash Central Fund (e)(f)	3.67	2,533,936	2,534,190
TOTAL MONEY MARKET FUNDS (Cost $8,150,383)			8,150,383

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $286,467,663)	383,358,133
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(4,389,090)
NET ASSETS - 100.0%	378,969,043

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,607,260 or 1.5% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	5,103

Anduril Industries Inc Class B	6/16/2025	8,177

Anduril Industries Inc Series F	8/7/2024	31,953

Anduril Industries Inc Series G	4/17/2025	8,749

Anduril Industries Inc Series H	5/12/2026	248,230

Anthropic PBC Series F	8/18/2025	140,968

Anthropic PBC Series G	1/27/2026	570,100

Anthropic PBC Series H	5/28/2026	824,613

Canva Inc Class A	8/19/2025 - 11/12/2025	246,920

Databricks Inc Series K	9/8/2025	150,000

OpenAI Group Pbc Series A-2	9/30/2024	70,200

Revolut Group Holdings Ltd	1/28/2026	282,019

Space Exploration Technologies Corp	11/22/2024 - 12/12/2025	520,590

Waymo LLC Class B	4/22/2026	32,863

Waymo LLC Series D-2	2/2/2026	98,590

World Labs Technologies Inc Series C	2/17/2026	78,072

World Labs Technologies Inc Series C PRIME	2/17/2026	90,667

Zipline International Inc Series H	12/3/2025	161,028

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	279,679	39,031,628	33,695,032	38,325	(82)	-	5,616,193	5,615,070	0.0%
Fidelity Securities Lending Cash Central Fund	206,200	10,848,444	8,520,451	2,213	(3)	-	2,534,190	2,533,936	0.0%
Total	485,879	49,880,072	42,215,483	40,538	(85)	-	8,150,383

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	43,481,714	43,192,289	289,425	-
Consumer Discretionary	38,949,912	38,917,048	-	32,864
Consumer Staples	3,946,134	3,178,307	767,827	-
Energy	2,801,660	2,801,660	-	-
Financials	18,541,803	18,261,875	-	279,928
Health Care	27,530,816	27,530,816	-	-
Industrials	38,486,000	36,909,462	1,562,748	13,790
Information Technology	177,181,253	176,990,622	-	190,631
Materials	18,127,808	17,974,324	153,484	-
Real Estate	1,000,124	1,000,124	-	-
Utilities	1,190,304	1,190,304	-	-

Convertible Preferred Stocks
Consumer Discretionary	98,592	-	-	98,592
Financials	5,638	-	-	5,638
Industrials	525,348	-	-	525,348
Information Technology	3,340,644	-	-	3,340,644

Money Market Funds	8,150,383	8,150,383	-	-
Total Investments in Securities:	383,358,133	376,097,214	2,773,484	4,487,435
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2026 ($)
Common Stocks	255,481	-	(53,150)	314,882	-	-	-	-	517,213	(53,150)
Convertible Preferred Stocks	881,946	-	1,116,566	2,071,300	(99,590)	-	-	-	3,970,222	1,339,344

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,250,995) - See accompanying schedule:
Unaffiliated issuers (cost $278,317,280)	$375,207,750
Fidelity Central Funds (cost $8,150,383)	8,150,383

Total Investment in Securities (cost $286,467,663)		$383,358,133
Receivable for fund shares sold		1,732,406
Dividends receivable		152,049
Distributions receivable from Fidelity Central Funds		8,108
Prepaid expenses		34
Receivable from investment adviser for expense reductions		7,199
Other receivables		1,922
Total assets		385,259,851
Liabilities
Payable to custodian bank	$29
Payable for investments purchased	3,325,791
Payable for fund shares redeemed	266,721
Accrued management fee	136,602
Other payables and accrued expenses	27,475
Collateral on securities loaned	2,534,190
Total liabilities		6,290,808
Net Assets		$378,969,043
Net Assets consist of:
Paid in capital		$282,033,313
Total accumulated earnings (loss)		96,935,730
Net Assets		$378,969,043
Net Asset Value, offering price and redemption price per share ($378,969,043 ÷ 20,277,243 shares)		$18.69
Statement of Operations
Six months ended May 31, 2026 (Unaudited)
Investment Income
Dividends		$890,856
Income from Fidelity Central Funds (including $2,213 from security lending)		40,538
Security lending		108
Total income		931,502
Expenses
Management fee	$756,277
Custodian fees and expenses	13,280
Independent trustees' fees and expenses	437
Registration fees	12,266
Audit fees	32,211
Legal	534
Miscellaneous	863
Total expenses before reductions	815,868
Expense reductions	(60,487)
Total expenses after reductions		755,381
Net Investment income (loss)		176,121
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,203,182
Fidelity Central Funds	(85)
Foreign currency transactions	(11,249)
Total net realized gain (loss)		1,191,848
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	43,678,054
Assets and liabilities in foreign currencies	(373)
Total change in net unrealized appreciation (depreciation)		43,677,681
Net gain (loss)		44,869,529
Net increase (decrease) in net assets resulting from operations		$45,045,650
Statement of Changes in Net Assets

	Six months ended May 31, 2026 (Unaudited)	Year ended November 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$176,121	$447,597
Net realized gain (loss)	1,191,848	3,033,964
Change in net unrealized appreciation (depreciation)	43,677,681	34,745,915
Net increase (decrease) in net assets resulting from operations	45,045,650	38,227,476
Distributions to shareholders	(4,360,419)	(2,560,425)

Share transactions
Proceeds from sales of shares	39,752,903	184,209,445
Reinvestment of distributions	4,070,719	2,560,425
Cost of shares redeemed	(29,857,096)	(52,441,452)

Net increase (decrease) in net assets resulting from share transactions	13,966,526	134,328,418
Total increase (decrease) in net assets	54,651,757	169,995,469

Net Assets
Beginning of period	324,317,286	154,321,817
End of period	$378,969,043	$324,317,286

Other Information
Shares
Sold	2,370,302	12,316,708
Issued in reinvestment of distributions	245,520	173,588
Redeemed	(1,785,585)	(3,476,159)
Net increase (decrease)	830,237	9,014,137

Financial Highlights
Fidelity® Equity Growth K6 Fund

	Six months ended May 31, 2026 (Unaudited)	Years ended November 30, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$16.68	$14.79	$10.64	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.03	.01	.01
Net realized and unrealized gain (loss)	2.22	2.08	4.15	.63
Total from investment operations	2.23	2.11	4.16	.64
Distributions from net investment income	(.05)	(.02)	(.01)	-
Distributions from net realized gain	(.17)	(.20)	-	-
Total distributions	(.22)	(.22)	(.01)	-
Net asset value, end of period	$18.69	$16.68	$14.79	$10.64
Total Return D,E	13.53%	14.42%	39.15%	6.40%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.49% H	.50%	.60%	6.77% H,I
Expenses net of fee waivers, if any	.45 % H	.45%	.45%	.45% H,I
Expenses net of all reductions, if any	.45% H	.45%	.45%	.45% H,I
Net investment income (loss)	.10% H	.19%	.10%	.44% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$378,969	$324,317	$154,322	$2,147
Portfolio turnover rate J	49 % H	86%	76% K	14% L

AFor the period August 24, 2023 (commencement of operations) through November 30, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2026

1. Organization.
Fidelity Equity Growth K6 Fund (the Fund) is a non-diversified fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$517,213	Market comparable	Enterprise value/Revenue multiple (EV/R)	8.0 - 14.9 / 8.6	Increase
			Enterprise value/Net Income Multiple (EV/NI)	28.0	Increase
		Recovery value	Recovery value	$0.00	Increase
Convertible Preferred Stocks	$3,970,222	Market comparable	Enterprise value/Revenue multiple (EV/R)	8.5 - 54.1 / 16.6	Increase
		Market approach	Transaction price	$12.76 - $338.31 / $328.67	Increase
		Black scholes	Discount rate	4.2% - 4.3% / 4.2%	Increase
			Term	4.0	Increase
			Volatility	50.0% - 75.0% / 50.7%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$104,082,638
Gross unrealized depreciation	(8,738,768)
Net unrealized appreciation (depreciation)	$95,343,870
Tax cost	$288,014,263

Due to large subscriptions in a prior period, the Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity Growth K6 Fund	89,178,599	82,711,745
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser pays all other expenses, except third-party expenses (including custody, audit and registration fees) and certain other limited exceptions.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Equity Growth K6 Fund	818

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Equity Growth K6 Fund	7,641,628	4,812,696	(112,594)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Equity Growth K6 Fund	206
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Equity Growth K6 Fund	263	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Equity Growth K6 Fund	1,806,791
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .45% of average net assets. This reimbursement will remain in place through March 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $60,487.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Equity Growth K6 Fund
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.9909901.102
EGK-SANN-0726

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Mt. Vernon Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	July 23, 2026